UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........ 21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5857

Columbia Funds Institutional Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	7/31/07

Date of reporting period:	10/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
October 31, 2006 (Unaudited)	CMG Core Bond Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities – 27.4%
Federal Home Loan Mortgage Corp.
	3.500% 10/01/18	279,594	257,790
	4.000% 11/01/20	264,914	250,532
	5.500% 11/01/17	99,726	100,019
	5.500% 03/01/18	81,469	81,708
	5.500% 03/01/21	448,755	449,045
	5.500% 07/01/21	966,926	967,551
	5.500% 08/01/21	2,423,033	2,424,598
	5.500% 08/01/35	1,517,789	1,502,007
	6.000% 05/01/17	150,675	152,985
	TBA:
	5.500% 11/01/21(a)	300,000	300,093
Federal National Mortgage Association
	5.000% 11/01/34	452,978	438,180
	5.000% 12/01/34	238,299	230,514
	5.000% 09/01/35	594,159	573,838
	5.500% 02/01/21	797,886	798,767
	5.500% 08/01/35	354,804	350,829
	5.500% 09/01/35	473,729	468,422
	5.500% 10/01/35	921,617	911,292
	5.500% 04/01/36	167,566	165,619
	6.000% 05/01/36	595,340	599,026
	6.500% 02/01/13	15,319	15,623
	6.500% 08/01/34	77,811	79,427
	7.000% 07/01/32	24,623	25,412
	TBA:
	5.500% 11/01/36(a)	1,550,000	1,531,594
	6.000% 11/01/36(a)	1,750,000	1,760,391
Government National Mortgage Association
	7.000% 01/15/32	8,330	8,616
	7.000% 03/15/32	29,322	30,327
	7.000% 06/15/32	4,851	5,017

	Total Mortgage-Backed Securities (cost of $14,386,935)		14,479,222

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – 24.6%
BASIC MATERIALS – 0.4%
Chemicals – 0.1%
E.I. Dupont De Nemours & Co.
	3.375% 11/15/07(b)	5,000	4,885
Praxair, Inc.
	6.900% 11/01/06	10,000	10,000
Chemicals Total			14,885
Metals & Mining – 0.3%
Alcan, Inc.
	4.500% 05/15/13	175,000	165,352
Metals & Mining Total			165,352
BASIC MATERIALS TOTAL			180,237
COMMUNICATIONS – 2.7%
Media – 1.1%
Jones Intercable, Inc.
	7.625% 04/15/08	200,000	206,155
News America, Inc.
	6.550% 03/15/33	175,000	176,742
Time Warner, Inc.
	6.625% 05/15/29(b)	200,000	203,405
Media Total			586,302
Telecommunication Services – 1.6%
AT&T, Inc.
	4.125% 09/15/09	200,000	194,114
British Telecommunications PLC
	8.375% 12/15/10(b)	4,000	4,493
Sprint Capital Corp.
	6.875% 11/15/28	200,000	204,925
Telefonica Emisones SAU
	5.984% 06/20/11(b)	225,000	229,860
Verizon New England, Inc.
	6.500% 09/15/11(b)	34,000	35,040
Vodafone Group PLC
	5.000% 12/16/13(b)	188,000	181,996
Telecommunication Services Total			850,428
COMMUNICATIONS TOTAL			1,436,730

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – 1.4%
Auto Manufacturers – 0.4%
DaimlerChrysler NA Holding Corp.
	8.500% 01/18/31(b)	150,000	180,248
Auto Manufacturers Total			180,248
Home Builders – 0.4%
D.R. Horton, Inc.
	5.625% 09/15/14(b)	225,000	215,052
Home Builders Total			215,052
Retail – 0.6%
Costco Wholesale Corp.
	5.500% 03/15/07	6,000	5,995
Target Corp.
	5.375% 06/15/09(b)	5,000	5,045
	5.400% 10/01/08(b)	9,000	9,039
Wal-Mart Stores, Inc.
	4.000% 01/15/10(b)	300,000	290,974
	4.550% 05/01/13(b)	9,000	8,712
Retail Total			319,765
CONSUMER CYCLICAL TOTAL			715,065
CONSUMER NON-CYCLICAL – 2.8%
Beverages – 0.4%
Anheuser-Busch Companies, Inc.
	5.750% 04/01/10(b)	50,000	50,946
	5.950% 01/15/33	12,000	12,289
Coca-Cola Co.
	5.750% 03/15/11(b)	4,000	4,113
Diageo Capital PLC
	3.500% 11/19/07	110,000	107,909
Diageo Finance BV
	3.000% 12/15/06	19,000	18,947
PepsiCo, Inc.
	5.750% 01/15/08	6,000	6,042
Beverages Total			200,246
Cosmetics/Personal Care – 0.1%
Gillette Co.
	2.500% 06/01/08	85,000	81,575
Procter & Gamble Co.
	4.750% 06/15/07	9,000	8,976
Cosmetics/Personal Care Total			90,551

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – 0.8%
General Mills, Inc.
	3.875% 11/30/07	250,000	245,797
Kroger Co.
	6.200% 06/15/12(b)	185,000	189,668
Food Total			435,465
Healthcare Products – 0.0%
Johnson & Johnson
	6.625% 09/01/09	7,000	7,302
Healthcare Products Total			7,302
Healthcare Services – 1.0%
Aetna, Inc.
	6.625% 06/15/36	200,000	215,483
UnitedHealth Group, Inc.
	3.375% 08/15/07	200,000	196,900
WellPoint, Inc.
	6.800% 08/01/12	100,000	106,837
Healthcare Services Total			519,220
Household Products/Wares – 0.5%
Fortune Brands, Inc.
	2.875% 12/01/06	6,000	5,987
	5.375% 01/15/16	250,000	236,852
Kimberly-Clark Corp.
	5.625% 02/15/12	7,000	7,176
Household Products/Wares Total			250,015
CONSUMER NON-CYCLICAL TOTAL			1,502,799
ENERGY – 2.0%
Oil & Gas – 1.7%
Anadarko Petroleum Corp.
	6.450% 09/15/36	100,000	103,652
BP Capital Markets PLC
	2.750% 12/29/06	12,000	11,952
ChevronTexaco Capital Co.
	3.500% 09/17/07	211,000	207,918
Devon Financing Corp.
	7.875% 09/30/31	150,000	184,086
Marathon Oil Corp.
	6.800% 03/15/32(b)	175,000	195,819

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Valero Energy Corp.
	6.875% 04/15/12(b)	200,000	212,921
Oil & Gas Total			916,348
Pipelines – 0.3%
Energy Transfer Partners LP
	6.625% 10/15/36	150,000	154,067
Pipelines Total			154,067
ENERGY TOTAL			1,070,415
FINANCIALS – 11.3%
Banks – 2.8%
Bank of New York Co., Inc.
	3.900% 09/01/07	12,000	11,869
Bank One Corp.
	6.000% 08/01/08	27,000	27,421
Barclays Bank PLC
	7.400% 12/15/09	3,000	3,189
Deutsche Bank Financial, Inc.
	6.700% 12/13/06	7,000	7,009
Mellon Funding Corp.
	4.875% 06/15/07	8,000	7,980
National City Bank
	4.625% 05/01/13	18,000	17,383
SunTrust Banks, Inc.
	5.853% 12/15/11(d)	140,000	141,127
	6.375% 04/01/11(b)	3,000	3,133
U.S. Bank NA
	2.850% 11/15/06	12,000	11,990
	6.375% 08/01/11(b)	290,000	304,601
Wachovia Corp.
	4.875% 02/15/14(b)	400,000	387,818
Wells Fargo & Co.
	3.500% 04/04/08(b)	120,000	117,311
	5.125% 09/01/12	400,000	400,716
Banks Total			1,441,547
Diversified Financial Services – 6.7%
American Express Co.
	3.750% 11/20/07	5,000	4,920
	4.750% 06/17/09	8,000	7,951
American Express Credit Corp.
	3.000% 05/16/08	300,000	290,482
American General Finance Corp.
	2.750% 06/15/08(b)	5,000	4,811

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
	5.375% 09/01/09(b)	50,000	50,216
Associates Corp. of North America
	6.950% 11/01/18	11,000	12,408
Bear Stearns Companies, Inc.
	4.500% 10/28/10(b)	18,000	17,577
	5.700% 01/15/07	9,000	9,003
Capital One Financial Corp.
	5.500% 06/01/15	210,000	208,563
CIT Group, Inc.
	3.375% 04/01/09(b)	23,000	22,078
	7.375% 04/02/07	7,000	7,058
Citigroup Global Markets Holdings, Inc.
	6.500% 02/15/08	6,000	6,089
Citigroup, Inc.
	5.000% 09/15/14(b)	430,000	420,006
Countrywide Home Loans, Inc.
	4.125% 09/15/09	250,000	242,592
General Electric Capital Corp.
	5.000% 01/08/16(b)	500,000	490,102
	6.750% 03/15/32	27,000	31,176
Goldman Sachs Group, Inc.
	4.125% 01/15/08	4,000	3,949
	6.345% 02/15/34	175,000	178,695
HSBC Finance Corp.
	5.000% 06/30/15(b)	350,000	339,940
International Lease Finance Corp.
	4.500% 05/01/08	4,000	3,951
JPMorgan Chase Capital XV
	5.875% 03/15/35(b)	325,000	316,446
Lehman Brothers Holdings, Inc.
	4.000% 01/22/08(b)	27,000	26,617
	5.750% 07/18/11(b)	225,000	229,841
Merrill Lynch & Co., Inc.
	3.700% 04/21/08(b)	8,000	7,831
	4.125% 01/15/09	200,000	195,718
	6.000% 02/17/09	12,000	12,200
Morgan Stanley
	4.750% 04/01/14	200,000	191,362

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
National Rural Utilities Cooperative Finance Corp.
	3.250% 10/01/07	6,000	5,894
SLM Corp.
	5.375% 05/15/14(b)	200,000	199,551
Diversified Financial Services Total			3,537,027
Insurance – 1.2%
American International Group, Inc.
	2.875% 05/15/08	325,000	314,054
Genworth Financial, Inc.
	4.750% 06/15/09	200,000	198,418
Hartford Financial Services Group, Inc.
	4.700% 09/01/07	100,000	99,362
John Hancock Financial Services, Inc.
	5.625% 12/01/08	15,000	15,134
Metlife, Inc.
	5.375% 12/15/12	20,000	20,175
Insurance Total			647,143
Real Estate – 0.4%
EOP Operating LP
	7.000% 07/15/11	200,000	212,683
Real Estate Total			212,683
Real Estate Investment Trusts (REITs) – 0.3%
Health Care Property Investors, Inc.
	6.450% 06/25/12	150,000	154,892
Real Estate Investment Trusts (REITs) Total			154,892
Savings & Loans – 0.4%
Washington Mutual, Inc.
	4.200% 01/15/10(b)	200,000	193,946
	5.625% 01/15/07	14,000	14,004
Savings & Loans Total			207,950
FINANCIALS TOTAL			6,201,242
INDUSTRIALS – 1.0%
Aerospace & Defense – 0.5%
Boeing Co.
	5.125% 02/15/13	1,000	995
Lockheed Martin Corp.
	6.150% 09/01/36(c)	160,000	170,014

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
United Technologies Corp.
	7.125% 11/15/10(b)	100,000	107,183
Total Aerospace & Defense			278,192
Transportation – 0.5%
Canadian National Railway Co.
	7.195% 01/02/16	74,295	84,061
Union Pacific Corp.
	3.875% 02/15/09	185,000	179,664
Transportation Total			263,725
INDUSTRIALS TOTAL			541,917
TECHNOLOGY – 0.5%
Computers – 0.5%
Hewlett-Packard Co.
	5.750% 12/15/06	18,000	18,006
International Business Machines Corp.
	6.220% 08/01/27(b)	250,000	266,937
Computers Total			284,943
TECHNOLOGY TOTAL			284,943
UTILITIES – 2.3%
Electric – 2.1%
American Electric Power Co., Inc.
	5.250% 06/01/15(b)	225,000	219,713
Commonwealth Edison Co.
	3.700% 02/01/08	11,000	10,758
	5.950% 08/15/16(b)	200,000	202,374
Progress Energy, Inc.
	7.750% 03/01/31	200,000	243,577
Public Service Electric & Gas Co.
	4.000% 11/01/08	5,000	4,879
Scottish Power PLC
	5.375% 03/15/15	250,000	245,480
Southern California Edison Co.
	5.000% 01/15/14	200,000	195,870
Virginia Electric & Power Co.
	5.375% 02/01/07	6,000	5,998
Electric Total			1,128,649

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Gas – 0.2%
Sempra Energy
	4.750% 05/15/09	100,000	98,728
Gas Total			98,728
UTILITIES TOTAL			1,227,377

	Total Corporate Fixed-Income Bonds & Notes (cost of $13,132,023)		13,019,598
Collateralized Mortgage Obligations – 21.0%
AGENCY – 11.7%
Federal Home Loan Mortgage Corp.
	3.750% 12/15/11	67,529	65,341
	4.000% 07/15/14	887,321	871,023
	4.000% 09/15/15	510,000	495,997
	4.500% 03/15/18	1,580,000	1,544,964
	4.500% 10/15/18	366,306	361,349
	6.500% 10/15/23	100,000	103,592
Federal National Mortgage Association
	4.500% 11/25/14	900,000	886,319
	6.000% 04/25/32	600,000	613,040
Government National Mortgage Association
	4.430% 04/16/34	90,000	87,258
	4.500% 04/16/28	1,000,000	983,674
	4.807% 08/16/32	90,000	88,245
	4.954% 05/16/31	100,000	97,078
AGENCY TOTAL			6,197,880
NON - AGENCY – 9.3%
Bear Stearns Asset Backed Securities, Inc.
	5.000% 01/25/34	261,153	256,979
Countrywide Alternative Loan Trust
	5.250% 03/25/35	839,545	828,654
	5.250% 08/25/35	717,763	714,914
	5.500% 10/25/35	719,530	716,105
Countrywide Home Loan Mortgage Pass Through Trust
	4.594% 12/19/33(d)	238,669	229,713
Structured Asset Securities Corp.
	5.500% 07/25/33	1,012,656	1,005,495

9

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
Washington Mutual Mortgage Securities Corp.
	5.500% 10/25/35	1,190,502	1,188,029
NON - AGENCY TOTAL			4,939,889

	Total Collateralized Mortgage Obligations (cost of $11,316,533)		11,137,769
Government & Agency Obligations – 16.0%
FOREIGN GOVERNMENT OBLIGATIONS – 1.8%
Hellenic Republic of Greece
	6.950% 03/04/08	13,000	13,324
Province of Ontario
	3.500% 09/17/07(b)	350,000	344,817
Province of Quebec
	5.000% 07/17/09	350,000	350,009
Republic of Italy
	2.750% 12/15/06	10,000	9,967
United Mexican States
	7.500% 04/08/33(b)	205,000	240,465
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			958,582
U.S. GOVERNMENT AGENCIES – 4.9%
Federal Home Loan Bank
	4.875% 05/15/07	25,000	24,947
	5.125% 10/19/16	525,000	531,325
Federal Home Loan Mortgage Corp.
	4.875% 11/15/13	130,000	129,424
Federal National Mortgage Association
	3.375% 12/15/08	610,000	591,471
	4.625% 10/15/14	34,000	33,342
	5.250% 08/01/12	1,250,000	1,258,981
U.S. GOVERNMENT AGENCIES TOTAL			2,569,490
U.S. GOVERNMENT OBLIGATIONS – 9.3%
U.S. Treasury Bonds
	6.250% 08/15/23(b)	2,220,000	2,583,525
	7.250% 05/15/16(b)	370,000	444,058
U.S. Treasury Inflation Index Bonds
	2.500% 07/15/16	858,143	870,479

10

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Notes
	3.875% 02/15/13(b)	1,085,000	1,043,761
U.S. GOVERNMENT OBLIGATIONS TOTAL			4,941,823

	Total Government & Agency Obligations (cost of $8,345,168)		8,469,895
Commercial Mortgage-Backed Securities – 5.3%
Bear Stearns Commercial Mortgage Securities
	4.680% 08/13/39	30,000	29,115
	5.625% 03/11/39(d)	730,000	741,878
CS First Boston Mortgage Securities Corp.
	4.512% 07/15/37	500,000	490,254
Greenwich Capital Commercial Funding Corp.
	5.479% 04/10/37(d)	100,000	99,987
LB-UBS Commercial Mortgage Trust
	5.103% 11/15/30	600,000	599,638
Merrill Lynch Mortgage Trust
	5.417% 11/12/37(d)	720,000	721,018
Morgan Stanley Capital I
	4.970% 12/15/41	71,000	69,901
Nationslink Funding Corp.
	6.888% 11/10/30	75,733	76,105

	Total Commercial Mortgage-Backed Securities (cost of $2,826,961)		2,827,896
Asset-Backed Securities – 2.1%
ABFS Mortgage Loan Trust
	4.428% 12/15/33	109,204	106,667
AmeriCredit Automobile Receivables Trust
	4.870% 12/06/10	250,000	248,891
BMW Vehicle Owner Trust
	3.320% 02/25/09	51,000	50,350
Capital One Multi-Asset Execution Trust
	4.050% 03/15/13	250,000	242,825
Ford Credit Auto Owner Trust
	3.540% 11/15/08	116,000	114,366
Honda Auto Receivables Owner Trust
	3.060% 10/21/09	59,000	58,034
IMC Home Equity Loan Trust
	7.310% 11/20/28	60,704	60,497

11

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
	7.520% 08/20/28	34,617	34,509
Nissan Auto Receivables Owner Trust
	2.700% 12/17/07	5,357	5,341
Onyx Acceptance Grantor Trust
	3.890% 02/15/11	135,000	133,315
Wilshire Mortgage Loan Trust
	7.255% 05/25/28	53,275	53,066

	Total Asset-Backed Securities (cost of $1,114,012)		1,107,861

Securities Lending Collateral – 17.6%
	State Street Navigator Securities Lending Prime Portfolio (e)	9,315,613	9,315,613

	Total Securities Lending Collateral (cost of $9,315,613)		9,315,613

Short-Term Obligation – 7.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/06, due 11/01/06 at 5.200%, collateralized by a U.S. Treasury Note maturing 10/31/08, market value of $3,919,775 (repurchase proceeds $3,841,555)	3,841,000	3,841,000

	Total Short-Term Obligation (cost of $3,841,000)		3,841,000

12

Total Investments – 121.6% (cost of $64,278,245)(f)(g)			64,339,981

Other Assets & Liabilities, Net – (21.6)%			(11,417,754)

Net Assets – 100.0%			52,922,227

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.

(b)	All or a portion of this security is on loan at October 31, 2006. The total market value of securities on loan at October 31, 2006 is $9,183,897.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the value of this security, which is not illiquid, represents 0.3% of net assets.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2006.

(e)	Investment made with cash collateral received from securities lending activity.

(f)	Cost for federal income tax purposes is $64,325,122.

(g)	Unrealized appreciation and depreciation at October 31, 2006, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$455,498	(440,639)	$14,859

Acronym	Name
TBA	To Be Announced

13

INVESTMENT PORTFOLIO
October 31, 2006 (Unaudited)	CMG Enhanced S&P 500 Index Fund

		Shares	Value ($)*
Common Stocks – 98.1%
CONSUMER DISCRETIONARY – 10.3%
Automobiles – 0.7%
	General Motors Corp. (a)	5,100	178,092
	Harley-Davidson, Inc.	9,900	679,437
Automobiles Total			857,529
Diversified Consumer Services – 0.1%
	Apollo Group, Inc., Class A (b)	1,500	55,440
Diversified Consumer Services Total			55,440
Hotels, Restaurants & Leisure – 2.9%
	Darden Restaurants, Inc.	34,000	1,424,600
	McDonald’s Corp.	23,400	980,928
	Starbucks Corp. (b)	6,400	241,600
	Wyndham Worldwide Corp. (b)	8,900	262,550
	Yum! Brands, Inc. (a)	7,600	451,896
Hotels, Restaurants & Leisure Total			3,361,574
Household Durables – 1.4%
	Centex Corp. (a)	28,400	1,485,320
	Pulte Homes, Inc. (a)	5,000	154,950
Household Durables Total			1,640,270
Media – 2.3%
	CBS Corp., Class B	11,600	335,704
	Comcast Corp., Class A (b)	600	24,402
	Gannett Co., Inc.	2,600	153,764
	McGraw-Hill Companies, Inc.	8,100	519,777
	Omnicom Group, Inc.	4,400	446,380
	Time Warner, Inc.	44,300	886,443
	Viacom, Inc., Class B (b)	6,400	249,088
Media Total			2,615,558
Multiline Retail – 1.1%
	J.C. Penney Co., Inc.	3,500	263,305
	Kohl’s Corp. (b)	4,100	289,460
	Nordstrom, Inc.	8,300	393,005
	Sears Holdings Corp. (a)(b)	2,000	348,940
Multiline Retail Total			1,294,710
Specialty Retail – 1.8%
	AutoNation, Inc. (b)	12,400	248,620
	Home Depot, Inc.	30,700	1,146,031
	Limited Brands, Inc.	300	8,841
	Lowe’s Companies, Inc.	4,900	147,686
	Office Depot, Inc. (b)	3,200	134,368

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	OfficeMax, Inc.	3,000	142,740
	Sherwin-Williams Co.	1,000	59,230
	Staples, Inc.	7,700	198,583
Specialty Retail Total			2,086,099
Textiles, Apparel & Luxury Goods – 0.0%
	Coach, Inc. (b)	300	11,892
	Hanesbrands, Inc. (b)	1	12
Textiles, Apparel & Luxury Goods Total			11,904
CONSUMER DISCRETIONARY TOTAL			11,923,084
CONSUMER STAPLES – 9.2%
Beverages – 1.7%
	Coca-Cola Co.	23,500	1,097,920
	PepsiCo, Inc.	13,300	843,752
Beverages Total			1,941,672
Food & Staples Retailing – 1.8%
	Kroger Co.	28,600	643,214
	Wal-Mart Stores, Inc.	28,400	1,399,552
Food & Staples Retailing Total			2,042,766
Food Products – 1.7%
	Archer-Daniels-Midland Co.	15,000	577,500
	Dean Foods Co. (b)	3,900	163,371
	General Mills, Inc.	11,200	636,384
	H.J. Heinz Co.	14,000	590,240
Food Products Total			1,967,495
Household Products – 1.1%
	Colgate-Palmolive Co.	6,900	441,393
	Kimberly-Clark Corp.	4,200	279,384
	Procter & Gamble Co.	8,100	513,459
Household Products Total			1,234,236
Personal Products – 0.2%
	Estee Lauder Companies, Inc., Class A	6,800	274,652
Personal Products Total			274,652
Tobacco – 2.7%
	Altria Group, Inc.	20,400	1,659,132

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
	Reynolds American, Inc. (a)	24,300	1,534,788
Tobacco Total			3,193,920
CONSUMER STAPLES TOTAL			10,654,741
ENERGY – 9.4%
Energy Equipment & Services – 0.5%
	BJ Services Co.	5,500	165,880
	Schlumberger Ltd.	5,900	372,172
Energy Equipment & Services Total			538,052
Oil, Gas & Consumable Fuels – 8.9%
	Anadarko Petroleum Corp.	8,700	403,854
	Apache Corp.	1,400	91,448
	Chevron Corp.	19,700	1,323,840
	ConocoPhillips	22,900	1,379,496
	Devon Energy Corp.	200	13,368
	Exxon Mobil Corp.	64,400	4,599,448
	Hess Corp.	6,600	279,840
	Marathon Oil Corp.	14,100	1,218,240
	Occidental Petroleum Corp.	9,600	450,624
	Sunoco, Inc. (a)	7,200	476,136
	Valero Energy Corp.	2,800	146,524
Oil, Gas & Consumable Fuels Total			10,382,818
ENERGY TOTAL			10,920,870
FINANCIALS – 21.6%
Capital Markets – 5.7%
	Bank of New York Co., Inc.	12,300	422,751
	Bear Stearns Companies, Inc.	1,100	166,485
	Charles Schwab Corp.	19,000	346,180
	Goldman Sachs Group, Inc.	10,600	2,011,774
	Lehman Brothers Holdings, Inc.	15,100	1,175,384
	Merrill Lynch & Co., Inc.	10,000	874,200
	Morgan Stanley	16,500	1,261,095
	Northern Trust Corp.	500	29,360
	State Street Corp.	4,300	276,189
Capital Markets Total			6,563,418
Commercial Banks – 4.2%
	BB&T Corp. (a)	2,400	104,448
	Comerica, Inc.	6,200	360,778

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	KeyCorp	5,700	211,698
	National City Corp. (a)	18,900	704,025
	North Fork Bancorporation, Inc.	800	22,864
	PNC Financial Services Group, Inc.	2,500	175,075
	SunTrust Banks, Inc.	4,500	355,455
	U.S. Bancorp	22,800	771,552
	Wachovia Corp.	23,900	1,326,450
	Wells Fargo & Co.	24,100	874,589
Commercial Banks Total			4,906,934
Consumer Finance – 0.3%
	American Express Co.	5,300	306,393
Consumer Finance Total			306,393
Diversified Financial Services – 4.4%
	CIT Group, Inc.	5,600	291,480
	Citigroup, Inc.	59,900	3,004,584
	JPMorgan Chase & Co.	38,400	1,821,696
Diversified Financial Services Total			5,117,760
Insurance – 4.8%
	ACE Ltd.	3,000	171,750
	AFLAC, Inc.	5,600	251,552
	Allstate Corp.	13,700	840,632
	American International Group, Inc.	21,200	1,424,004
	Genworth Financial, Inc., Class A	1,000	33,440
	Hartford Financial Services Group, Inc.	1,400	122,038
	MetLife, Inc.	6,800	388,484
	Principal Financial Group, Inc.	2,500	141,225
	Progressive Corp.	2,300	55,591
	Prudential Financial, Inc.	11,300	869,309
	SAFECO Corp.	9,100	529,529
	St. Paul Travelers Companies, Inc.	9,700	495,961
	XL Capital Ltd., Class A	2,700	190,485
Insurance Total			5,514,000
Real Estate Investment Trusts (REITs) – 0.7%
	Equity Office Properties Trust,	17,300	735,250
	Kimco Realty Corp. (a)	200	8,886
	Plum Creek Timber Co., Inc.	1,700	61,098
Real Estate Investment Trusts (REITs) Total			805,234

4

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Management & Development – 0.2%
	Realogy Corp. (b)	11,100	286,158
Real Estate Management & Development Total			286,158
Thrifts & Mortgage Finance – 1.3%
	Countrywide Financial Corp.	16,700	636,604
	Fannie Mae	7,200	426,672
	Freddie Mac	5,600	386,344
	Washington Mutual, Inc. (a)	2,100	88,830
Thrifts & Mortgage Finance Total			1,538,450
FINANCIALS TOTAL			25,038,347
HEALTH CARE – 12.2%
Biotechnology – 2.2%
	Amgen, Inc. (b)	25,400	1,928,114
	Biogen Idec, Inc. (b)	7,400	352,240
	Gilead Sciences, Inc. (b)	3,400	234,260
Biotechnology Total			2,514,614
Health Care Equipment & Supplies – 0.4%
	Becton, Dickinson & Co.	1,200	84,036
	Biomet, Inc.	10,100	382,184
	Zimmer Holdings, Inc. (b)	500	36,005
Health Care Equipment & Supplies Total			502,225
Health Care Providers & Services – 3.8%
	Aetna, Inc.	17,800	733,716
	AmerisourceBergen Corp.	8,200	387,040
	Cardinal Health, Inc.	4,600	301,070
	Caremark Rx, Inc.	3,900	191,997
	CIGNA Corp.	2,900	339,242
	Coventry Health Care, Inc. (b)	10,500	492,975
	Humana, Inc. (b)	1,700	102,000
	McKesson Corp.	5,000	250,450
	Quest Diagnostics, Inc.	1,200	59,688
	UnitedHealth Group, Inc.	14,700	717,066
	WellPoint, Inc. (b)	10,200	778,464
Health Care Providers & Services Total			4,353,708
Life Sciences Tools & Services – 0.1%
	Fisher Scientific International, Inc. (b)	1,300	111,306
	PerkinElmer, Inc.	200	4,272
Life Sciences Tools & Services Total			115,578
Pharmaceuticals – 5.7%
	Abbott Laboratories	14,100	669,891

5

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Barr Pharmaceuticals, Inc. (b)	1,400	73,318
	Forest Laboratories, Inc. (b)	24,600	1,203,924
	Johnson & Johnson	15,800	1,064,920
	King Pharmaceuticals, Inc. (a)(b)	1,800	30,114
	Merck & Co., Inc.	18,600	844,812
	Pfizer, Inc.	95,500	2,545,075
	Wyeth	4,000	204,120
Pharmaceuticals Total			6,636,174
HEALTH CARE TOTAL			14,122,299
INDUSTRIALS – 10.6%
Aerospace & Defense – 2.3%
	Boeing Co.	10,400	830,544
	General Dynamics Corp.	6,300	447,930
	Honeywell International, Inc.	4,100	172,692
	Lockheed Martin Corp.	5,400	469,422
	Northrop Grumman Corp.	1,100	73,029
	Raytheon Co.	6,400	319,680
	United Technologies Corp.	5,600	368,032
Aerospace & Defense Total			2,681,329
Air Freight & Logistics – 1.1%
	FedEx Corp.	1,400	160,356
	United Parcel Service, Inc., Class B	14,000	1,054,900
Air Freight & Logistics Total			1,215,256
Building Products – 0.2%
	Masco Corp. (a)	9,300	257,145
Building Products Total			257,145
Commercial Services & Supplies – 0.2%
	Equifax, Inc. (a)	3,900	148,317
	R.R. Donnelley & Sons Co.	2,800	94,808
Commercial Services & Supplies Total			243,125
Electrical Equipment – 1.4%
	Cooper Industries Ltd., Class A	1,600	143,120
	Emerson Electric Co.	10,100	852,440
	Rockwell Automation, Inc.	9,800	607,600
Electrical Equipment Total			1,603,160
Industrial Conglomerates – 3.6%
	3M Co.	17,200	1,356,048

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Industrial Conglomerates – (continued)
	General Electric Co.	59,300	2,082,023
	Tyco International Ltd.	24,800	729,864
Industrial Conglomerates Total			4,167,935
Machinery – 1.2%
	Danaher Corp.	600	43,062
	Dover Corp.	1,500	71,250
	Illinois Tool Works, Inc.	11,200	536,816
	Ingersoll-Rand Co., Ltd., Class A	17,500	642,425
	Parker Hannifin Corp.	1,600	133,808
Machinery Total			1,427,361
Road & Rail – 0.5%
	Burlington Northern Santa Fe Corp.	1,700	131,801
	CSX Corp.	3,200	114,144
	Norfolk Southern Corp.	500	26,285
	Ryder System, Inc.	5,300	279,045
Road & Rail Total			551,275
Trading Companies & Distributors – 0.1%
	W.W. Grainger, Inc.	1,600	116,448
Trading Companies & Distributors Total			116,448
INDUSTRIALS TOTAL			12,263,034
INFORMATION TECHNOLOGY – 15.1%
Communications Equipment – 2.6%
	Cisco Systems, Inc. (b)	70,900	1,710,817
	Motorola, Inc.	25,600	590,336
	QUALCOMM, Inc.	20,500	745,995
Communications Equipment Total			3,047,148
Computers & Peripherals – 5.3%
	Apple Computer, Inc. (b)	6,800	551,344
	Dell, Inc. (b)	60,100	1,462,233
	Hewlett-Packard Co.	43,100	1,669,694
	International Business Machines Corp.	18,500	1,708,105
	Lexmark International, Inc., Class A (a)(b)	11,400	724,926
Computers & Peripherals Total			6,116,302
IT Services – 0.2%
	Computer Sciences Corp. (b)	2,200	116,270
	Fiserv, Inc. (b)	2,300	113,620
IT Services Total			229,890

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 2.0%
	Advanced Micro Devices, Inc. (b)	7,000	148,890
	Altera Corp. (b)	3,800	70,072
	Applied Materials, Inc.	1,800	31,302
	Intel Corp.	44,000	938,960
	National Semiconductor Corp. (a)	12,800	310,912
	Novellus Systems, Inc. (a)(b)	1,100	30,415
	Texas Instruments, Inc.	27,100	817,878
Semiconductors & Semiconductor Equipment Total			2,348,429
Software – 5.0%
	Autodesk, Inc. (b)	13,700	503,475
	Intuit, Inc. (b)	17,200	607,160
	Microsoft Corp. (c)	125,900	3,614,589
	Oracle Corp. (b)	54,700	1,010,309
Software Total			5,735,533
INFORMATION TECHNOLOGY TOTAL			17,477,302
MATERIALS – 3.0%
Chemicals – 0.5%
	Ashland, Inc.	300	17,730
	Dow Chemical Co.	5,500	224,345
	PPG Industries, Inc. (a)	6,000	410,400
Chemicals Total			652,475
Metals & Mining – 2.3%
	Freeport-McMoRan Copper & Gold, Inc., Class B (a)	9,900	598,752
	Nucor Corp.	25,600	1,495,296
	Phelps Dodge Corp.	2,000	200,760
	United States Steel Corp. (a)	5,700	385,320
Metals & Mining Total			2,680,128
Paper & Forest Products – 0.2%
	International Paper Co.	5,700	190,095
Paper & Forest Products Total			190,095
MATERIALS TOTAL			3,522,698
TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 3.0%
	AT&T, Inc.	23,600	808,300
	BellSouth Corp.	20,700	933,570

8

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
	CenturyTel, Inc.	4,300	173,032
	Citizens Communications Co. (a)	14,100	206,706
	Verizon Communications, Inc.	31,400	1,161,800
	Windstream Corp.	10,700	146,804
Diversified Telecommunication Services Total			3,430,212
Wireless Telecommunication Services – 0.4%
	Sprint Nextel Corp.	24,100	450,429
Wireless Telecommunication Services Total			450,429
TELECOMMUNICATION SERVICES TOTAL			3,880,641
UTILITIES – 3.3%
Electric Utilities – 1.3%
	Edison International	14,400	639,936
	Exelon Corp.	4,400	272,712
	FirstEnergy Corp.	8,300	488,455
	PPL Corp.	4,400	151,888
	Progress Energy, Inc.	200	9,200
Electric Utilities Total			1,562,191
Independent Power Producers & Energy Traders – 0.6%
	Constellation Energy Group, Inc.	3,800	237,120
	TXU Corp.	7,400	467,162
Independent Power Producers & Energy Traders Total			704,282
Multi-Utilities – 1.4%
	CenterPoint Energy, Inc. (a)	38,500	595,980
	DTE Energy Co. (a)	12,400	563,332
	PG&E Corp.	9,800	422,772
Multi-Utilities Total			1,582,084
UTILITIES TOTAL			3,848,557

	Total Common Stocks (cost of $95,307,593)		113,651,573

Securities Lending Collateral– 8.3%
	State Street Navigator Securities Lending Prime Portfolio (d)	9,594,290	9,594,290

	Total Securities Lending Collateral (cost of $9,594,290)		9,594,290

9

		Par ($)	Value ($)
Short-Term Obligation – 1.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/06, due 11/01/06 at 5.200%, collateralized by a U.S. Treasury Bond maturing 05/15/21, market value of $1,874,634 (repurchase proceeds $1,835,265)	1,835,000	1,835,000

	Total Short-Term Obligation (cost of $1,835,000)		1,835,000

	Total Investments – 108.0% (cost of $106,736,883)(e)(f)		125,080,863

	Other Assets & Liabilities, Net – (8.0)%		(9,210,777)

	Net Assets – 100.0%		115,870,086

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at October 31, 2006. The total market value of securities on loan at October 31, 2006 is $9,373,924.

(b)	Non-income producing security.

(c)	The security or a portion of the security is pledged as collateral for open futures contracts. At October 31, 2006, the total market value of securities pledged amounted to $746,460.

(d)	Investment made with cash collateral received from securities lending activity.

(e)	Cost for federal income tax purposes is $106,736,883.

(f)	Unrealized appreciation and depreciation at October 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$19,731,544	$(1,387,564)	$18,343,980

At October 31, 2006, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index	7	$2,420,600	$2,342,921	Dec-2006	$77,679

10

INVESTMENT PORTFOLIO
October 31, 2006 (Unaudited)	CMG High Yield Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 87.1%
BASIC MATERIALS – 5.7%
Chemicals – 3.1%
Chemicals-Diversified – 1.6%
EquiStar Chemicals LP
	10.125% 09/01/08	160,000	169,600
	10.625% 05/01/11	500,000	535,000
Lyondell Chemical Co.
	8.000% 09/15/14	220,000	224,950
	8.250% 09/15/16	290,000	298,700
NOVA Chemicals Corp.
	6.500% 01/15/12	355,000	333,700
			1,561,950
Chemicals-Specialty – 1.5%
Chemtura Corp.
	6.875% 06/01/16	325,000	317,688
Huntsman International LLC
	6.875% 11/15/13(a)	165,000	210,589
	7.875% 11/13/14(a)	235,000	235,000
Nalco Co.
	7.750% 11/15/11	685,000	696,988
			1,460,265
Chemicals Total			3,022,215
Forest Products & Paper – 0.8%
Paper & Related Products – 0.8%
Boise Cascade LLC
	7.125% 10/15/14	250,000	235,625
Domtar, Inc.
	7.125% 08/15/15	230,000	219,650
Georgia-Pacific Corp.
	8.000% 01/15/24	300,000	301,500
			756,775
Forest Products & Paper Total			756,775
Iron/Steel – 1.8%
Steel-Producers – 1.8%
Russel Metals, Inc.
	6.375% 03/01/14	1,185,000	1,116,862

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Iron/Steel – (continued)
Steel-Producers – (continued)
United States Steel Corp.
	9.750% 05/15/10	545,000	579,744
			1,696,606
Iron/Steel Total			1,696,606
BASIC MATERIALS TOTAL			5,475,596
COMMUNICATIONS – 14.6%
Media – 7.3%
Broadcast Services/Programs – 0.2%
Clear Channel Communications, Inc.
	4.900% 05/15/15	250,000	200,615
			200,615
Cable TV – 3.7%
CSC Holdings, Inc.
	7.625% 04/01/11	335,000	337,931
DirecTV Holdings LLC
	6.375% 06/15/15	1,080,000	1,034,100
	8.375% 03/15/13	110,000	114,125
EchoStar DBS Corp.
	6.625% 10/01/14	1,280,000	1,235,200
Rogers Cable, Inc.
	7.875% 05/01/12	790,000	843,325
			3,564,681
Multimedia – 1.3%
Lamar Media Corp.
	7.250% 01/01/13	1,030,000	1,035,150
Quebecor Media, Inc.
	7.750% 03/15/16	245,000	247,450
			1,282,600
Publishing-Periodicals – 1.2%
Dex Media West LLC
	9.875% 08/15/13	210,000	228,113
R.H. Donnelley Finance Corp.
	10.875% 12/15/12(a)	820,000	896,875
			1,124,988
Television – 0.9%
LIN Television Corp.
	6.500% 05/15/13	665,000	630,919

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Television – (continued)
Sinclair Broadcast Group, Inc.
	8.000% 03/15/12	210,000	216,300
			847,219
Media Total			7,020,103
Telecommunication Services – 7.3%
Cellular Telecommunications – 2.2%
Nextel Communications, Inc.
	7.375% 08/01/15	1,085,000	1,120,486
Rogers Wireless, Inc.
	8.000% 12/15/12	985,000	1,041,638
			2,162,124
Satellite Telecommunications – 0.3%
Intelsat Bermuda Ltd.
	9.250% 06/15/16(a)	305,000	325,588
			325,588
Telecommunication Equipment – 0.3%
Lucent Technologies, Inc.
	6.450% 03/15/29	340,000	304,300
			304,300
Telecommunication Services – 0.6%
Embarq Corp.
	7.082% 06/01/16	155,000	158,597
	7.995% 06/01/36	155,000	164,827
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	215,000	226,825
			550,249
Telephone-Integrated – 3.4%
Cincinnati Bell, Inc.
	7.000% 02/15/15	280,000	275,100
Citizens Communications Co.
	9.000% 08/15/31	525,000	570,281
Qwest Corp.
	7.500% 10/01/14(a)	130,000	136,175
	7.500% 06/15/23	465,000	469,650
	8.875% 03/15/12	1,255,000	1,380,500
Windstream Corp.
	8.625% 08/01/16(a)	440,000	474,650
			3,306,356

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Wireless Equipment – 0.5%
American Towers, Inc.
	7.250% 12/01/11	415,000	426,412
			426,412
Telecommunication Services Total			7,075,029
COMMUNICATIONS TOTAL			14,095,132
CONSUMER CYCLICAL – 15.0%
Apparel – 0.4%
Apparel Manufacturers – 0.4%
Phillips-Van Heusen Corp.
	7.250% 02/15/11	365,000	367,738
			367,738
Apparel Total			367,738
Auto Parts & Equipment – 1.0%
Auto/Truck Parts & Equipment-Original – 1.0%
Accuride Corp.
	8.500% 02/01/15	510,000	494,700
TRW Automotive, Inc.
	9.375% 02/15/13	410,000	439,212
			933,912
Auto Parts & Equipment Total			933,912
Entertainment – 2.6%
Music – 1.3%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	815,000	798,700
Warner Music Group
	7.375% 04/15/14	460,000	449,650
			1,248,350
Racetracks – 0.9%
Speedway Motorsports, Inc.
	6.750% 06/01/13	930,000	920,700
			920,700
Theaters – 0.4%
Cinemark USA, Inc.
	9.000% 02/01/13	350,000	364,437
			364,437
Entertainment Total			2,533,487

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – 1.2%
Building-Residential/Commercial – 1.2%
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	665,000	618,450
KB Home
	5.875% 01/15/15	600,000	551,051
			1,169,501
Home Builders Total			1,169,501
Home Furnishings – 0.4%
Home Furnishings – 0.4%
Sealy Mattress Co.
	8.250% 06/15/14	340,000	352,750
			352,750
Home Furnishings Total			352,750
Leisure Time – 1.2%
Cruise Lines – 1.0%
Royal Caribbean Cruises Ltd.
	6.875% 12/01/13	800,000	806,030
	8.750% 02/02/11	185,000	201,968
			1,007,998
Leisure & Recreational Products – 0.2%
K2, Inc.
	7.375% 07/01/14	175,000	173,250
			173,250
Leisure Time Total			1,181,248
Lodging – 5.3%
Casino Hotels – 4.3%
Caesars Entertainment, Inc.
	7.875% 03/15/10	255,000	260,738
CCM Merger, Inc.
	8.000% 08/01/13(a)	450,000	433,687
Chukchansi Economic Development Authority
	8.000% 11/15/13(a)	420,000	436,800
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	240,000	202,312
Las Vegas Sands Corp.
	6.375% 02/15/15	70,000	65,800
MGM Mirage
	6.000% 10/01/09	360,000	355,500
	6.750% 09/01/12	270,000	261,900
	8.500% 09/15/10	290,000	307,038

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
Station Casinos, Inc.
	6.875% 03/01/16	665,000	610,137
Wynn Las Vegas LLC
	6.625% 12/01/14	1,215,000	1,190,700
			4,124,612
Hotels & Motels – 1.0%
Hilton Hotels Corp.
	7.500% 12/15/17	425,000	450,460
Starwood Hotels & Resorts Worldwide, Inc.
	7.875% 05/01/12	510,000	534,862
			985,322
Lodging Total			5,109,934
Retail – 2.6%
Retail-Automobiles – 0.8%
AutoNation, Inc.
	7.000% 04/15/14	235,000	233,825
	7.374% 04/15/13(b)	140,000	141,050
Group 1 Automotive, Inc.
	8.250% 08/15/13	405,000	416,644
			791,519
Retail-Convenience Store – 0.6%
Couche-Tard US LP
	7.500% 12/15/13	605,000	620,125
			620,125
Retail-Propane Distributors – 0.5%
AmeriGas Partners LP
	7.125% 05/20/16	430,000	424,625
Ferrellgas Escrow LLC
	6.750% 05/01/14	100,000	97,500
			522,125
Retail-Restaurants – 0.7%
Domino’s, Inc.
	8.250% 07/01/11	600,000	627,000
			627,000
Retail Total			2,560,769

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – 0.3%
Textile-Products – 0.3%
INVISTA
	9.250% 05/01/12(a)	295,000	313,438
			313,438
Textiles Total			313,438
CONSUMER CYCLICAL TOTAL			14,522,777
CONSUMER NON-CYCLICAL – 12.9%
Agriculture – 0.3%
Tobacco – 0.3%
Reynolds American, Inc.
	7.625% 06/01/16(a)	305,000	323,842
			323,842
Agriculture Total			323,842
Beverages – 2.0%
Beverages-Non-Alcoholic – 1.0%
Cott Beverages, Inc.
	8.000% 12/15/11	945,000	966,263
			966,263
Beverages-Wine/Spirits – 1.0%
Constellation Brands, Inc.
	8.125% 01/15/12	955,000	990,812
			990,812
Beverages Total			1,957,075
Commercial Services – 3.7%
Commercial Services – 0.5%
Iron Mountain, Inc.
	7.750% 01/15/15	455,000	461,825
			461,825
Funeral Services & Related Items – 0.5%
Service Corp. International
	6.750% 04/01/16	100,000	96,500
	7.375% 10/01/14(a)	215,000	220,913
	7.625% 10/01/18(a)	160,000	164,400
			481,813
Printing-Commercial – 0.4%
Quebecor World Capital Corp.
	8.750% 03/15/16(a)	375,000	359,063
			359,063

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Private Corrections – 0.8%
Corrections Corp. of America
	6.250% 03/15/13	665,000	648,375
	7.500% 05/01/11	175,000	178,937
			827,312
Rental Auto/Equipment – 1.5%
Ashtead Capital, Inc.
	9.000% 08/15/16(a)	355,000	373,637
Avis Budget Car Rental LLC
	7.625% 05/15/14(a)	160,000	156,400
	7.750% 05/15/16(a)	235,000	229,713
United Rentals North America, Inc.
	7.750% 11/15/13	725,000	723,187
			1,482,937
Commercial Services Total			3,612,950
Food – 1.4%
Food-Dairy Products – 0.6%
Dean Foods Co.
	7.000% 06/01/16	615,000	621,919
			621,919
Food-Miscellaneous/Diversified – 0.8%
Del Monte Corp.
	6.750% 02/15/15	775,000	758,531
			758,531
Food Total			1,380,450
Healthcare Services – 3.1%
Medical Products – 1.2%
Fisher Scientific International, Inc.
	6.750% 08/15/14	1,130,000	1,151,187
			1,151,187
Medical-Hospitals – 1.3%
Community Health Systems, Inc.
	6.500% 12/15/12	450,000	430,313
Triad Hospitals, Inc.
	7.000% 05/15/12	815,000	808,887
			1,239,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL– (continued)
Healthcare Services – (continued)
Medical-Outpatient/Home Medical – 0.4%
Select Medical Corp.
	7.625% 02/01/15	410,000	343,375
			343,375
Physician Practice Management – 0.2%
US Oncology, Inc.
	9.000% 08/15/12	215,000	222,794
			222,794
Healthcare Services Total			2,956,556
Household Products/Wares – 0.9%
Consumer Products-Miscellaneous – 0.9%
American Greetings Corp.
	7.375% 06/01/16	275,000	279,813
Scotts Co.
	6.625% 11/15/13	580,000	572,750
			852,563
Household Products/Wares Total			852,563
Pharmaceuticals – 1.5%
Medical-Generic Drugs – 0.4%
Mylan Laboratories, Inc.
	6.375% 08/15/15	350,000	342,125
			342,125
Medical-Wholesale Drug Distribution – 0.6%
AmerisourceBergen Corp.
	5.625% 09/15/12	620,000	609,073
			609,073
Pharmacy Services – 0.5%
Omnicare, Inc.
	6.750% 12/15/13	510,000	499,800
			499,800
Pharmaceuticals Total			1,450,998
CONSUMER NON-CYCLICAL TOTAL			12,534,434
ENERGY – 13.5%
Coal – 2.0%
Arch Western Finance LLC
	6.750% 07/01/13	830,000	800,950
Massey Energy Co.
	6.875% 12/15/13	455,000	426,562

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Coal – (continued)
Peabody Energy Corp.
	6.875% 03/15/13	725,000	735,875
			1,963,387
Coal Total			1,963,387
Oil & Gas – 4.7%
Oil & Gas Drilling – 0.9%
Pride International, Inc.
	7.375% 07/15/14	810,000	836,325
			836,325
Oil Companies-Exploration & Production – 3.8%
Chesapeake Energy Corp.
	6.375% 06/15/15	1,300,000	1,254,500
Compton Petroleum Finance Corp.
	7.625% 12/01/13	570,000	540,075
Newfield Exploration Co.
	6.625% 09/01/14	715,000	703,381
Pogo Producing Co.
	6.625% 03/15/15	965,000	919,163
Quicksilver Resources, Inc.
	7.125% 04/01/16	310,000	292,950
			3,710,069
Oil & Gas Total			4,546,394
Oil & Gas Services – 2.3%
Oil Field Machinery & Equipment – 0.9%
Grant Prideco, Inc.
	6.125% 08/15/15	890,000	851,062
			851,062
Oil-Field Services – 1.4%
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14	555,000	516,844
Universal Compression, Inc.
	7.250% 05/15/10	860,000	865,375
			1,382,219
Oil & Gas Services Total			2,233,281

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – 0.5%
Oil Refining & Marketing – 0.5%
Tesoro Corp.
	6.625% 11/01/15	430,000	418,712
			418,712
Oil, Gas & Consumable Fuels Total			418,712
Pipelines – 4.0%
Atlas Pipeline Partners LP
	8.125% 12/15/15	475,000	484,500
Colorado Interstate Gas Co.
	6.800% 11/15/15	955,000	970,534
El Paso Performance-Linked Trust
	7.750% 07/15/11(a)	180,000	186,300
MarkWest Energy Partners LP
	6.875% 11/01/14	740,000	695,600
Williams Companies, Inc.
	6.375% 10/01/10(a)	650,000	646,750
	8.125% 03/15/12	855,000	916,988
			3,900,672
Pipelines Total			3,900,672
ENERGY TOTAL			13,062,446
FINANCIALS – 2.6%
Diversified Financial Services – 1.3%
Finance-Investment Banker/Broker – 1.3%
E*Trade Financial Corp.
	7.375% 09/15/13	870,000	893,925
LaBranche & Co., Inc.
	11.000% 05/15/12	305,000	329,400
			1,223,325
Diversified Financial Services Total			1,223,325
Real Estate Investment Trusts (REITs) – 1.3%
REITS-Hotels – 0.8%
Host Marriott LP
	6.375% 03/15/15	815,000	793,606
			793,606

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
REITS-Regional Malls – 0.5%
Rouse Co. LP
	6.750% 05/01/13(a)	500,000	505,376
			505,376
Real Estate Investment Trusts (REITs) Total			1,298,982
FINANCIALS TOTAL			2,522,307
INDUSTRIALS – 13.8%
Aerospace & Defense – 1.9%
Aerospace/Defense-Equipment – 1.0%
DRS Technologies, Inc.
	6.625% 02/01/16	420,000	415,800
Sequa Corp.
	9.000% 08/01/09	485,000	511,675
			927,475
Electronics-Military – 0.9%
L-3 Communications Corp.
	6.375% 10/15/15	940,000	925,900
			925,900
Total Aerospace & Defense			1,853,375
Electronics – 0.8%
Electronic Components-Miscellaneous – 0.8%
Flextronics International Ltd.
	6.250% 11/15/14	385,000	375,375
NXP BV/NXP Funding LLC
	7.875% 10/15/14(a)	415,000	421,225
			796,600
Electronics Total			796,600
Environmental Control – 1.2%
Non-Hazardous Waste Disposal – 1.2%
Allied Waste North America, Inc.
	7.125% 05/15/16	1,155,000	1,143,450
			1,143,450
Environmental Control Total			1,143,450

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Construction & Mining – 0.4%
Terex Corp.
	7.375% 01/15/14	365,000	370,475
			370,475
Machinery-Construction & Mining Total			370,475
Machinery-Diversified – 1.9%
Machinery-General Industry – 1.9%
Manitowoc Co., Inc.
	7.125% 11/01/13	1,095,000	1,095,000
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	695,000	682,838
			1,777,838
Machinery-Diversified Total			1,777,838
Miscellaneous Manufacturing – 1.4%
Diversified Manufacturing Operators – 1.4%
Bombardier, Inc.
	6.300% 05/01/14(a)	825,000	756,937
Trinity Industries, Inc.
	6.500% 03/15/14	635,000	623,094
			1,380,031
Miscellaneous Manufacturing Total			1,380,031
Packaging & Containers – 3.4%
Containers-Metal/Glass – 3.4%
Ball Corp.
	6.875% 12/15/12	445,000	449,450
Crown Americas LLC
	7.750% 11/15/15	725,000	744,031
Owens-Brockway Glass Container, Inc.
	8.875% 02/15/09	15,000	15,375
Owens-Illinois, Inc.
	7.500% 05/15/10	1,345,000	1,365,175
Silgan Holdings, Inc.
	6.750% 11/15/13	730,000	719,050
			3,293,081
Packaging & Containers Total			3,293,081
Transportation – 2.8%
Transportation-Marine – 2.4%
Overseas Shipholding Group
	8.250% 03/15/13	740,000	777,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation-Marine – (continued)
Stena AB
	7.500% 11/01/13	660,000	656,700
Teekay Shipping Corp.
	8.875% 07/15/11	850,000	906,312
			2,340,012
Transportation-Services – 0.4%
Bristow Group, Inc.
	6.125% 06/15/13	435,000	403,463
			403,463
Transportation Total			2,743,475
INDUSTRIALS TOTAL			13,358,325
TECHNOLOGY – 2.0%
Office/Business Equipment – 0.9%
Office Automation & Equipment – 0.9%
Xerox Corp.
	6.400% 03/15/16	215,000	215,538
	7.125% 06/15/10	600,000	621,750
			837,288
Office/Business Equipment Total			837,288
Semiconductors – 1.1%
Electronic Components-Semiconductors – 1.1%
Advanced Micro Devices, Inc.
	7.750% 11/01/12	225,000	228,937
Freescale Semiconductor, Inc.
	6.875% 07/15/11	830,000	871,500
			1,100,437
Semiconductors Total			1,100,437
TECHNOLOGY TOTAL			1,937,725
UTILITIES – 7.0%
Electric – 7.0%
Electric-Generation – 2.1%
AES Corp.
	7.750% 03/01/14	1,335,000	1,398,413
Edison Mission Energy
	7.730% 06/15/09	590,000	613,600
			2,012,013

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric-Integrated – 2.8%
CMS Energy Corp.
	6.875% 12/15/15	310,000	315,425
	8.500% 04/15/11	260,000	282,100
Nevada Power Co.
	5.875% 01/15/15	705,000	707,064
	6.500% 04/15/12	585,000	606,141
NorthWestern Corp.
	5.875% 11/01/14	175,000	174,086
TECO Energy, Inc.
	7.000% 05/01/12	645,000	664,350
			2,749,166
Independent Power Producer – 2.1%
Mirant North America LLC
	7.375% 12/31/13	935,000	945,519
MSW Energy Holdings II LLC
	7.375% 09/01/10	540,000	548,100
NRG Energy, Inc.
	7.250% 02/01/14	130,000	131,462
	7.375% 02/01/16	380,000	384,275
			2,009,356
Electric Total			6,770,535
UTILITIES TOTAL			6,770,535

	Total Corporate Fixed-Income Bonds & Notes (cost of $85,458,885)		84,279,277

Short-Term Obligation – 10.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/06, due 11/01/06 at 5.200%, collateralized by a U.S. Treasury Bond maturing 02/15/16, market value of $10,005,117 (repurchase proceeds $9,808,417)	9,807,000	9,807,000

	Total Short-Term Obligation (cost of $9,807,000)		9,807,000

Total Investments – 97.3% (cost of $95,265,885)(c)(d)	94,086,277

Other Assets & Liabilities, Net – 2.7%	2,638,137

Net Assets – 100.0%	96,724,414

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities, which are not illiquid, amounted to $8,606,058, which represents 8.9% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2006.

(c)	Cost for federal income tax purposes is $95,798,272.

(d)	Unrealized appreciation and depreciation at October 31, 2006, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	(Depreciation)
$589,229	$(2,301,224)	$(1,711,995)

INVESTMENT PORTFOLIO
October 31, 2006 (Unaudited)	CMG International Stock Fund

		Shares	Value ($)*
Common Stocks – 95.7%
CONSUMER DISCRETIONARY – 11.2%
Auto Components – 2.2%
	Continental AG	6,793	758,652
	Denso Corp.	26,000	987,558
	Leoni AG	15,366	584,713
Auto Components Total			2,330,923
Automobiles – 2.8%
	Suzuki Motor Corp.	29,900	848,362
	Toyota Motor Corp.	36,500	2,154,391
Automobiles Total			3,002,753
Distributors – 0.3%
	Canon Marketing Japan, Inc.	16,000	377,776
Distributors Total			377,776
Hotels, Restaurants & Leisure – 0.4%
	Genting Bhd	60,700	444,397
Hotels, Restaurants & Leisure Total			444,397
Household Durables – 2.9%
	JM AB	47,000	925,105
	Makita Corp.	13,300	393,759
	Matsushita Electric Industrial Co., Ltd.	46,000	956,548
	Taylor Woodrow PLC	129,342	895,937
Household Durables Total			3,171,349
Leisure Equipment & Products – 0.4%
	Sega Sammy Holdings, Inc.	15,600	390,600
Leisure Equipment & Products Total			390,600
Media – 1.7%
	Modern Times Group AB	7,700	442,750
	Vivendi SA	36,251	1,371,617
Media Total			1,814,367
Specialty Retail – 0.5%
	HMV Group PLC	170,278	514,232
Specialty Retail Total			514,232
CONSUMER DISCRETIONARY TOTAL			12,046,397
CONSUMER STAPLES – 4.2%
Beverages – 1.6%
	Diageo PLC	45,520	841,998
	Heineken NV	19,344	876,450
Beverages Total			1,718,448

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – 0.4%
	Massmart Holdings Ltd.	56,391	453,816
Food & Staples Retailing Total			453,816
Food Products – 0.8%
	China Milk Products Group Ltd. (a)	585,000	438,264
	Toyo Suisan Kaisha Ltd.	30,000	438,199
Food Products Total			876,463
Tobacco – 1.4%
	Imperial Tobacco Group PLC	26,552	940,103
	Japan Tobacco, Inc.	126	547,796
Tobacco Total			1,487,899
CONSUMER STAPLES TOTAL			4,536,626
ENERGY – 10.4%
Energy Equipment & Services – 1.2%
	Subsea 7, Inc. (a)	31,800	580,128
	TGS Nopec Geophysical Co. ASA (a)	41,400	737,450
Energy Equipment & Services Total			1,317,578
Oil, Gas & Consumable Fuels – 9.2%
	BP PLC, ADR	24,490	1,643,279
	EnCana Corp.	15,400	731,361
	ENI S.p.A.	38,551	1,166,615
	PetroChina Co., Ltd., Class H	834,000	919,147
	Petroleo Brasileiro SA, ADR	4,079	362,052
	Royal Dutch Shell PLC, Class A	22,144	769,517
	Royal Dutch Shell PLC, Class B	39,525	1,419,604
	Statoil ASA	31,400	796,913
	Total SA	22,183	1,509,578
	Yanzhou Coal Mining Co., Ltd., Class H	788,000	516,279
Oil, Gas & Consumable Fuels Total			9,834,345
ENERGY TOTAL			11,151,923
FINANCIALS – 31.4%
Capital Markets – 4.4%
	Credit Suisse Group, Registered Shares	16,362	985,835
	Daiwa Securities Group, Inc.	50,000	562,804
	Deutsche Bank AG, Registered Shares	10,537	1,323,807
	Nomura Holdings, Inc.	48,100	849,348
	UBS AG, Registered Shares	17,386	1,036,931
Capital Markets Total			4,758,725

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 19.8%
	Australia & New Zealand Banking Group Ltd.	28,111	629,700
	Banco Bilbao Vizcaya Argentaria SA	80,059	1,928,088
	Banco Santander Central Hispano SA	113,283	1,959,452
	Bangkok Bank Public Co., Ltd., NVDR	177,700	554,916
	Bank of Ireland	31,597	635,447
	Barclays PLC	135,579	1,826,774
	BNP Paribas SA	15,372	1,688,507
	Depfa Bank PLC	51,273	862,023
	ForeningsSparbanken AB	20,000	654,565
	HBOS PLC	77,675	1,607,956
	HSBC Holdings PLC	83,368	1,578,616
	Industrial Bank Of Korea	34,290	599,878
	Mega Financial Holding Co., Ltd.	659,000	463,165
	Mitsubishi UFJ Financial Group, Inc.	52	660,125
	Mizuho Financial Group, Inc.	57	442,240
	Societe Generale	9,123	1,511,567
	Sumitomo Mitsui Financial Group, Inc.	90	983,009
	Sumitomo Trust & Banking Co., Ltd.	54,000	577,247
	United Overseas Bank Ltd.	108,000	1,226,761
	Westpac Banking Corp. (a)	47,825	885,984
Commercial Banks Total			21,276,020
Consumer Finance – 0.7%
	ORIX Corp.	2,780	778,034
Consumer Finance Total			778,034
Diversified Financial Services – 2.2%
	Fortis	25,589	1,073,506
	ING Groep NV	28,881	1,279,551
Diversified Financial Services Total			2,353,057
Insurance – 3.3%
	Aviva PLC	63,549	937,809
	Baloise Holding AG, Registered Shares	9,201	878,889
	Milano Assicurazioni SPA	64,344	499,854
	Sampo Oyj, Class A	53,810	1,164,762
Insurance Total			3,481,314
Real Estate Management & Development – 1.0%
	Sun Hung Kai Properties Ltd.	35,000	382,161

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Management & Development – (continued)
	Swire Pacific Ltd., Class A	68,500	723,722
Real Estate Management & Development Total			1,105,883
FINANCIALS TOTAL			33,753,033
HEALTH CARE – 8.9%
Pharmaceuticals – 8.9%
	Altana AG	10,535	587,520
	AstraZeneca PLC	31,962	1,883,002
	Biovail Corp.	43,959	680,046
	Eisai Co., Ltd.	18,400	939,512
	GlaxoSmithKline PLC	35,435	944,098
	H. Lundbeck A/S	12,500	294,441
	Hisamitsu Pharmaceutical Co., Inc.	24,400	701,489
	Novartis AG, Registered Shares	36,540	2,216,793
	Novo-Nordisk A/S, Class B	4,050	305,582
	Takeda Pharmaceutical Co., Ltd.	16,100	1,030,968
Pharmaceuticals Total			9,583,451
HEALTH CARE TOTAL			9,583,451
INDUSTRIALS – 9.8%
Aerospace & Defense – 0.9%
	European Aeronautic Defence and Space Co. NV	9,168	248,047
	MTU Aero Engines Holding AG	17,352	711,475
Aerospace & Defense Total			959,522
Airlines – 0.6%
	British Airways PLC (a)	78,672	688,893
Airlines Total			688,893
Building Products – 2.0%
	Assa Abloy AB, Class B	41,800	803,391
	Geberit AG, Registered Shares	736	957,825
	KCC Corp.	1,474	430,719
Building Products Total			2,191,935
Electrical Equipment – 1.6%
	Mitsubishi Electric Corp.	93,000	810,445
	Schneider Electric SA	9,035	936,783
Electrical Equipment Total			1,747,228
Machinery – 3.0%
	Andritz AG	1,792	324,781
	Georg Fischer AG, Registered Shares (a)	1,293	661,661

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Heidelberger Druckmaschinen AG	11,982	545,201
	Komatsu Ltd.	31,800	568,629
	SKF AB, Class B	46,600	748,828
	Volvo AB, Class B	5,600	349,794
Machinery Total			3,198,894
Road & Rail – 1.1%
	Central Japan Railway Co.	86	924,318
	ComfortDelGro Corp., Ltd.	243,000	253,906
Road & Rail Total			1,178,224
Trading Companies & Distributors – 0.6%
	Hitachi High-Technologies Corp.	20,100	597,387
Trading Companies & Distributors Total			597,387
INDUSTRIALS TOTAL			10,562,083
INFORMATION TECHNOLOGY – 6.6%
Communications Equipment – 1.4%
	Nokia Oyj	76,811	1,526,645
Communications Equipment Total			1,526,645
Computers & Peripherals – 1.2%
	Lite-On Technology Corp.	431,320	519,403
	Wincor Nixdorf AG	5,427	753,678
Computers & Peripherals Total			1,273,081
Electronic Equipment & Instruments – 1.2%
	Hoya Corp.	13,500	519,088
	Kyocera Corp.	8,200	731,748
Electronic Equipment & Instruments Total			1,250,836
Internet Software & Services – 0.5%
	NetEase.com, Inc., ADR (a)	28,891	476,701
Internet Software & Services Total			476,701
IT Services – 0.7%
	CGI Group, Inc., Class A (a)	115,800	789,909
IT Services Total			789,909
Office Electronics – 1.2%
	Canon, Inc.	23,850	1,268,732
Office Electronics Total			1,268,732
Semiconductors & Semiconductor Equipment – 0.0%
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1	6
Semiconductors & Semiconductor Equipment Total			6

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 0.4%
	Cognos, Inc. (a)	13,002	474,313
Software Total			474,313
INFORMATION TECHNOLOGY TOTAL			7,060,223
MATERIALS – 6.5%
Chemicals – 3.5%
	BASF AG	17,671	1,556,153
	Linde AG	7,870	779,048
	Shin-Etsu Chemical Co., Ltd.	13,000	851,900
	Sumitomo Chemical Co., Ltd.	75,000	532,179
Chemicals Total			3,719,280
Metals & Mining – 3.0%
	Kobe Steel Ltd.	229,000	696,703
	Rio Tinto PLC	14,241	786,651
	Salzgitter AG	10,603	1,132,854
	ThyssenKrupp AG	17,442	646,340
Metals & Mining Total			3,262,548
MATERIALS TOTAL			6,981,828
TELECOMMUNICATION SERVICES – 3.6%
Diversified Telecommunication Services – 2.1%
	Belgacom SA	24,862	1,016,438
	Chunghwa Telecom Co., Ltd., ADR	35,635	651,764
	Nippon Telegraph & Telephone Corp.	129	650,467
Diversified Telecommunication Services Total			2,318,669
Wireless Telecommunication Services – 1.5%
	China Mobile Ltd.	67,000	548,772
	Philippine Long Distance Telephone Co., ADR	10,254	488,193
	Taiwan Mobile Co., Ltd	534,000	532,590
Wireless Telecommunication Services Total			1,569,555
TELECOMMUNICATION SERVICES TOTAL			3,888,224
UTILITIES – 3.1%
Electric Utilities – 2.6%
	E.ON AG	10,750	1,291,105
	Endesa SA	33,440	1,473,572
Electric Utilities Total			2,764,677

6

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – 0.5%
	Tokyo Gas Co., Ltd.	98,000	500,593
Gas Utilities Total			500,593
UTILITIES TOTAL			3,265,270

	Total Common Stocks (cost of $81,716,036)		102,829,058
Investment Company – 3.1%
	iShares MSCI EAFE Index Fund	46,879	3,295,125

	Total Investment Company (cost of $3,160,630)		3,295,125

		Par ($)
Short-Term Obligations – 1.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/06, due 11/01/06 at 5.200%, collateralized by a U.S. Treasury Note maturing 10/31/08, market value of $1,423,550 (repurchase proceeds $1,395,202)	1,395,000	1,395,000

	Total Short-Term Obligations (cost of $1,395,000)		1,395,000

	Total Investments – 100.1% (cost of $86,271,666)(b)(c)		107,519,183

	Other Assets & Liabilities, Net – (0.1)%		(145,725)

	Net Assets – 100.0%		107,373,458

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $86,271,666.

(c)	Unrealized appreciation and depreciation at October 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$22,621,790	$(1,374,273)	$21,247,517

Acronym	Name
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SPA	Stand-by Purchase Agreement

8

INVESTMENT PORTFOLIO
October 31, 2006 (Unaudited)	CMG Large Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 98.3%
CONSUMER DISCRETIONARY – 13.2%
Automobiles – 1.0%
	Harley-Davidson, Inc.	5,700	391,191
Automobiles Total			391,191
Diversified Consumer Services – 0.6%
	Sotheby’s	5,824	221,312
Diversified Consumer Services Total			221,312
Hotels, Restaurants & Leisure – 2.2%
	Las Vegas Sands Corp. (a)	6,398	487,528
	Starwood Hotels & Resorts Worldwide, Inc.	5,600	334,544
Hotels, Restaurants & Leisure Total			822,072
Media – 4.6%
	Comcast Corp., Class A (a)	16,000	650,720
	Lamar Advertising Co., Class A (a)	3,800	219,184
	News Corp., Class A	23,300	485,805
	Viacom, Inc., Class B (a)	9,800	381,416
Media Total			1,737,125
Multiline Retail – 1.4%
	Kohl’s Corp. (a)	3,500	247,100
	Target Corp.	4,700	278,146
Multiline Retail Total			525,246
Specialty Retail – 3.4%
	GameStop Corp., Class A (a)	5,400	275,724
	Lowe’s Companies, Inc.	7,800	235,092
	Office Depot, Inc. (a)	6,500	272,935
	OfficeMax, Inc.	6,600	314,028
	TJX Companies., Inc.	6,200	179,490
Specialty Retail Total			1,277,269
CONSUMER DISCRETIONARY TOTAL			4,974,215
CONSUMER STAPLES – 8.9%
Beverages – 2.1%
	Anheuser-Busch Companies, Inc.	4,400	208,648
	Coca-Cola Co.	12,800	598,016
Beverages Total			806,664
Food & Staples Retailing – 1.8%
	CVS Corp.	8,400	263,592
	Kroger Co.	7,500	168,675
	Wal-Mart Stores, Inc.	5,000	246,400
Food & Staples Retailing Total			678,667

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 0.8%
	Campbell Soup Co.	7,900	295,302
Food Products Total			295,302
Household Products – 2.3%
	Energizer Holdings, Inc. (a)	2,900	226,635
	Procter & Gamble Co.	9,900	627,561
Household Products Total			854,196
Tobacco – 1.9%
	Altria Group, Inc.	8,900	723,837
Tobacco Total			723,837
CONSUMER STAPLES TOTAL			3,358,666
ENERGY – 4.4%
Energy Equipment & Services – 1.6%
	Halliburton Co.	9,500	307,325
	Transocean, Inc. (a)	4,000	290,160
Energy Equipment & Services Total			597,485
Oil, Gas & Consumable Fuels – 2.8%
	Devon Energy Corp.	3,500	233,940
	EnCana Corp.	5,600	265,944
	Occidental Petroleum Corp.	4,600	215,924
	XTO Energy, Inc.	7,500	349,950
Oil, Gas & Consumable Fuels Total			1,065,758
ENERGY TOTAL			1,663,243
FINANCIALS – 8.4%
Capital Markets – 5.6%
	Bank of New York Co., Inc.	22,300	766,451
	Franklin Resources, Inc.	2,400	273,504
	Goldman Sachs Group, Inc.	1,200	227,748
	Mellon Financial Corp.	7,300	283,240
	Merrill Lynch & Co., Inc.	6,400	559,488
Capital Markets Total			2,110,431
Diversified Financial Services – 1.1%
	Nasdaq Stock Market, Inc. (a)	11,200	400,176
Diversified Financial Services Total			400,176
Insurance – 1.7%
	Ambac Financial Group, Inc.	3,300	275,517

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	American International Group, Inc.	5,680	381,526
Insurance Total			657,043
FINANCIALS TOTAL			3,167,650
HEALTH CARE – 16.6%
Biotechnology – 4.3%
	Amgen, Inc. (a)	3,700	280,867
	Amylin Pharmaceuticals, Inc. (a)	4,400	193,424
	Biogen Idec, Inc. (a)	6,700	318,920
	Genentech, Inc. (a)	4,200	349,860
	Genzyme Corp. (a)	4,100	276,791
	Vertex Pharmaceuticals, Inc. (a)	4,900	198,940
Biotechnology Total			1,618,802
Health Care Equipment & Supplies – 0.8%
	Varian Medical Systems, Inc. (a)	5,700	312,702
Health Care Equipment & Supplies Total			312,702
Health Care Providers & Services – 3.5%
	Aetna, Inc.	8,900	366,858
	Caremark Rx, Inc.	4,810	236,796
	Humana, Inc. (a)	3,400	204,000
	Quest Diagnostics, Inc.	2,506	124,649
	WellPoint, Inc. (a)	4,800	366,336
Health Care Providers & Services Total			1,298,639
Life Sciences Tools & Services – 2.0%
	Thermo Electron Corp. (a)	17,130	734,363
Life Sciences Tools & Services Total			734,363
Pharmaceuticals – 6.0%
	Abbott Laboratories	7,900	375,329
	Johnson & Johnson	16,000	1,078,400
	Merck & Co., Inc.	8,400	381,528
	Novartis AG, ADR	6,880	417,822
Pharmaceuticals Total			2,253,079
HEALTH CARE TOTAL			6,217,585
INDUSTRIALS – 12.4%
Aerospace & Defense – 4.1%
	Boeing Co.	4,900	391,314
	L-3 Communications Holdings, Inc.	2,300	185,196
	Precision Castparts Corp.	4,400	299,464
	United Technologies Corp.	10,300	676,916
Aerospace & Defense Total			1,552,890

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – 2.8%
	Dun & Bradstreet Corp. (a)	3,000	231,720
	Manpower, Inc.	4,100	277,857
	Waste Management, Inc.	14,400	539,712
Commercial Services & Supplies Total			1,049,289
Construction & Engineering – 1.2%
	Foster Wheeler Ltd. (a)	9,500	427,025
Construction & Engineering Total			427,025
Electrical Equipment – 1.5%
	Emerson Electric Co.	6,800	573,920
Electrical Equipment Total			573,920
Industrial Conglomerates – 2.8%
	General Electric Co.	21,900	768,909
	Textron, Inc.	3,100	281,883
Industrial Conglomerates Total			1,050,792
INDUSTRIALS TOTAL			4,653,916
INFORMATION TECHNOLOGY – 29.5%
Communications Equipment – 5.7%
	Cisco Systems, Inc. (a)	43,680	1,053,998
	CommScope, Inc. (a)	7,600	242,516
	Nokia Oyj, ADR	16,000	318,080
	Research In Motion Ltd. (a)	4,500	528,660
Communications Equipment Total			2,143,254
Computers & Peripherals – 4.8%
	Apple Computer, Inc. (a)	6,000	486,480
	Hewlett-Packard Co.	9,800	379,652
	International Business Machines Corp.	7,000	646,310
	QLogic Corp. (a)	13,300	273,714
Computers & Peripherals Total			1,786,156
Electronic Equipment & Instruments – 1.0%
	Amphenol Corp., Class A	2,900	196,910
	Trimble Navigation Ltd. (a)	3,800	175,636
Electronic Equipment & Instruments Total			372,546
Internet Software & Services – 5.6%
	Akamai Technologies, Inc. (a)	5,700	267,102
	aQuantive, Inc. (a)	10,600	288,108
	eBay, Inc. (a)	8,800	282,744
	Google, Inc., Class A (a)	2,678	1,275,773
Internet Software & Services Total			2,113,727

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 2.9%
	Automatic Data Processing, Inc.	7,800	385,632
	Cognizant Technology Solutions Corp., Class A (a)	4,200	316,176
	First Data Corp.	15,500	375,875
IT Services Total			1,077,683
Semiconductors & Semiconductor Equipment – 4.7%
	Intel Corp.	46,200	985,908
	Marvell Technology Group Ltd. (a)	16,300	297,964
	NVIDIA Corp. (a)	6,400	223,168
	Texas Instruments, Inc.	8,310	250,796
Semiconductors & Semiconductor Equipment Total			1,757,836
Software – 4.8%
	Adobe Systems, Inc. (a)	7,100	271,575
	Intuit, Inc. (a)	6,100	215,330
	Microsoft Corp.	33,820	970,972
	Oracle Corp. (a)	19,400	358,318
Software Total			1,816,195
INFORMATION TECHNOLOGY TOTAL			11,067,397
MATERIALS – 1.9%
Chemicals – 1.9%
	Air Products & Chemicals, Inc.	6,400	445,888
	Monsanto Co.	6,188	273,633
Chemicals Total			719,521
MATERIALS TOTAL			719,521
TELECOMMUNICATION SERVICES – 3.0%
Diversified Telecommunication Services – 1.3%
	Level 3 Communications, Inc. (a)	20,485	108,366
	Time Warner Telecom, Inc., Class A (a)	18,058	360,076
Diversified Telecommunication Services Total			468,442
Wireless Telecommunication Services – 1.7%
	American Tower Corp., Class A (a)	9,800	352,996
	NII Holdings, Inc. (a)	4,600	299,138
Wireless Telecommunication Services Total			652,134
TELECOMMUNICATION SERVICES TOTAL			1,120,576

	Total Common Stocks (cost of $32,138,938)		36,942,769

5

		Par ($)	Value ($)
Short-Term Obligation – 2.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/06, due 11/01/06 at 5.200%, collateralized by a U.S. Treasury Bond maturing 02/15/16, market value of $810,489 (repurchase proceeds $788,114)	788,000	788,000

	Total Short-Term Obligation (cost of $788,000)		788,000

	Total Investments – 100.4% (cost of $32,926,938)(b)(c)		37,730,769

	Other Assets & Liabilities, Net – (0.4)%		(136,959)

	Net Assets – 100.0%		37,593,810

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $32,926,938.

(c)	Unrealized appreciation and depreciation at October 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,895,000	$(91,169)	$4,803,831

Acronym	Name
ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
October 31, 2006 (Unaudited)	CMG Large Cap Value Fund

		Shares	Value ($)*
Common Stocks – 97.2%
CONSUMER DISCRETIONARY – 8.7%
Hotels, Restaurants & Leisure – 1.9%
	McDonald’s Corp.	10,266	430,351
	Starwood Hotels & Resorts Worldwide, Inc.	4,400	262,856
Hotels, Restaurants & Leisure Total			693,207
Household Durables – 1.6%
	Centex Corp.	2,700	141,210
	Lennar Corp., Class A	2,300	109,204
	Newell Rubbermaid, Inc.	11,900	342,482
Household Durables Total			592,896
Media – 2.1%
	News Corp., Class A	17,600	366,960
	Time Warner, Inc.	18,500	370,185
Media Total			737,145
Multi-Line Retail – 1.7%
	Federated Department Stores, Inc.	14,032	616,145
Multi-Line Retail Total			616,145
Specialty Retail – 1.4%
	Office Depot, Inc. (a)	6,100	256,139
	Staples, Inc.	9,600	247,584
Specialty Retail Total			503,723
CONSUMER DISCRETIONARY TOTAL			3,143,116
CONSUMER STAPLES – 9.2%
Beverages – 4.0%
	Anheuser-Busch Companies, Inc.	7,700	365,134
	Coca-Cola Enterprises, Inc.	17,000	340,510
	Diageo PLC, ADR	5,899	439,299
	PepsiCo, Inc.	4,858	308,191
Beverages Total			1,453,134
Food Products – 1.9%
	Cadbury Schweppes PLC, ADR	8,000	324,720
	Kraft Foods, Inc., Class A	7,000	240,800
	Tyson Foods, Inc., Class A	7,200	104,040
Food Products Total			669,560
Household Products – 0.8%
	Colgate-Palmolive Co.	4,200	268,674
Household Products Total			268,674
Tobacco – 2.5%
	Altria Group, Inc.	6,629	539,136

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
	Loews Corp. - Carolina Group	6,400	370,048
Tobacco Total			909,184
CONSUMER STAPLES TOTAL			3,300,552
ENERGY – 14.3%
Energy Equipment & Services – 3.9%
	ENSCO International, Inc.	5,500	269,335
	Halliburton Co.	10,754	347,892
	National-Oilwell Varco, Inc. (a)	3,900	235,560
	Rowan Companies, Inc.	6,700	223,646
	Schlumberger Ltd.	5,250	331,170
Energy Equipment & Services Total			1,407,603
Oil, Gas & Consumable Fuels – 10.4%
	ConocoPhillips	8,132	489,872
	EnCana Corp.	6,800	322,932
	Exxon Mobil Corp.	8,235	588,144
	Hess Corp.	8,400	356,160
	Marathon Oil Corp.	5,764	498,009
	Newfield Exploration Co. (a)	2,300	93,817
	Occidental Petroleum Corp.	10,900	511,646
	Peabody Energy Corp.	4,200	176,274
	Total SA, ADR	5,300	361,142
	Williams Companies, Inc.	13,800	337,134
Oil, Gas & Consumable Fuels Total			3,735,130
ENERGY TOTAL			5,142,733
FINANCIALS – 31.5%
Capital Markets – 5.7%
	Bank of New York Co., Inc.	17,195	590,992
	Deutsche Bank AG, Registered Shares	2,900	366,415
	Merrill Lynch & Co., Inc.	9,980	872,452
	Nuveen Investments, Inc., Class A	4,600	226,780
Capital Markets Total			2,056,639
Commercial Banks – 10.5%
	Marshall & Ilsley Corp.	9,020	432,419
	PNC Financial Services Group, Inc.	8,800	616,264
	SunTrust Banks, Inc.	4,500	355,455
	U.S. Bancorp	25,146	850,941
	UnionBanCal Corp.	3,700	213,046
	Wachovia Corp.	8,021	445,145

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Wells Fargo & Co.	23,856	865,734
Commercial Banks Total			3,779,004
Diversified Financial Services – 7.8%
	CIT Group, Inc.	3,300	171,765
	Citigroup, Inc.	26,485	1,328,487
	JPMorgan Chase & Co.	27,200	1,290,368
Diversified Financial Services Total			2,790,620
Insurance – 5.6%
	Ambac Financial Group, Inc.	6,485	541,433
	American International Group, Inc.	11,051	742,296
	Genworth Financial, Inc., Class A	10,300	344,432
	Hartford Financial Services Group, Inc.	4,655	405,776
Insurance Total			2,033,937
Real Estate Investment Trusts (REITs) – 1.9%
	Archstone-Smith Trust	3,555	214,047
	Kimco Realty Corp.	4,936	219,306
	ProLogis Trust	4,000	253,080
Real Estate Investment Trusts (REITs) Total			686,433
FINANCIALS TOTAL			11,346,633
HEALTH CARE – 7.2%
Health Care Providers & Services – 1.5%
	Aetna, Inc.	6,644	273,866
	CIGNA Corp.	2,077	242,967
Health Care Providers & Services Total			516,833
Life Sciences Tools & Services – 0.5%
	Thermo Electron Corp. (a)	4,200	180,054
Life Sciences Tools & Services Total			180,054
Pharmaceuticals – 5.2%
	AstraZeneca PLC, ADR	6,800	399,160
	GlaxoSmithKline PLC, ADR	2,965	157,886
	Novartis AG, ADR	6,248	379,441
	Pfizer, Inc.	35,362	942,398
Pharmaceuticals Total			1,878,885
HEALTH CARE TOTAL			2,575,772
INDUSTRIALS – 9.3%
Aerospace & Defense – 4.8%
	Boeing Co.	6,100	487,146
	General Dynamics Corp.	4,774	339,432
	L-3 Communications Holdings, Inc.	4,500	362,340

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	United Technologies Corp.	8,196	538,641
Aerospace & Defense Total			1,727,559
Electrical Equipment – 1.1%
	ABB Ltd., ADR	27,397	408,763
Electrical Equipment Total			408,763
Industrial Conglomerates – 2.7%
	General Electric Co.	27,392	961,733
Industrial Conglomerates Total			961,733
Road & Rail – 0.7%
	Burlington Northern Santa Fe Corp.	3,300	255,849
Road & Rail Total			255,849
INDUSTRIALS TOTAL			3,353,904
INFORMATION TECHNOLOGY – 3.7%
Computers & Peripherals – 1.4%
	Hewlett-Packard Co.	13,400	519,116
Computers & Peripherals Total			519,116
Electronic Equipment & Instruments – 1.2%
	Agilent Technologies, Inc. (a)	12,200	434,320
Electronic Equipment & Instruments Total			434,320
Semiconductors & Semiconductor Equipment – 1.1%
	Fairchild Semiconductor International, Inc. (a)	8,900	143,379
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	24,694	239,532
Semiconductors & Semiconductor Equipment Total			382,911
INFORMATION TECHNOLOGY TOTAL			1,336,347
MATERIALS – 4.2%
Chemicals – 0.5%
	Rohm and Haas Co.	3,500	181,370
Chemicals Total			181,370
Construction Materials – 0.7%
	Vulcan Materials Co.	3,000	244,440
Construction Materials Total			244,440
Containers & Packaging – 0.6%
	Crown Holdings, Inc. (a)	11,600	225,504
Containers & Packaging Total			225,504
Metals & Mining – 1.7%
	Allegheny Technologies, Inc.	2,700	212,571

4

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Freeport-McMoRan Copper & Gold, Inc., Class B	3,500	211,680
	Phelps Dodge Corp.	1,800	180,684
Metals & Mining Total			604,935
Paper & Forest Products – 0.7%
	Weyerhaeuser Co.	4,200	267,078
Paper & Forest Products Total			267,078
MATERIALS TOTAL			1,523,327
TELECOMMUNICATION SERVICES – 2.7%
Diversified Telecommunication Services – 2.7%
	AT&T, Inc.	14,557	498,577
	Verizon Communications, Inc.	12,370	457,690
Diversified Telecommunication Services Total			956,267
TELECOMMUNICATION SERVICES TOTAL			956,267
UTILITIES – 6.4%
Electric Utilities – 5.1%
	Edison International	14,375	638,825
	Entergy Corp.	6,573	564,160
	Exelon Corp.	4,451	275,873
	PPL Corp.	10,500	362,460
Electric Utilities Total			1,841,318
Multi-Utilities – 1.3%
	PG&E Corp.	6,633	286,148
	Public Service Enterprise Group, Inc.	2,900	177,045
Multi-Utilities Total			463,193
UTILITIES TOTAL			2,304,511

	Total Common Stocks (cost of $29,310,463)		34,983,162

		Par ($)
Convertible Bond – 1.3%
Liberty Media Corp.
	0.750% 03/30/23	400,000	473,000

	Total Convertible Bond (cost of $438,143)		473,000
Short-Term Obligation – 0.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/06, due 11/01/06 at 5.200%, collateralized by a U.S. Treasury Bond maturing 05/15/21, market value of $303,250 (repurchase proceeds $293,042)	293,000	293,000

5

Total Short-Term Obligation (cost of $293,000)	293,000

Total Investments – 99.3% (cost of $30,041,606)(b)(c)	35,749,162

Other Assets & Liabilities, Net – 0.7%	253,839

Net Assets – 100.0%	36,003,001

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $30,041,606.

(c)	Unrealized appreciation and depreciation at October 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$6,055,300	$(347,744)	$5,707,556

Acronym	Name
ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
October 31, 2006 (Unaudited)	CMG Mid Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 98.1%
CONSUMER DISCRETIONARY – 20.2%
Automobiles – 0.4%
	Harley-Davidson, Inc.	1,650	113,239
Automobiles Total			113,239
Hotels, Restaurants & Leisure – 5.4%
	Brinker International, Inc.	2,320	107,718
	Darden Restaurants, Inc.	2,330	97,627
	Harrah’s Entertainment, Inc.	2,125	157,951
	Hilton Hotels Corp.	7,740	223,841
	International Game Technology, Inc.	4,900	208,299
	Marriott International, Inc., Class A	4,940	206,344
	Scientific Games Corp., Class A (a)	3,110	87,173
	Starwood Hotels & Resorts Worldwide, Inc.	2,010	120,077
	Yum! Brands, Inc.	3,240	192,650
Hotels, Restaurants & Leisure Total			1,401,680
Household Durables – 1.3%
	Black & Decker Corp.	910	76,331
	Centex Corp.	1,610	84,203
	D.R. Horton, Inc.	3,513	82,309
	Pulte Homes, Inc.	3,440	106,606
Household Durables Total			349,449
Internet & Catalog Retail – 0.5%
	Liberty Media Holding Corp., Interactive Series A (a)	6,180	136,393
Internet & Catalog Retail Total			136,393
Media – 1.7%
	EchoStar Communications Corp., Class A (a)	3,030	107,626
	Grupo Televisa SA, ADR	9,000	222,120
	Lamar Advertising Co., Class A (a)	1,790	103,247
Media Total			432,993
Multi-Line Retail – 2.4%
	J.C. Penney Co., Inc.	3,520	264,810
	Nordstrom, Inc.	7,500	355,125
Multi-Line Retail Total			619,935
Specialty Retail – 5.0%
	Abercrombie & Fitch Co., Class A	2,720	208,488
	Autozone, Inc. (a)	680	76,160
	Chico’s FAS, Inc. (a)	6,820	163,203
	Children’s Place Retail Stores, Inc. (a)	1,570	110,198

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	GameStop Corp., Class A (a)	5,020	256,321
	Office Depot, Inc. (a)	3,100	130,169
	PetSmart, Inc.	4,340	124,905
	TJX Companies., Inc.	8,600	248,970
Specialty Retail Total			1,318,414
Textiles, Apparel & Luxury Goods – 3.5%
	Carter’s, Inc. (a)	5,350	151,030
	Coach, Inc. (a)	14,040	556,546
	Phillips-Van Heusen Corp.	3,410	156,042
	Polo Ralph Lauren Corp.	780	55,380
Textiles, Apparel & Luxury Goods Total			918,998
CONSUMER DISCRETIONARY TOTAL			5,291,101
CONSUMER STAPLES – 5.1%
Beverages – 0.5%
	Pepsi Bottling Group, Inc.	4,220	133,436
Beverages Total			133,436
Food & Staples Retailing – 0.5%
	Kroger Co.	2,300	51,727
	Whole Foods Market, Inc.	1,240	79,162
Food & Staples Retailing Total			130,889
Food Products – 2.5%
	Campbell Soup Co.	1,980	74,012
	Dean Foods Co. (a)	4,030	168,817
	H.J. Heinz Co.	3,530	148,825
	Hershey Co.	2,340	123,809
	McCormick & Co., Inc.	3,980	148,852
Food Products Total			664,315
Personal Products – 1.1%
	Alberto-Culver Co.	1,930	98,063
	Avon Products, Inc.	3,240	98,528
	Estee Lauder Companies, Inc., Class A	2,450	98,956
Personal Products Total			295,547

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 0.5%
	UST, Inc.	2,250	120,510
Tobacco Total			120,510
CONSUMER STAPLES TOTAL			1,344,697
ENERGY – 7.4%
Energy Equipment & Services – 2.9%
	BJ Services Co.	6,700	202,072
	Diamond Offshore Drilling, Inc.	1,430	98,999
	FMC Technologies, Inc. (a)	2,800	169,260
	Grant Prideco, Inc. (a)	1,980	74,784
	National-Oilwell Varco, Inc. (a)	1,700	102,680
	Smith International, Inc.	2,660	105,017
Energy Equipment & Services Total			752,812
Oil, Gas & Consumable Fuels – 4.5%
	Chesapeake Energy Corp.	8,440	273,794
	Denbury Resources, Inc. (a)	7,130	204,916
	EOG Resources, Inc.	3,870	257,471
	Quicksilver Resources, Inc. (a)	3,160	108,325
	Range Resources Corp.	8,140	221,001
	Southwestern Energy Co. (a)	3,309	117,734
Oil, Gas & Consumable Fuels Total			1,183,241
ENERGY TOTAL			1,936,053
FINANCIALS – 9.6%
Capital Markets – 4.6%
	Affiliated Managers Group, Inc. (a)	2,740	274,384
	Bear Stearns Companies, Inc.	1,390	210,377
	E*TRADE Financial Corp. (a)	4,340	101,035
	Greenhill & Co., Inc.	1,454	98,785
	Lazard Ltd., Class A	5,070	214,968
	T. Rowe Price Group, Inc.	4,850	229,453
	TD Ameritrade Holding Corp. (a)	4,060	66,868
Capital Markets Total			1,195,870
Commercial Banks – 1.6%
	City National Corp.	2,180	145,101
	East West Bancorp, Inc.	3,650	133,261
	Zions Bancorporation	1,860	149,544
Commercial Banks Total			427,906
Diversified Financial Services – 0.6%
	Chicago Mercantile Exchange Holdings, Inc.	320	160,320
Diversified Financial Services Total			160,320

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 1.4%
	Ambac Financial Group, Inc.	3,195	266,751
	Hanover Insurance Group, Inc.	2,150	97,502
Insurance Total			364,253
Real Estate Investment Trusts (REITs) – 0.4%
	General Growth Properties, Inc.	2,030	105,357
Real Estate Investment Trusts (REITs) Total			105,357
Real Estate Management & Development – 1.0%
	CB Richard Ellis Group, Inc., Class A (a)	4,920	147,748
	St. Joe Co.	2,260	121,543
Real Estate Management & Development Total			269,291
FINANCIALS TOTAL			2,522,997
HEALTH CARE – 14.9%
Biotechnology – 2.0%
	Celgene Corp. (a)	3,550	189,712
	Cephalon, Inc. (a)	1,480	103,866
	MedImmune, Inc. (a)	2,100	67,284
	PDL BioPharma, Inc. (a)	3,870	81,773
	Vertex Pharmaceuticals, Inc. (a)	1,480	60,088
Biotechnology Total			502,723
Health Care Equipment & Supplies – 3.7%
	Beckman Coulter, Inc.	1,670	96,142
	Biomet, Inc.	2,320	87,789
	C.R. Bard, Inc.	930	76,223
	Dade Behring Holdings, Inc.	2,680	97,633
	DENTSPLY International, Inc.	3,030	94,778
	Gen-Probe, Inc. (a)	1,990	95,261
	ResMed, Inc. (a)	2,422	106,544
	St. Jude Medical, Inc. (a)	2,820	96,867
	Varian Medical Systems, Inc. (a)	4,063	222,896
Health Care Equipment & Supplies Total			974,133
Health Care Providers & Services – 5.5%
	Coventry Health Care, Inc. (a)	1,800	84,510
	DaVita, Inc. (a)	2,527	140,577
	Express Scripts, Inc. (a)	2,310	147,193
	Henry Schein, Inc. (a)	2,370	117,765
	Humana, Inc. (a)	3,580	214,800
	Laboratory Corp. of America Holdings (a)	2,460	168,486

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	Manor Care, Inc.	2,320	111,337
	McKesson Corp.	2,710	135,744
	Medco Health Solutions, Inc. (a)	2,330	124,655
	Patterson Companies, Inc. (a)	3,060	100,521
	Quest Diagnostics, Inc.	2,019	100,425
Health Care Providers & Services Total			1,446,013
Health Care Technology – 0.4%
	IMS Health, Inc.	3,650	101,653
Health Care Technology Total			101,653
Life Sciences Tools & Services – 1.9%
	Invitrogen Corp. (a)	2,270	131,682
	Thermo Electron Corp. (a)	4,840	207,491
	Waters Corp. (a)	3,260	162,348
Life Sciences Tools & Services Total			501,521
Pharmaceuticals – 1.4%
	Allergan, Inc.	3,190	368,445
Pharmaceuticals Total			368,445
HEALTH CARE TOTAL			3,894,488
INDUSTRIALS – 12.5%
Aerospace & Defense – 2.6%
	Alliant Techsystems, Inc. (a)	1,790	138,206
	BE Aerospace, Inc. (a)	5,240	132,467
	Precision Castparts Corp.	3,150	214,389
	Rockwell Collins, Inc.	3,600	209,088
Aerospace & Defense Total			694,150
Air Freight & Logistics – 1.0%
	C.H. Robinson Worldwide, Inc.	3,300	137,742
	Expeditors International Washington, Inc.	2,740	129,903
Air Freight & Logistics Total			267,645
Commercial Services & Supplies – 2.7%
	Corporate Executive Board Co.	2,215	198,951
	Dun & Bradstreet Corp. (a)	1,950	150,618
	Equifax, Inc.	2,100	79,863
	Robert Half International, Inc.	5,870	214,548
	Stericycle, Inc. (a)	760	53,740
Commercial Services & Supplies Total			697,720
Construction & Engineering – 0.3%
	Jacobs Engineering Group, Inc. (a)	860	64,964
Construction & Engineering Total			64,964

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 0.8%
	Rockwell Automation, Inc.	1,740	107,880
	Roper Industries, Inc.	2,270	108,620
Electrical Equipment Total			216,500
Machinery – 2.9%
	JLG Industries, Inc.	5,290	146,269
	Joy Global, Inc.	5,555	217,256
	Terex Corp. (a)	5,000	258,800
	Timken Co.	4,280	128,614
Machinery Total			750,939
Marine – 0.5%
	American Commercial Lines, Inc. (a)	1,980	127,017
Marine Total			127,017
Road & Rail – 1.4%
	CSX Corp.	4,680	166,936
	Landstar System, Inc.	4,460	207,122
Road & Rail Total			374,058
Trading Companies & Distributors – 0.3%
	WESCO International, Inc. (a)	1,170	76,366
Trading Companies & Distributors Total			76,366
INDUSTRIALS TOTAL			3,269,359
INFORMATION TECHNOLOGY – 18.7%
Communications Equipment – 1.1%
	F5 Networks, Inc. (a)	1,870	123,775
	Harris Corp.	2,810	119,706
	Tellabs, Inc. (a)	5,040	53,122
Communications Equipment Total			296,603
Computers & Peripherals – 1.9%
	Network Appliance, Inc. (a)	5,960	217,540
	SanDisk Corp. (a)	4,680	225,108
	Western Digital Corp. (a)	3,570	65,260
Computers & Peripherals Total			507,908
Electronic Equipment & Instruments – 1.5%
	Amphenol Corp., Class A	1,990	135,121
	Jabil Circuit, Inc.	5,270	151,302
	Trimble Navigation Ltd. (a)	2,620	121,096
Electronic Equipment & Instruments Total			407,519
Internet Software & Services – 0.4%
	Akamai Technologies, Inc. (a)	2,090	97,937
Internet Software & Services Total			97,937

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 3.6%
	Alliance Data Systems Corp. (a)	3,660	222,235
	Cognizant Technology Solutions Corp., Class A (a)	4,680	352,311
	Fiserv, Inc. (a)	4,100	202,540
	Paychex, Inc.	4,080	161,078
IT Services Total			938,164
Semiconductors & Semiconductor Equipment – 5.2%
	Intersil Corp., Class A	2,240	52,528
	KLA-Tencor Corp.	2,730	134,234
	Lam Research Corp. (a)	1,690	83,571
	Marvell Technology Group Ltd. (a)	7,670	140,208
	MEMC Electronic Materials, Inc. (a)	7,980	283,290
	Micron Technology, Inc. (a)	2,860	41,327
	National Semiconductor Corp.	5,090	123,636
	NVIDIA Corp. (a)	8,690	303,020
	Qimonda AG, ADR (a)	6,740	94,023
	Xilinx, Inc.	4,030	102,805
Semiconductors & Semiconductor Equipment Total			1,358,642
Software – 5.0%
	Activision, Inc. (a)	4,940	76,175
	Amdocs Ltd. (a)	4,980	193,025
	Autodesk, Inc. (a)	3,967	145,787
	BEA Systems, Inc. (a)	6,730	109,497
	BMC Software, Inc. (a)	3,550	107,600
	Citrix Systems, Inc. (a)	4,644	137,137
	Electronic Arts, Inc. (a)	3,450	182,470
	Hyperion Solutions Corp. (a)	2,737	102,364
	Intuit, Inc. (a)	5,832	205,870
	Salesforce.com, Inc. (a)	1,280	49,946
Software Total			1,309,871
INFORMATION TECHNOLOGY TOTAL			4,916,644
MATERIALS – 2.9%
Chemicals – 0.5%
	Potash Corp. of Saskatchewan, Inc.	1,130	141,137
Chemicals Total			141,137
Metals & Mining – 2.4%
	Allegheny Technologies, Inc.	1,550	122,032
	Freeport-McMoRan Copper & Gold, Inc., Class B	1,910	115,517
	Phelps Dodge Corp.	1,800	180,684

7

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Zinifex Ltd.	17,970	213,417
Metals & Mining Total			631,650
MATERIALS TOTAL			772,787
TELECOMMUNICATION SERVICES – 5.0%
Wireless Telecommunication Services – 5.0%
	American Tower Corp., Class A (a)	9,456	340,605
	Crown Castle International Corp. (a)	7,000	235,550
	Leap Wireless International, Inc. (a)	4,560	252,897
	Millicom International Cellular SA (a)	3,520	175,578
	NII Holdings, Inc. (a)	4,630	301,089
Wireless Telecommunication Services Total			1,305,719
TELECOMMUNICATION SERVICES TOTAL			1,305,719
UTILITIES – 1.8%
Gas Utilities – 0.6%
	Questar Corp.	1,860	151,553
Gas Utilities Total			151,553
Independent Power Producers & Energy Traders – 1.2%
	AES Corp. (a)	14,280	314,017
Independent Power Producers & Energy Traders Total			314,017
UTILITIES TOTAL			465,570

	Total Common Stocks (cost of $20,724,912)		25,719,415

		Par ($)
Short-Term Obligation – 0.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/06, due 11/01/06 at 5.200%, collateralized by a U.S. Treasury Bond maturing 02/15/16, market value of $197,514 (repurchase proceeds $193,028)	193,000	193,000

	Total Short-Term Obligation (cost of $193,000)		193,000

8

Total Investments – 98.8% (cost of $20,917,912)(b)(c)	25,912,415

Other Assets & Liabilities, Net – 1.2%	311,668

Net Assets – 100.0%	26,224,083

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $20,917,912.

(c)	Unrealized appreciation and depreciation at October 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,275,051	$(280,548)	$4,994,503

Acronym	Name
ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
October 31, 2006 (Unaudited)	CMG Mid Cap Value Fund

		Shares	Value ($)*
Common Stocks – 99.3%
CONSUMER DISCRETIONARY — 7.9%
Auto Components – 1.3%
	BorgWarner, Inc.	1,450	83,375
	Johnson Controls, Inc.	1,750	142,695
Auto Components Total			226,070
Hotels, Restaurants & Leisure – 0.7%
	Starwood Hotels & Resorts Worldwide, Inc.	2,025	120,974
Hotels, Restaurants & Leisure Total			120,974
Household Durables – 0.6%
	Centex Corp.	1,200	62,760
	Lennar Corp., Class A	1,000	47,480
Household Durables Total			110,240
Leisure Equipment & Products – 0.7%
	Hasbro, Inc.	5,000	129,600
Leisure Equipment & Products Total			129,600
Media – 1.2%
	Dow Jones & Co., Inc.	3,025	106,147
	Regal Entertainment Group, Class A	5,300	109,869
Media Total			216,016
Multi-Line Retail – 1.8%
	Dollar General Corp.	6,300	88,389
	Federated Department Stores, Inc.	3,116	136,824
	J.C. Penney Co., Inc.	1,175	88,395
Multi-Line Retail Total			313,608
Specialty Retail – 1.6%
	Office Depot, Inc. (a)	4,050	170,059
	TJX Companies., Inc.	4,200	121,590
Specialty Retail Total			291,649
CONSUMER DISCRETIONARY TOTAL			1,408,157
CONSUMER STAPLES – 7.8%
Beverages – 2.1%
	Coca-Cola Enterprises, Inc.	6,600	132,198
	Fomento Economico Mexicano SA de CV, ADR	1,325	128,114
	Pepsi Bottling Group, Inc.	4,000	126,480
Beverages Total			386,792
Food & Staples Retailing – 1.4%
	Kroger Co.	11,250	253,013
Food & Staples Retailing Total			253,013

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 1.9%
	Dean Foods Co. (a)	5,100	213,639
	Tyson Foods, Inc., Class A	8,750	126,437
Food Products Total			340,076
Household Products – 1.5%
	Clorox Co.	4,050	261,468
Household Products Total			261,468
Personal Products – 0.9%
	Estee Lauder Companies, Inc., Class A	3,900	157,521
Personal Products Total			157,521
CONSUMER STAPLES TOTAL			1,398,870
ENERGY – 7.7%
Energy Equipment & Services – 2.8%
	ENSCO International, Inc.	2,000	97,940
	National-Oilwell Varco, Inc. (a)	1,525	92,110
	Rowan Companies, Inc.	1,325	44,228
	Technip SA, ADR	1,925	116,559
	Tidewater, Inc.	3,000	149,190
Energy Equipment & Services Total			500,027
Oil, Gas & Consumable Fuels – 4.9%
	Hess Corp.	5,175	219,420
	Newfield Exploration Co. (a)	3,600	146,844
	Peabody Energy Corp.	2,100	88,137
	Tesoro Corp.	1,600	102,304
	Williams Companies, Inc.	7,500	183,225
	XTO Energy, Inc.	3,066	143,060
Oil, Gas & Consumable Fuels Total			882,990
ENERGY TOTAL			1,383,017
FINANCIALS – 26.7%
Capital Markets – 0.9%
	Nuveen Investments, Inc., Class A	3,250	160,225
Capital Markets Total			160,225
Commercial Banks – 9.8%
	Bank of Hawaii Corp.	3,700	193,029
	City National Corp.	2,900	193,024
	Comerica, Inc.	4,075	237,124
	Cullen/Frost Bankers, Inc.	3,425	185,498
	Marshall & Ilsley Corp.	5,425	260,074
	SVB Financial Group (a)	4,050	186,381
	TCF Financial Corp.	5,100	132,753

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	UnionBanCal Corp.	1,550	89,249
	Whitney Holding Corp.	3,375	110,228
	Zions Bancorporation	2,175	174,870
Commercial Banks Total			1,762,230
Diversified Financial Services – 0.6%
	CIT Group, Inc.	1,975	102,799
Diversified Financial Services Total			102,799
Insurance – 7.0%
	ACE Ltd.	1,900	108,775
	Ambac Financial Group, Inc.	3,200	267,168
	Axis Capital Holdings Ltd.	2,600	85,410
	Genworth Financial, Inc., Class A	5,400	180,576
	Lincoln National Corp.	2,550	161,441
	Loews Corp.	4,475	174,167
	Old Republic International Corp.	6,600	148,698
	Platinum Underwriters Holdings Ltd.	4,100	122,426
Insurance Total			1,248,661
Real Estate Investment Trusts (REITs) – 6.4%
	Archstone-Smith Trust	2,675	161,062
	Boston Properties, Inc.	1,550	165,587
	Equity Office Properties Trust	5,800	246,500
	Equity Residential Property Trust	3,000	163,830
	General Growth Properties, Inc.	3,975	206,302
	ProLogis Trust	3,400	215,118
Real Estate Investment Trusts (REITs) Total			1,158,399
Thrifts & Mortgage Finance – 2.0%
	PMI Group, Inc.	3,725	158,871
	Sovereign Bancorp, Inc.	8,292	197,847
Thrifts & Mortgage Finance Total			356,718
FINANCIALS TOTAL			4,789,032
HEALTH CARE – 5.9%
Health Care Equipment & Supplies – 1.6%
	Beckman Coulter, Inc.	1,800	103,626
	Hospira, Inc. (a)	4,875	177,206
Health Care Equipment & Supplies Total			280,832
Health Care Providers & Services – 1.9%
	CIGNA Corp.	1,150	134,527
	Community Health Systems, Inc. (a)	3,775	122,499
	Universal Health Services, Inc., Class B	1,600	84,720
Health Care Providers & Services Total			341,746

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – 1.9%
	Millipore Corp. (a)	1,950	125,833
	Thermo Electron Corp. (a)	2,125	91,099
	Varian, Inc. (a)	2,700	126,603
Life Sciences Tools & Services Total			343,535
Pharmaceuticals – 0.5%
	Mylan Laboratories, Inc.	4,900	100,450
Pharmaceuticals Total			100,450
HEALTH CARE TOTAL			1,066,563
INDUSTRIALS – 11.8%
Aerospace & Defense – 1.0%
	L-3 Communications Holdings, Inc.	2,200	177,144
Aerospace & Defense Total			177,144
Commercial Services & Supplies – 0.9%
	Equifax, Inc.	2,900	110,287
	SAIC, Inc. (a)	2,227	44,540
Commercial Services & Supplies Total			154,827
Construction & Engineering – 1.0%
	Fluor Corp.	925	72,548
	Jacobs Engineering Group, Inc. (a)	1,475	111,421
Construction & Engineering Total			183,969
Electrical Equipment – 0.9%
	Cooper Industries Ltd., Class A	1,750	156,538
Electrical Equipment Total			156,538
Industrial Conglomerates – 1.5%
	McDermott International, Inc. (a)	2,350	105,045
	Textron, Inc.	1,850	168,221
Industrial Conglomerates Total			273,266
Machinery – 4.1%
	Barnes Group, Inc.	7,718	154,746
	Dover Corp.	2,650	125,875
	Harsco Corp.	1,125	91,834
	JLG Industries, Inc.	3,225	89,171
	Kennametal, Inc.	2,175	134,219
	Parker Hannifin Corp.	1,600	133,808
Machinery Total			729,653
Marine – 0.8%
	Alexander & Baldwin, Inc.	3,325	153,050
Marine Total			153,050

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 1.6%
	Canadian Pacific Railway Ltd.	3,000	169,470
	Norfolk Southern Corp.	2,150	113,025
Road & Rail Total			282,495
INDUSTRIALS TOTAL			2,110,942
INFORMATION TECHNOLOGY – 8.2%
Communications Equipment – 0.4%
	CommScope, Inc. (a)	2,500	79,775
Communications Equipment Total			79,775
Electronic Equipment & Instruments – 3.7%
	Agilent Technologies, Inc. (a)	6,400	227,840
	Arrow Electronics, Inc. (a)	5,825	173,876
	Mettler-Toledo International, Inc. (a)	1,600	109,840
	Tektronix, Inc.	5,100	154,887
Electronic Equipment & Instruments Total			666,443
IT Services – 0.3%
	Mastercard, Inc., Class A	604	44,756
IT Services Total			44,756
Semiconductors & Semiconductor Equipment – 2.1%
	Fairchild Semiconductor International, Inc. (a)	5,275	84,980
	Freescale Semiconductor, Inc., Class A (a)	1,100	43,307
	KLA-Tencor Corp.	2,250	110,633
	Lam Research Corp. (a)	1,025	50,686
	Novellus Systems, Inc. (a)	1,950	53,918
	NVIDIA Corp. (a)	900	31,383
Semiconductors & Semiconductor Equipment Total			374,907
Software – 1.7%
	Activision, Inc. (a)	4,933	76,067
	Cadence Design Systems, Inc. (a)	4,475	79,923
	Electronic Arts, Inc. (a)	1,425	75,368
	Synopsys, Inc. (a)	3,050	68,656
Software Total			300,014
INFORMATION TECHNOLOGY TOTAL			1,465,895
MATERIALS – 8.0%
Chemicals – 3.5%
	Air Products & Chemicals, Inc.	3,050	212,493
	Ashland, Inc.	1,425	84,217
	Cytec Industries, Inc.	1,350	74,777
	PPG Industries, Inc.	1,900	129,960

5

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Rohm and Haas Co.	2,400	124,368
Chemicals Total			625,815
Construction Materials – 1.2%
	Martin Marietta Materials, Inc.	1,225	107,800
	Vulcan Materials Co.	1,400	114,072
Construction Materials Total			221,872
Containers & Packaging – 1.6%
	Crown Holdings, Inc. (a)	7,400	143,856
	Packaging Corp. of America	6,100	140,117
Containers & Packaging Total			283,973
Metals & Mining – 1.2%
	Allegheny Technologies, Inc.	1,500	118,095
	Freeport-McMoRan Copper & Gold, Inc., Class B	1,700	102,816
Metals & Mining Total			220,911
Paper & Forest Products – 0.5%
	Weyerhaeuser Co.	1,400	89,026
Paper & Forest Products Total			89,026
MATERIALS TOTAL			1,441,597
UTILITIES – 15.3%
Electric Utilities – 8.6%
	American Electric Power Co., Inc.	5,800	240,294
	Edison International	7,975	354,409
	Entergy Corp.	3,700	317,571
	FPL Group, Inc.	3,975	202,725
	Hawaiian Electric Industries, Inc.	3,575	100,171
	PPL Corp.	9,525	328,803
Electric Utilities Total			1,543,973
Gas Utilities – 0.6%
	AGL Resources, Inc.	2,875	107,813
Gas Utilities Total			107,813
Independent Power Producers & Energy Traders – 0.8%
	AES Corp. (a)	6,750	148,433
Independent Power Producers & Energy Traders Total			148,433
Multi-Utilities – 5.3%
	PG&E Corp.	10,125	436,792
	Public Service Enterprise Group, Inc.	1,500	91,575
	Sempra Energy	3,175	168,402

6

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – (continued)
	Wisconsin Energy Corp.	5,500	252,670
Multi-Utilities Total			949,439
UTILITIES TOTAL			2,749,658

	Total Common Stocks (cost of $14,654,722)		17,813,731

		Par ($)
Short-Term Obligation – 0.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/06, due 11/01/06 at 5.200%, collateralized by a U.S. Treasury Bond maturing 05/15/21, market value of $110,273 (repurchase proceeds $106,015)	106,000	106,000

	Total Short-Term Obligation (cost of $106,000)		106,000

	Total Investments – 99.9% (cost of $14,760,722)(b)(c)		17,919,731

	Other Assets & Liabilities, Net – 0.1%		15,446

	Net Assets – 100.0%		17,935,177

	Notes to Investment Portfolio:

	*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

	Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

	(a)	Non-income producing security.

	(b)	Cost for federal income tax purposes is $14,760,722.

	(c)	Unrealized appreciation and depreciation at October 31, 2006, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,299,063	$(140,054)	$3,159,009

Acronym	Name
ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

October 31, 2006 (Unaudited)	CMG Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 33.5%
COMMUNICATIONS – 3.0%
Media – 0.5%
Jones Intercable, Inc.
	7.625% 04/15/08	110,000	113,385
Time Warner, Inc.
	6.150% 05/01/07	375,000	376,356
Media Total			489,741
Telecommunication Services – 2.5%
AT&T, Inc.
	4.125% 09/15/09(a)	350,000	339,700
Deutsche Telekom International Finance BV
	3.875% 07/22/08	300,000	293,442
New Cingular Wireless Services, Inc.
	7.500% 05/01/07	300,000	303,050
Sprint Capital Corp.
	6.375% 05/01/09	245,000	250,722
Verizon Global Funding Corp.
	7.600% 03/15/07	575,000	579,365
Vodafone Group PLC
	7.750% 02/15/10	350,000	375,620
Telecommunication Services Total			2,141,899
COMMUNICATIONS TOTAL			2,631,640
CONSUMER CYCLICAL – 2.9%
Auto Manufacturers – 0.2%
DaimlerChrysler NA Holding Corp.
	4.750% 01/15/08	200,000	198,105
Auto Manufacturers Total			198,105
Home Builders – 0.3%
DR Horton, Inc.
	4.875% 01/15/10	275,000	268,681
Home Builders Total			268,681
Retail – 2.4%
Costco Wholesale Corp.
	5.500% 03/15/07	275,000	274,777
Home Depot, Inc.
	3.750% 09/15/09	600,000	579,473
Target Corp.
	3.375% 03/01/08(a)	500,000	488,184

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Wal-Mart Stores, Inc.
	6.875% 08/10/09	700,000	732,478
Retail Total			2,074,912
CONSUMER CYCLICAL TOTAL			2,541,698
CONSUMER NON-CYCLICAL – 3.2%
Beverages – 0.8%
Coca-Cola Enterprises, Inc.
	5.750% 11/01/08(a)	325,000	328,899
Diageo Capital PLC
	3.375% 03/20/08(a)	400,000	389,949
Beverages Total			718,848
Cosmetics/Personal Care – 0.5%
Procter & Gamble Co.
	4.750% 06/15/07	410,000	408,874
Cosmetics/Personal Care Total			408,874
Food – 0.8%
Fred Meyer, Inc.
	7.450% 03/01/08(a)	275,000	281,828
General Mills, Inc.
	3.875% 11/30/07	400,000	393,276
Food Total			675,104
Healthcare Services – 0.7%
UnitedHealth Group, Inc.
	3.375% 08/15/07	350,000	344,575
WellPoint, Inc.
	3.500% 09/01/07	300,000	294,885
Healthcare Services Total			639,460
Household Products/Wares – 0.4%
Fortune Brands, Inc.
	5.125% 01/15/11(a)	325,000	319,028
Household Products/Wares Total			319,028
CONSUMER NON-CYCLICAL TOTAL			2,761,314
ENERGY – 1.2%
Oil & Gas – 1.2%
ChevronTexaco Capital Co.
	3.500% 09/17/07(a)	725,000	714,409

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Marathon Oil Corp.
	5.375% 06/01/07	350,000	350,151
Oil & Gas Total			1,064,560
ENERGY TOTAL			1,064,560
FINANCIALS – 18.3%
Banks – 5.0%
Bank of New York Co., Inc.
	3.625% 01/15/09	400,000	387,684
Fifth Third Bank
	2.700% 01/30/07	486,000	482,966
Marshall & Ilsley Corp.
	4.375% 08/01/09(a)	425,000	416,909
Mellon Funding Corp.
	3.250% 04/01/09	500,000	476,994
Regions Financial Corp.
	4.500% 08/08/08	450,000	444,796
SunTrust Banks, Inc.
	4.250% 10/15/09	650,000	634,093
U.S. Bancorp
	3.125% 03/15/08(a)	850,000	825,617
Wells Fargo & Co.
	3.120% 08/15/08	700,000	675,303
Banks Total			4,344,362
Diversified Financial Services – 10.1%
American Express Credit Corp.
	3.000% 05/16/08	700,000	677,792
Bear Stearns Companies, Inc.
	2.875% 07/02/08	375,000	361,428
Capital One Bank
	4.875% 05/15/08	425,000	422,587
CIT Group, Inc.
	5.500% 11/30/07	350,000	350,908
Citigroup, Inc.
	4.250% 07/29/09(a)	850,000	832,665
Countrywide Home Loans, Inc.
	3.250% 05/21/08	425,000	412,598
Credit Suisse First Boston USA, Inc.
	4.625% 01/15/08(a)	375,000	372,189
General Electric Capital Corp.
	4.250% 01/15/08(a)	1,000,000	989,223

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Goldman Sachs Group, Inc.
	4.125% 01/15/08(a)	400,000	394,869
HSBC Finance Corp.
	6.400% 06/17/08	650,000	662,165
JPMorgan Chase & Co.
	3.800% 10/02/09(a)	550,000	531,423
Lehman Brothers Holdings, Inc.
	7.000% 02/01/08	375,000	381,875
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	625,000	611,619
Morgan Stanley
	3.875% 01/15/09	475,000	462,858
National Rural Utilities Cooperative Finance Corp.
	5.750% 08/28/09(a)	425,000	431,675
Pitney Bowes Credit Corp.
	5.750% 08/15/08(a)	250,000	252,243
USA Education, Inc.
	5.625% 04/10/07	600,000	600,680
Diversified Financial Services Total			8,748,797
Insurance – 1.2%
American International Group, Inc.
	2.875% 05/15/08	700,000	676,423
Genworth Financial, Inc.
	4.750% 06/15/09	350,000	347,232
Insurance Total			1,023,655
Savings & Loans – 2.0%
Washington Mutual, Inc.
	4.000% 01/15/09(a)	450,000	439,240
Western Financial Bank
	9.625% 05/15/12	675,000	743,809
World Savings Bank
	4.125% 03/10/08	550,000	540,544
Savings & Loans Total			1,723,593
FINANCIALS TOTAL			15,840,407
INDUSTRIALS – 2.8%
Aerospace & Defense – 1.6%
Boeing Co.
	8.100% 11/15/06	375,000	375,305

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
United Technologies Corp.
	4.875% 11/01/06	400,000	400,000
	6.500% 06/01/09	600,000	620,664
Total Aerospace & Defense			1,395,969
Machinery – 0.8%
Caterpillar Financial Services Corp.
	3.625% 11/15/07	425,000	417,664
John Deere Capital Corp.
	4.625% 04/15/09	300,000	296,324
Machinery Total			713,988
Transportation – 0.4%
Union Pacific Corp.
	3.875% 02/15/09(a)	325,000	315,625
Transportation Total			315,625
INDUSTRIALS TOTAL			2,425,582
TECHNOLOGY – 0.4%
Computers – 0.4%
International Business Machines Corp.
	3.800% 02/01/08	375,000	367,904
Computers Total			367,904
TECHNOLOGY TOTAL			367,904
UTILITIES – 1.7%
Electric – 1.4%
American Electric Power Co., Inc.
	5.375% 03/15/10(a)	275,000	275,626
Commonwealth Edison Co.
	3.700% 02/01/08	350,000	342,307
Scottish Power PLC
	4.910% 03/15/10	275,000	271,150
Virginia Electric & Power Co.
	5.375% 02/01/07	325,000	324,885
Electric Total			1,213,968
Gas – 0.3%
Sempra Energy
	4.750% 05/15/09	250,000	246,822
Gas Total			246,822
UTILITIES TOTAL			1,460,790

	Total Corporate Fixed-Income Bonds & Notes (cost of $29,151,302)		29,093,895

5

		Par ($)	Value ($)
Collateralized Mortgage Obligations – 25.9%
AGENCY – 9.5%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	640,000	626,157
	4.500% 02/15/15	1,226,877	1,212,333
	5.000% 05/15/26	271,326	269,953
	5.500% 12/15/26	999,312	1,003,138
	5.500% 11/15/27	909,020	912,002
	6.000% 06/15/25	1,200,000	1,218,385
	6.000% 05/15/27	1,462,016	1,482,820
Federal National Mortgage Association
	6.000% 06/25/27	1,463,979	1,481,637
AGENCY TOTAL			8,206,425
NON - AGENCY – 16.4%
Bear Stearns Adjustable Rate Mortgage Trust
	3.517% 06/25/34(b)	1,000,000	968,080
Bear Stearns Asset Backed Securities, Inc.
	5.000% 01/25/34	848,297	834,738
Countrywide Alternative Loan Trust
	5.250% 08/25/35	1,076,644	1,072,370
	5.500% 02/25/36	2,483,914	2,467,099
Countrywide Home Loan Mortgage Pass Through Trust
	5.000% 02/25/33	1,300,000	1,284,803
IMPAC CMB Trust
	6.080% 12/25/33(b)	159,262	159,336
JPMorgan Mortgage Trust
	5.766% 04/25/36(b)	1,776,917	1,775,485
	6.086% 10/25/36(b)	1,078,383	1,080,987
MASTR Asset Securitization Trust
	5.750% 05/25/36	1,674,273	1,677,650
PNC Mortgage Securities Corp.
	0.010% 04/28/27(b)	6,373	5,831
Residential Accredit Loans, Inc.
	5.750% 01/25/36	344,443	345,129
SACO I, Inc.
	7.000% 08/25/36(c)	135,029	134,016
Structured Asset Securities Corp.
	5.750% 04/25/33	687,126	682,728

6

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
Washington Mutual, Inc.
	5.668% 11/25/36(b)	1,800,000	1,794,023
NON - AGENCY TOTAL			14,282,275

	Total Collateralized Mortgage Obligations (cost of $22,511,625)		22,488,700
Mortgage-Backed Securities – 11.9%
Federal Home Loan Mortgage Corp.
	4.000% 05/01/11	1,453,258	1,413,483
	4.500% 11/01/07	441,207	437,832
	4.500% 03/01/21	1,723,458	1,665,122
	5.500% 07/01/19	1,428,258	1,430,792
	5.500% 01/01/21	762,632	763,408
	5.500% 07/01/21	120,462	120,540
	5.500% 08/01/21	1,342,291	1,343,158
	6.000% 07/01/08	8,097	8,089
	6.000% 11/01/14	6,544	6,644
	6.000% 08/01/21	884,671	897,406
	6.000% 09/01/21	981,424	995,552
Federal National Mortgage Association
	5.500% 02/01/21	441,861	442,349
	6.000% 03/01/09	21,344	21,451
	6.000% 05/01/09	223,297	224,411
Small Business Administration
	5.875% 10/25/21(b)	15,482	15,612
	5.875% 03/25/22(b)	118,571	119,586
	5.875% 06/25/22(b)	394,538	397,946
	6.000% 07/25/21(b)	25,309	25,095
	6.000% 11/25/21(b)	51,203	51,655

	Total Mortgage-Backed Securities (cost of $10,403,430)		10,380,131
Asset-Backed Securities – 11.5%
AmeriCredit Automobile Receivables Trust
	4.050% 02/06/10	385,103	382,296
Bear Stearns Asset Backed Securities, Inc.
	5.430% 06/25/35(b)	104,803	104,811
Capital Auto Receivables Asset Trust
	3.580% 01/15/09	2,000,000	1,972,815
Cityscape Home Equity Loan Trust
	7.410% 05/25/28	63,597	63,337
Countrywide Asset-Backed Certificates
	5.600% 09/25/33(b)	424,397	424,556

7

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Harley-Davidson Motorcycle Trust
	2.760% 05/15/11	815,162	803,215
Home Equity Mortgage Trust
	5.472% 09/25/36(b)	344,039	344,023
IMC Home Equity Loan Trust
	7.500% 04/25/26	294,194	293,635
	7.520% 08/20/28	82,549	82,290
KeyCorp Student Loan Trust
	5.673% 08/27/25(b)	701,821	703,363
Long Beach Auto Receivables Trust
	4.050% 04/15/11	1,700,000	1,678,345
Navistar Financial Corp. Owner Trust
	3.250% 10/15/10	1,000,000	980,335
Novastar Home Equity Loan
	5.450% 01/25/36(b)	114,597	114,605
Pinnacle Capital Asset Trust
	5.770% 05/25/10(c)	870,000	869,983
UCFC Home Equity Loan
	6.315% 04/15/30	294,833	294,577
WFS Financial Owner Trust
	2.810% 08/22/11	867,530	850,414

	Total Asset-Backed Securities (cost of $9,929,670)		9,962,600
Government & Agency Obligations – 10.1%
FOREIGN GOVERNMENT OBLIGATIONS – 1.8%
Morocco Government AID Bond
	5.406% 05/01/23(b)	340,000	348,520
Province of Quebec
	5.000% 07/17/09(a)	875,000	875,022
United Mexican States
	4.625% 10/08/08(a)	325,000	321,913
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,545,455
U.S. GOVERNMENT AGENCIES – 5.0%
Federal Home Loan Bank
	5.125% 08/08/08(d)	85,000	85,274
Federal Home Loan Mortgage Corp.
	4.625% 02/21/08(a)	835,000	830,782

8

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association
	4.750% 08/03/07	3,450,000	3,437,908
U.S. GOVERNMENT AGENCIES TOTAL			4,353,964
U.S. GOVERNMENT OBLIGATIONS – 3.3%
U.S. Treasury Inflation Index Notes
	3.875% 01/15/09	2,212,914	2,260,025
U.S. Treasury Notes
	4.375% 12/31/07(a)	620,000	616,488
U.S. GOVERNMENT OBLIGATIONS TOTAL			2,876,513

	Total Government & Agency Obligations (cost of $8,894,310)		8,775,932
Commercial Mortgage-Backed Securities – 3.8%
Chase Commercial Mortgage Securities Corp.
	7.093% 10/15/32	872,604	880,733
LB-UBS Commercial Mortgage Trust
	5.642% 12/15/25	469,788	475,131
Nationslink Funding Corp.
	6.888% 11/10/30	420,738	422,802
Prudential Securities Secured Financing Corp.
	6.480% 11/01/31	1,489,910	1,517,846

	Total Commercial Mortgage-Backed Securities (cost of $3,402,634)		3,296,512

Securities Lending Collateral – 8.2%
	State Street Navigator Securities Lending Prime Portfolio(e)	7,169,286	7,169,286

	Total Securities Lending Collateral (cost of $7,169,286)		7,169,286

Short-Term Obligation – 4.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/06, due 11/01/06 at 5.200%, collateralized by a U.S. Treasury Bond maturing 02/15/16, market value of $3,521,202 (repurchase proceeds $3,451,498)	3,451,000	3,451,000

	Total Short-Term Obligation (cost of $3,451,000)		3,451,000

9

Total Investments – 108.9% (cost of $94,913,257)(f)(g)	94,618,056

Other Assets & Liabilities, Net – (8.9)%	(7,766,422)

Net Assets – 100.0%	86,851,634

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at October 31, 2006. The total market value of securities on loan at October 31, 2006 is $7,021,972.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2006.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities, which are not illiquid, amounted to $1,003,999, which represents 1.2% of net assets.

(d)	A portion of this security with a market value of $100,430 is pledged as collateral for open futures contracts.

(e)	Investment made with cash collateral received from securities lending activity.

(f)	Cost for federal income tax purposes is $95,192,296.

(g)	Unrealized appreciation and depreciation at October 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$208,096	$(782,336)	$(574,240)

At October 31, 2006, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
5-Year U.S. Treasury Notes	15	$1,583,437	$1,583,154	Dec-2006	$(283)

10

INVESTMENT PORTFOLIO

October 31, 2006 (Unaudited)	CMG Small Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 94.4%
CONSUMER DISCRETIONARY – 15.8%
Auto Components – 0.7%
	Spartan Motors, Inc.	12,690	263,571
Auto Components Total			263,571
Automobiles – 0.5%
	Piaggio & C SpA (a)	48,430	196,333
Automobiles Total			196,333
Diversified Consumer Services – 1.2%
	Laureate Education, Inc. (a)	4,670	246,202
	Sotheby’s	5,320	202,160
Diversified Consumer Services Total			448,362
Hotels, Restaurants & Leisure – 3.5%
	Ctrip.com International Ltd., ADR	2,390	117,110
	Pinnacle Entertainment, Inc. (a)	8,690	262,959
	RARE Hospitality International, Inc. (a)	6,280	197,883
	Red Robin Gourmet Burgers, Inc. (a)	5,660	273,038
	Ruby Tuesday, Inc.	4,860	134,865
	Scientific Games Corp., Class A (a)	6,300	176,589
	Shuffle Master, Inc. (a)	7,560	211,529
Hotels, Restaurants & Leisure Total			1,373,973
Household Durables – 0.5%
	Ryland Group, Inc.	4,030	185,098
Household Durables Total			185,098
Internet & Catalog Retail – 0.4%
	Nutri/System, Inc. (a)	2,260	139,397
Internet & Catalog Retail Total			139,397
Leisure Equipment & Products – 1.0%
	Marvel Entertainment, Inc. (a)	10,460	265,161
	Pool Corp.	2,840	116,383
Leisure Equipment & Products Total			381,544
Specialty Retail – 5.1%
	Children’s Place Retail Stores, Inc. (a)	3,440	241,454
	Christopher & Banks Corp.	11,700	315,783
	GameStop Corp., Class A (a)	10,063	513,817
	Hibbett Sporting Goods, Inc. (a)	10,990	321,348
	Tractor Supply Co. (a)	5,100	246,942
	Tween Brands, Inc. (a)	8,530	356,724
Specialty Retail Total			1,996,068
Textiles, Apparel & Luxury Goods – 2.9%
	Carter’s, Inc. (a)	13,810	389,856

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Phillips-Van Heusen Corp.	5,860	268,154
	Quiksilver, Inc. (a)	24,190	337,450
	Timberland Co., Class A (a)	5,250	151,463
Textiles, Apparel & Luxury Goods Total			1,146,923
CONSUMER DISCRETIONARY TOTAL			6,131,269
CONSUMER STAPLES – 1.7%
Food & Staples Retailing – 0.3%
	Pantry, Inc. (a)	2,370	129,354
Food & Staples Retailing Total			129,354
Household Products – 0.6%
	Central Garden & Pet Co. (a)	4,610	230,362
Household Products Total			230,362
Personal Products – 0.8%
	USANA Health Sciences, Inc. (a)	6,900	309,948
Personal Products Total			309,948
CONSUMER STAPLES TOTAL			669,664
ENERGY – 6.4%
Energy Equipment & Services – 3.6%
	Atwood Oceanics, Inc. (a)	8,020	370,524
	Core Laboratories NV (a)	3,190	232,519
	Oil States International, Inc. (a)	10,290	298,822
	Pioneer Drilling Co. (a)	14,550	191,041
	Tetra Technologies, Inc. (a)	10,700	277,130
Energy Equipment & Services Total			1,370,036
Oil, Gas & Consumable Fuels – 2.8%
	Berry Petroleum Co., Class A	7,860	234,621
	Carrizo Oil & Gas, Inc. (a)	9,130	260,753
	Foundation Coal Holdings, Inc.	5,910	216,956
	Quicksilver Resources, Inc. (a)	4,670	160,088
	W&T Offshore, Inc.	6,650	224,570
Oil, Gas & Consumable Fuels Total			1,096,988
ENERGY TOTAL			2,467,024
FINANCIALS – 7.6%
Capital Markets – 2.1%
	Affiliated Managers Group, Inc. (a)	4,180	418,585
	Greenhill & Co., Inc.	3,280	222,843

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
	Waddell & Reed Financial, Inc., Class A	7,480	190,740
Capital Markets Total			832,168
Commercial Banks – 2.0%
	Signature Bank (a)	8,710	264,174
	Sterling Financial Corp – Spokane.	6,710	223,175
	UCBH Holdings, Inc.	17,530	300,464
Commercial Banks Total			787,813
Consumer Finance – 0.1%
	First Cash Financial Services, Inc. (a)	1,393	30,103
Consumer Finance Total			30,103
Diversified Financial Services – 0.3%
	International Securities Exchange, Inc.	2,680	137,618
Diversified Financial Services Total			137,618
Insurance – 1.7%
	Hanover Insurance Group, Inc.	4,370	198,180
	ProAssurance Corp. (a)	9,320	453,884
Insurance Total			652,064
Real Estate Investment Trusts (REITs) – 1.4%
	Alexandria Real Estate Equities, Inc.	2,630	262,211
	Washington Real Estate Investment Trust	6,380	268,917
Real Estate Investment Trusts (REITs) Total			531,128
FINANCIALS TOTAL			2,970,894
HEALTH CARE – 20.8%
Biotechnology – 2.8%
	Alexion Pharmaceuticals, Inc. (a)	1,830	68,369
	Alkermes, Inc. (a)	6,140	103,152
	BioMarin Pharmaceuticals, Inc. (a)	6,020	96,501
	Cubist Pharmaceuticals, Inc. (a)	3,020	67,255
	Digene Corp. (a)	3,990	185,256
	Human Genome Sciences, Inc. (a)	8,020	107,067
	Medarex, Inc. (a)	6,890	89,019
	Myriad Genetics, Inc. (a)	1,950	52,435
	OSI Pharmaceuticals, Inc. (a)	3,530	135,128
	Telik, Inc. (a)	2,710	51,355
	United Therapeutics Corp. (a)	2,430	145,435
Biotechnology Total			1,100,972
Health Care Equipment & Supplies – 6.6%
	ArthroCare Corp. (a)	3,500	141,435

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Bespak PLC	24,460	275,336
	Foxhollow Technologies, Inc. (a)	6,290	220,213
	Haemonetics Corp. (a)	6,244	284,726
	Hologic, Inc. (a)	6,473	311,675
	Kyphon, Inc. (a)	9,062	357,949
	Mentor Corp.	4,850	226,980
	NuVasive, Inc. (a)	13,080	307,511
	PolyMedica Corp.	1,840	76,452
	ResMed, Inc. (a)	6,772	297,900
	West Pharmaceutical Services, Inc.	1,840	77,354
Health Care Equipment & Supplies Total			2,577,531
Health Care Providers & Services – 4.9%
	HealthExtras, Inc. (a)	21,835	502,860
	Healthways, Inc. (a)	3,710	157,118
	Pediatrix Medical Group, Inc. (a)	6,800	305,524
	Psychiatric Solutions, Inc. (a)	8,230	273,236
	United Surgical Partners International, Inc. (a)	10,255	254,529
	Visicu, Inc. (a)	8,740	85,128
	WellCare Health Plans, Inc. (a)	5,681	333,759
Health Care Providers & Services Total			1,912,154
Health Care Technology – 1.0%
	Allscripts Healthcare Solutions, Inc. (a)	15,704	370,458
Health Care Technology Total			370,458
Life Sciences Tools & Services – 2.4%
	ICON PLC, ADR (a)	19,420	696,789
	Nektar Therapeutics (a)	16,320	235,498
Life Sciences Tools & Services Total			932,287
Pharmaceuticals – 3.1%
	BioMimetic Therapeutics, Inc. (a)	10,513	140,243
	Connetics Corp. (a)	20,990	357,670
	Medicis Pharmaceutical Corp., Class A	9,470	331,829
	Penwest Pharmaceuticals Co. (a)	8,360	148,139
	Salix Pharmaceuticals Ltd. (a)	16,125	214,946
Pharmaceuticals Total			1,192,827
HEALTH CARE TOTAL			8,086,229
INDUSTRIALS – 16.8%
Aerospace & Defense – 3.1%
	Armor Holdings, Inc. (a)	4,152	213,662

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	BE Aerospace, Inc. (a)	16,007	404,657
	Ceradyne, Inc. (a)	6,762	278,933
	Hexcel Corp. (a)	18,060	292,391
Aerospace & Defense Total			1,189,643
Air Freight & Logistics – 0.7%
	Forward Air Corp.	8,537	277,196
Air Freight & Logistics Total			277,196
Airlines – 0.5%
	Alaska Air Group, Inc. (a)	4,980	199,947
Airlines Total			199,947
Building Products – 0.4%
	ElkCorp.	6,820	171,318
Building Products Total			171,318
Commercial Services & Supplies – 6.3%
	Advisory Board Co. (a)	5,730	316,411
	Corporate Executive Board Co.	3,293	295,777
	Global Cash Access, Inc. (a)	12,054	192,261
	Huron Consulting Group, Inc. (a)	14,095	563,236
	Kenexa Corp. (a)	11,718	376,500
	Resources Connection, Inc. (a)	16,120	466,513
	Waste Connections, Inc. (a)	5,880	239,257
Commercial Services & Supplies Total			2,449,955
Construction & Engineering – 0.5%
	Granite Construction, Inc.	1,570	81,797
	Perini Corp. (a)	3,968	98,089
Construction & Engineering Total			179,886
Electrical Equipment – 1.9%
	Acuity Brands, Inc.	4,100	203,114
	Franklin Electric Co., Inc.	2,320	125,141
	General Cable Corp. (a)	10,890	409,464
Electrical Equipment Total			737,719
Machinery – 2.4%
	Bucyrus International, Inc., Class A	4,340	181,846
	ESCO Technologies, Inc. (a)	6,393	277,584
	RBC Bearings, Inc. (a)	5,261	142,994
	Wabtec Corp.	11,000	345,290
Machinery Total			947,714
Marine – 0.5%
	American Commercial Lines, Inc. (a)	2,980	191,167
Marine Total			191,167

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.5%
	Genesee & Wyoming, Inc., Class A (a)	6,990	196,349
Road & Rail Total			196,349
INDUSTRIALS TOTAL			6,540,894
INFORMATION TECHNOLOGY – 21.5%
Communications Equipment – 1.6%
	CommScope, Inc. (a)	5,570	177,739
	F5 Networks, Inc. (a)	4,320	285,941
	Ixia (a)	19,647	179,770
Communications Equipment Total			643,450
Computers & Peripherals – 0.2%
	Emulex Corp. (a)	3,960	74,448
Computers & Peripherals Total			74,448
Electronic Equipment & Instruments – 1.2%
	FLIR Systems, Inc. (a)	10,290	328,663
	Sunpower Corp., Class A (a)	4,490	151,088
Electronic Equipment & Instruments Total			479,751
Internet Software & Services – 3.2%
	aQuantive, Inc. (a)	11,800	320,724
	Equinix, Inc. (a)	4,740	324,216
	Knot, Inc. (a)	4,860	116,494
	Liquidity Services, Inc. (a)	5,055	85,682
	RADVision Ltd. (a)	10,310	197,643
	WebEx Communications, Inc. (a)	5,070	194,942
Internet Software & Services Total			1,239,701
IT Services – 3.6%
	Acxiom Corp.	9,320	230,670
	Euronet Worldwide, Inc. (a)	16,064	477,422
	Global Payments, Inc.	5,108	223,271
	Heartland Payment Systems, Inc.	8,720	232,998
	TALX Corp.	9,510	231,283
IT Services Total			1,395,644
Semiconductors & Semiconductor Equipment – 5.0%
	Atheros Communications, Inc. (a)	16,773	364,477
	Cymer, Inc. (a)	2,280	105,632
	FormFactor, Inc. (a)	8,160	311,549
	Hittite Microwave Corp. (a)	6,420	220,142
	Netlogic Microsystems, Inc. (a)	11,740	232,804
	SiRf Technology Holdings, Inc. (a)	7,813	219,702

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Techwell, Inc. (a)	4,345	65,653
	Tessera Technologies, Inc. (a)	6,849	239,099
	Varian Semiconductor Equipment Associates, Inc. (a)	5,160	188,288
Semiconductors & Semiconductor Equipment Total			1,947,346
Software – 6.7%
	Activision, Inc. (a)	5,240	80,801
	Hyperion Solutions Corp. (a)	6,673	249,570
	Informatica Corp. (a)	22,050	273,200
	Micros Systems, Inc. (a)	5,249	260,770
	Nuance Communications, Inc. (a)	28,106	324,343
	Quest Software, Inc. (a)	14,860	218,888
	THQ, Inc. (a)	5,000	150,350
	Transaction Systems Architects, Inc. (a)	11,575	390,193
	Ultimate Software Group, Inc. (a)	16,760	414,643
	Verint Systems, Inc. (a)	6,860	224,596
Software Total			2,587,354
INFORMATION TECHNOLOGY TOTAL			8,367,694
MATERIALS – 1.6%
Metals & Mining – 1.6%
	Century Aluminum Co. (a)	4,313	167,862
	Universal Stainless & Alloy (a)	6,290	191,153
	Zinifex Ltd.	20,510	243,583
Metals & Mining Total			602,598
MATERIALS TOTAL			602,598
TELECOMMUNICATION SERVICES – 2.2%
Wireless Telecommunication Services – 2.2%
	Dobson Communications Corp., Class A (a)	30,260	234,818
	Millicom International Cellular SA (a)	3,700	184,556
	SBA Communications Corp., Class A (a)	15,620	417,210
Wireless Telecommunication Services Total			836,584
TELECOMMUNICATION SERVICES TOTAL			836,584

	Total Common Stocks (cost of $30,886,511)		36,672,850
Investment Companies – 1.8%
	Biotech HOLDRs Trust	1,170	224,336
	iShares Nasdaq Biotechnology Index Fund (a)	2,990	238,303

7

		Shares	Value ($)
Investment Companies – (continued)
	streetTRACKS SPDR Biotech ETF (a)	4,852	245,996

	Total Investment Companies (cost of $642,550)		708,635

		Par ($)
Short-Term Obligation – 4.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/06, due 11/01/06 at 5.200%, collateralized by a U.S. Treasury Note maturing 02/15/16, market value of $1,580,114 (repurchase proceeds $1,543,223)	1,543,000	1,543,000

	Total Short-Term Obligation (cost of $1,543,000)		1,543,000

8

Total Investments – 100.2% (cost of $33,072,061)(b)(c)	38,924,485

Other Assets & Liabilities, Net – (0.2)%	(67,811)

Net Assets – 100.0%	38,856,674

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $33,072,061.

(c)	Unrealized appreciation and depreciation at October 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$6,604,356	$(751,932)	$5,852,424

Acronym	Name

ADR	American Depositary Receipt
SPA	Standby-Purchase Agreement

9

INVESTMENT PORTFOLIO

October 31, 2006 (Unaudited)	CMG Small Cap Value Fund

		Shares	Value ($)*
Common Stocks – 99.6%
CONSUMER DISCRETIONARY – 10.0%
Auto Components – 1.2%
	American Axle & Manufacturing Holdings, Inc.	4,160	78,000
	BorgWarner, Inc.	2,780	159,850
	Modine Manufacturing Co.	4,310	102,621
Auto Components Total			340,471
Distributors – 0.3%
	Building Materials Holding Corp.	3,630	94,598
Distributors Total			94,598
Hotels, Restaurants & Leisure – 2.0%
	Bob Evans Farms, Inc.	3,290	111,564
	Jack in the Box, Inc. (a)	672	37,706
	Landry’s Restaurants, Inc.	4,570	133,901
	Multimedia Games, Inc. (a)	5,846	54,894
	Scientific Games Corp., Class A (a)	5,170	144,915
	Vail Resorts, Inc. (a)	2,780	107,447
Hotels, Restaurants & Leisure Total			590,427
Household Durables – 1.9%
	American Greetings Corp., Class A	10,020	239,578
	CSS Industries, Inc.	2,880	90,461
	Furniture Brands International, Inc.	5,100	94,860
	Kimball International, Inc., Class B	6,160	153,076
Household Durables Total			577,975
Media – 0.3%
	4Kids Entertainment, Inc. (a)	5,460	99,208
	Scholastic Corp. (a)	48	1,508
Media Total			100,716
Specialty Retail – 2.6%
	Borders Group, Inc.	4,450	91,626
	GameStop Corp., Class A (a)	2,990	152,669
	Monro Muffler, Inc.	4,690	177,892
	Payless Shoesource, Inc. (a)	3,620	96,835
	Rent-A-Center, Inc. (a)	5,250	150,990
	Zale Corp. (a)	3,810	109,880
Specialty Retail Total			779,892
Textiles, Apparel & Luxury Goods – 1.7%
	Delta Apparel, Inc.	3,470	64,195
	Hampshire Group Ltd. (a)	6,350	86,296
	Hartmarx Corp. (a)	11,779	83,749

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Stride Rite Corp.	5,650	83,338
	Wolverine World Wide, Inc.	6,650	188,594
Textiles, Apparel & Luxury Goods Total			506,172
CONSUMER DISCRETIONARY TOTAL			2,990,251
CONSUMER STAPLES – 3.0%
Food & Staples Retailing – 1.0%
	BJ’s Wholesale Club, Inc. (a)	2,480	71,052
	Weis Markets, Inc.	5,530	224,518
Food & Staples Retailing Total			295,570
Food Products – 2.0%
	Flowers Foods, Inc.	3,409	92,623
	J&J Snack Foods Corp.	3,060	102,235
	Lancaster Colony Corp.	2,660	107,863
	Lance, Inc.	4,460	87,059
	Maui Land & Pineapple Co., Inc. (a)	2,730	83,674
	Ralcorp Holdings, Inc. (a)	2,680	132,526
Food Products Total			605,980
CONSUMER STAPLES TOTAL			901,550
ENERGY – 5.7%
Energy Equipment & Services – 2.5%
	Complete Production Services, Inc. (a)	2,573	49,633
	Grey Wolf, Inc. (a)	17,280	120,960
	Lone Star Technologies, Inc. (a)	1,810	87,387
	Lufkin Industries, Inc.	3,977	239,972
	Oil States International, Inc. (a)	2,140	62,146
	Superior Well Services, Inc. (a)	1,290	31,141
	Trico Marine Services, Inc. (a)	4,293	146,391
Energy Equipment & Services Total			737,630
Oil, Gas & Consumable Fuels – 3.2%
	Alpha Natural Resources, Inc. (a)	4,100	65,231
	Bois d’Arc Energy, Inc. (a)	4,098	65,896
	Comstock Resources, Inc. (a)	1,810	50,499
	Harvest Natural Resources, Inc. (a)	8,040	89,324
	Houston Exploration Co. (a)	1,340	72,574
	Nordic American Tanker Shipping	3,433	118,610
	Peabody Energy Corp.	2,460	103,246
	Range Resources Corp.	6,540	177,561
	Stone Energy Corp. (a)	2,380	92,749

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Swift Energy Co. (a)	1,650	77,088
	Western Refining, Inc.	2,550	60,078
Oil, Gas & Consumable Fuels Total			972,856
ENERGY TOTAL			1,710,486
FINANCIALS – 29.7%
Capital Markets – 0.9%
	Piper Jaffray Co., Inc. (a)	2,620	181,173
	Thomas Weisel Partners Group, Inc. (a)	4,636	74,222
Capital Markets Total			255,395
Commercial Banks – 11.9%
	BancFirst Corp.	2,110	104,973
	BancTrust Financial Group, Inc.	3,992	97,844
	Bank of Granite Corp.	7,193	134,859
	Bryn Mawr Bank Corp.	4,696	105,096
	Capitol Bancorp Ltd.	4,956	232,536
	Central Pacific Financial Corp.	2,900	106,691
	Chemical Financial Corp.	5,215	155,981
	Chittenden Corp.	5,160	152,168
	Citizens Banking Corp.	5,680	147,510
	City Holding Co.	2,870	112,504
	Columbia Banking System, Inc.	3,630	114,998
	Community Trust Bancorp, Inc.	4,196	161,042
	First Citizens BancShares, Inc., Class A	440	82,632
	First Financial Bankshares, Inc.	2,922	117,085
	First Financial Corp.	3,820	131,446
	Mass Financial Corp., Class A (a)	13,010	22,768
	Merchants Bancshares, Inc.	3,920	93,139
	Mid-State Bancshares	6,340	190,137
	Northrim BanCorp, Inc.	4,024	108,125
	S&T Bancorp, Inc.	3,550	120,168
	Sandy Spring Bancorp, Inc.	2,450	89,817
	Sterling Bancorp-NY	4,980	97,010
	Susquehanna Bancshares, Inc.	5,760	143,942
	Taylor Capital Group, Inc.	3,900	135,915
	Trico Bancshares	5,172	134,472
	Trustmark Corp.	2,950	93,397
	UMB Financial Corp.	5,270	188,982
	Whitney Holding Corp.	5,540	180,936
Commercial Banks Total			3,556,173

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – 1.7%
	Advance America Cash Advance Centers, Inc.	14,000	209,860
	Cash America International, Inc.	7,550	312,042
Consumer Finance Total			521,902
Diversified Financial Services – 0.4%
	Medallion Financial Corp.	9,800	117,110
Diversified Financial Services Total			117,110
Insurance – 7.3%
	American Physicians Capital, Inc. (a)	2,910	159,206
	Argonaut Group, Inc. (a)	2,900	98,629
	Baldwin & Lyons, Inc., Class B	3,971	102,730
	CNA Surety Corp. (a)	7,570	153,974
	Commerce Group, Inc.	5,420	160,432
	Delphi Financial Group, Inc., Class A	5,510	216,267
	Harleysville Group, Inc.	3,035	109,503
	Horace Mann Educators Corp.	7,330	147,626
	KMG America Corp. (a)	11,831	89,916
	National Western Life Insurance Co., Class A (a)	394	94,501
	Navigators Group, Inc. (a)	5,254	247,306
	Phoenix Companies, Inc.	11,220	177,725
	ProCentury Corp.	9,581	142,278
	RLI Corp.	2,702	146,475
	United America Indemnity Ltd., Class A (a)	6,520	149,699
Insurance Total			2,196,267
Real Estate Investment Trusts (REITs) – 6.7%
	Cousins Properties, Inc.	2,570	91,929
	Crescent Real Estate Equities Co.	5,950	129,710
	Entertainment Properties Trust	2,200	121,000
	Equity One, Inc.	6,210	155,995
	Franklin Street Properties Corp.	7,526	154,659
	Getty Realty Corp.	4,270	136,640
	Healthcare Realty Trust, Inc.	4,640	187,920
	Highland Hospitality Corp.	8,390	115,950
	Lexington Corporate Properties Trust	6,370	135,681
	Mid-America Apartment Communities, Inc.	1,320	84,018
	National Health Investors, Inc.	1,000	32,140
	Potlatch Corp.	3,500	142,100

4

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
	Strategic Hotels & Resorts, Inc.	7,440	158,249
	Sun Communities, Inc.	3,100	108,469
	Universal Health Realty Income Trust	3,160	122,955
	Urstadt Biddle Properties, Inc., Class A	6,130	117,267
Real Estate Investment Trusts (REITs) Total			1,994,682
Thrifts & Mortgage Finance – 0.8%
	Corus Bankshares, Inc.	6,762	138,824
	TrustCo Bank Corp. NY	8,040	88,842
Thrifts & Mortgage Finance Total			227,666
FINANCIALS TOTAL			8,869,195
HEALTH CARE – 8.9%
Health Care Equipment & Supplies – 2.5%
	Analogic Corp.	1,640	91,528
	DJO, Inc. (a)	2,130	85,690
	Greatbatch, Inc. (a)	3,080	69,269
	Haemonetics Corp. (a)	3,320	151,392
	STERIS Corp.	7,830	190,817
	Viasys Healthcare, Inc. (a)	2,680	76,782
	Vital Signs, Inc.	1,300	73,268
Health Care Equipment & Supplies Total			738,746
Health Care Providers & Services – 4.8%
	Cross Country Healthcare, Inc. (a)	7,200	139,392
	Genesis HealthCare Corp. (a)	3,670	177,738
	Gentiva Health Services, Inc. (a)	7,530	139,682
	Hooper Holmes, Inc. (a)	12,300	44,280
	Kindred Healthcare, Inc. (a)	6,650	179,550
	Owens & Minor, Inc.	3,620	114,066
	Pediatrix Medical Group, Inc. (a)	6,060	272,276
	RehabCare Group, Inc. (a)	3,170	40,766
	Res-Care, Inc. (a)	6,630	128,224
	Symbion, Inc. (a)	4,270	70,882
	U.S. Physical Therapy, Inc. (a)	4,410	53,141
	United Surgical Partners International, Inc. (a)	3,320	82,402
Health Care Providers & Services Total			1,442,399
Life Sciences Tools & Services – 1.3%
	Bio-Rad Laboratories, Inc., Class A (a)	1,980	145,372
	PAREXEL International Corp. (a)	6,060	179,376
	Varian, Inc. (a)	1,600	75,024
Life Sciences Tools & Services Total			399,772

5

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 0.3%
	Alpharma, Inc., Class A	3,730	82,321
Pharmaceuticals Total			82,321
HEALTH CARE TOTAL			2,663,238
INDUSTRIALS – 17.2%
Aerospace & Defense – 2.5%
	AAR Corp. (a)	6,885	179,286
	Esterline Technologies Corp. (a)	4,770	179,829
	Moog, Inc., Class A (a)	2,340	87,282
	Precision Castparts Corp.	4,520	307,631
Aerospace & Defense Total			754,028
Airlines – 1.1%
	JetBlue Airways Corp. (a)	8,855	111,219
	Republic Airways Holdings, Inc. (a)	4,870	87,027
	Skywest, Inc.	5,160	137,565
Airlines Total			335,811
Building Products – 1.4%
	Goodman Global, Inc. (a)	4,434	71,254
	Lennox International, Inc.	3,180	85,733
	NCI Building Systems, Inc. (a)	4,320	258,552
Building Products Total			415,539
Commercial Services & Supplies – 3.6%
	ABM Industries, Inc.	3,810	75,667
	Casella Waste Systems, Inc., Class A (a)	7,260	82,328
	CBIZ, Inc. (a)	6,592	46,408
	Consolidated Graphics, Inc. (a)	4,190	260,492
	Healthcare Services Group, Inc.	6,049	164,412
	IKON Office Solutions, Inc.	5,680	84,689
	Korn/Ferry International (a)	4,970	109,887
	TeleTech Holdings, Inc. (a)	7,855	152,465
	United Stationers, Inc. (a)	2,350	112,212
Commercial Services & Supplies Total			1,088,560
Construction & Engineering – 2.0%
	EMCOR Group, Inc. (a)	3,180	188,097
	KHD Humboldt Wedag International Ltd. (a)	9,240	328,759
	Washington Group International, Inc.	1,530	86,629
Construction & Engineering Total			603,485

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 2.0%
	Belden CDT, Inc.	3,130	113,306
	Genlyte Group, Inc. (a)	3,670	283,544
	Woodward Governor Co.	5,460	194,977
Electrical Equipment Total			591,827
Machinery – 1.8%
	EnPro Industries, Inc. (a)	5,260	168,320
	Harsco Corp.	3,670	299,582
	Kadant, Inc. (a)	2,343	63,964
Machinery Total			531,866
Road & Rail – 1.4%
	Dollar Thrifty Automotive Group, Inc. (a)	1,590	63,854
	Ryder System, Inc.	2,180	114,777
	Swift Transportation Co., Inc. (a)	2,090	52,564
	Werner Enterprises, Inc.	10,300	189,005
Road & Rail Total			420,200
Trading Companies & Distributors – 1.0%
	Kaman Corp.	4,620	94,202
	Watsco, Inc.	3,890	193,722
Trading Companies & Distributors Total			287,924
Transportation Infrastructure – 0.4%
	Interpool, Inc.	4,363	104,363
Transportation Infrastructure Total			104,363
INDUSTRIALS TOTAL			5,133,603
INFORMATION TECHNOLOGY – 14.5%
Communications Equipment – 1.8%
	Anaren, Inc. (a)	8,530	171,538
	Black Box Corp.	1,981	88,333
	Dycom Industries, Inc. (a)	6,200	144,522
	Polycom, Inc. (a)	3,150	86,310
	Tollgrade Communications, Inc. (a)	5,260	43,185
Communications Equipment Total			533,888
Computers & Peripherals – 1.2%
	Electronics for Imaging, Inc. (a)	5,950	140,658
	Emulex Corp. (a)	5,650	106,220
	Imation Corp.	1,930	88,336
	Mobility Electronics, Inc. (a)	8,475	24,408
Computers & Peripherals Total			359,622
Electronic Equipment & Instruments – 3.4%
	Agilysys, Inc.	4,070	60,358
	Anixter International, Inc. (a)	2,730	163,145

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
	Benchmark Electronics, Inc. (a)	6,160	163,548
	Brightpoint, Inc. (a)	12,906	156,162
	Coherent, Inc. (a)	2,612	84,185
	MTS Systems Corp.	3,670	122,174
	NAM TAI Electronics, Inc.	7,140	111,313
	Vishay Intertechnology, Inc. (a)	10,920	147,311
Electronic Equipment & Instruments Total			1,008,196
Internet Software & Services – 0.2%
	Digitas, Inc. (a)	4,090	43,190
	Keynote Systems, Inc. (a)	2,371	25,631
Internet Software & Services Total			68,821
IT Services – 1.5%
	Acxiom Corp.	1,902	47,075
	CSG Systems International, Inc. (a)	1,888	50,938
	MAXIMUS, Inc.	2,190	61,123
	MPS Group, Inc. (a)	18,060	275,415
IT Services Total			434,551
Semiconductors & Semiconductor Equipment – 4.2%
	Actel Corp. (a)	5,708	93,554
	Advanced Energy Industries, Inc. (a)	4,970	78,128
	Asyst Technologies, Inc. (a)	12,973	96,389
	ATMI, Inc. (a)	3,330	105,528
	Brooks Automation, Inc. (a)	4,154	58,987
	Cabot Microelectronics Corp. (a)	2,130	60,812
	Cymer, Inc. (a)	2,070	95,903
	Exar Corp. (a)	6,260	81,192
	Fairchild Semiconductor International, Inc. (a)	7,180	115,670
	MEMC Electronic Materials, Inc. (a)	3,140	111,470
	Standard Microsystems Corp. (a)	5,560	171,415
	Varian Semiconductor Equipment Associates, Inc. (a)	3,250	118,593
	Veeco Instruments, Inc. (a)	4,160	77,750
Semiconductors & Semiconductor Equipment Total			1,265,391
Software – 2.2%
	Captaris, Inc. (a)	12,810	75,451
	Lawson Software, Inc. (a)	15,190	115,748
	MSC.Software Corp. (a)	8,140	109,483

8

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Sybase, Inc. (a)	5,260	128,081
	Synchronoss Technologies, Inc. (a)	7,476	75,283
	Transaction Systems Architects, Inc. (a)	4,360	146,975
Software Total			651,021
INFORMATION TECHNOLOGY TOTAL			4,321,490
MATERIALS – 6.4%
Chemicals – 1.6%
	H.B. Fuller Co.	8,640	214,185
	Minerals Technologies, Inc.	2,380	131,281
	Sensient Technologies Corp.	5,920	136,456
Chemicals Total			481,922
Construction Materials – 0.7%
	Eagle Materials, Inc.	5,400	198,180
Construction Materials Total			198,180
Containers & Packaging – 1.6%
	AptarGroup, Inc.	2,780	152,650
	Greif, Inc., Class A	3,670	343,916
Containers & Packaging Total			496,566
Metals & Mining – 1.7%
	Carpenter Technology Corp.	1,530	163,695
	Metal Management, Inc.	2,480	68,150
	RTI International Metals, Inc. (a)	2,680	164,338
	Worthington Industries, Inc.	6,040	104,371
Metals & Mining Total			500,554
Paper & Forest Products – 0.8%
	Glatfelter Co.	8,580	125,611
	Mercer International, Inc. (a)	11,110	107,767
Paper & Forest Products Total			233,378
MATERIALS TOTAL			1,910,600
TELECOMMUNICATION SERVICES – 0.4%
Diversified Telecommunication Services – 0.4%
	North Pittsburgh Systems, Inc.	3,870	102,013
Diversified Telecommunication Services Total			102,013
TELECOMMUNICATION SERVICES TOTAL			102,013
UTILITIES – 3.8%
Electric Utilities – 2.2%
	ALLETE, Inc.	2,280	102,828
	El Paso Electric Co. (a)	6,160	143,898
	Maine & Maritimes Corp. (a)	1,190	19,278

9

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	MGE Energy, Inc.	3,190	109,098
	Otter Tail Corp.	4,160	124,550
	Puget Energy, Inc.	5,930	141,609
Electric Utilities Total			641,261
Gas Utilities – 0.9%
	Northwest Natural Gas Co.	3,080	127,420
	WGL Holdings, Inc.	4,450	144,402
Gas Utilities Total			271,822
Multi-Utilities – 0.7%
	CH Energy Group, Inc.	4,270	222,125
Multi-Utilities Total			222,125
UTILITIES TOTAL			1,135,208

	Total Common Stocks (cost of $20,298,173)		29,737,634

		Par ($)
Short-Term Obligation – 0.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/06, due 11/01/06 at 5.200%, collateralized by a U.S. Treasury Bond maturing 05/15/21, market value of $130,949 (repurchase proceeds $127,018)	127,000	127,000

	Total Short-Term Obligation (cost of $127,000)		127,000

10

Total Investments – 100.0% (cost of $20,425,173)(b)(c)		29,864,634

Other Assets & Liabilities, Net – 0.0%		1,329

Net Assets – 100.0%		29,865,963

Notes to Investment Portfolio:

*		Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)		Non-income producing security.

(b)		Cost for federal income tax purposes is $20,425,173.

(c)		Unrealized appreciation and depreciation at October 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,866,022	$(426,561)	$9,439,461

11

INVESTMENT PORTFOLIO

October 31, 2006 (Unaudited)	CMG Small/Mid Cap Fund

		Shares	Value ($)*
Common Stocks – 95.9%
CONSUMER DISCRETIONARY – 15.6%
Automobiles – 0.5%
	Piaggio & C SpA (a)	12,030	48,769
Automobiles Total			48,769
Diversified Consumer Services – 1.1%
	ITT Educational Services, Inc. (a)	400	27,580
	Sotheby’s	1,030	39,140
	Strayer Education, Inc.	330	37,330
Diversified Consumer Services Total			104,050
Hotels, Restaurants & Leisure – 2.8%
	Brinker International, Inc.	620	28,787
	Hilton Hotels Corp.	2,790	80,687
	Pinnacle Entertainment, Inc. (a)	1,970	59,612
	Red Robin Gourmet Burgers, Inc. (a)	1,050	50,652
	Scientific Games Corp., Class A (a)	1,550	43,446
Hotels, Restaurants & Leisure Total			263,184
Household Durables – 1.2%
	D.R. Horton, Inc.	1,860	43,580
	NVR, Inc. (a)	45	25,267
	Pulte Homes, Inc.	1,420	44,006
Household Durables Total			112,853
Internet & Catalog Retail – 0.4%
	Nutri/System, Inc. (a)	550	33,924
Internet & Catalog Retail Total			33,924
Leisure Equipment & Products – 0.6%
	Pool Corp.	1,340	54,913
Leisure Equipment & Products Total			54,913
Media – 1.1%
	Getty Images, Inc. (a)	520	22,521
	Grupo Televisa SA, ADR	3,130	77,249
Media Total			99,770
Specialty Retail – 3.8%
	Christopher & Banks Corp.	2,510	67,745
	GameStop Corp., Class A (a)	2,380	121,522
	Hibbett Sporting Goods, Inc. (a)	2,600	76,024
	Tween Brands, Inc. (a)	2,190	91,586
Specialty Retail Total			356,877
Textiles, Apparel & Luxury Goods – 4.1%
	Carter’s, Inc. (a)	2,970	83,843
	Coach, Inc. (a)	2,370	93,947
	Phillips-Van Heusen Corp.	1,970	90,147

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Quiksilver, Inc. (a)	5,700	79,515
	Timberland Co., Class A (a)	1,260	36,351
Textiles, Apparel & Luxury Goods Total			383,803
CONSUMER DISCRETIONARY TOTAL			1,458,143
CONSUMER STAPLES – 4.8%
Food & Staples Retailing – 0.3%
	Pantry, Inc. (a)	590	32,202
Food & Staples Retailing Total			32,202
Food Products – 2.0%
	Campbell Soup Co.	1,470	54,949
	Dean Foods Co. (a)	1,320	55,295
	Hershey Co.	610	32,275
	McCormick & Co., Inc.	1,290	48,246
Food Products Total			190,765
Household Products – 0.9%
	Central Garden & Pet Co. (a)	1,710	85,449
Household Products Total			85,449
Personal Products – 1.2%
	Estee Lauder Companies, Inc., Class A	670	27,061
	USANA Health Sciences, Inc. (a)	1,850	83,102
Personal Products Total			110,163
Tobacco – 0.4%
	UST, Inc.	640	34,278
Tobacco Total			34,278
CONSUMER STAPLES TOTAL			452,857
ENERGY – 6.8%
Energy Equipment & Services – 2.4%
	Atwood Oceanics, Inc. (a)	1,440	66,528
	BJ Services Co.	1,800	54,288
	FMC Technologies, Inc. (a)	1,010	61,055
	Oil States International, Inc. (a)	1,360	39,494
Energy Equipment & Services Total			221,365
Oil, Gas & Consumable Fuels – 4.4%
	Denbury Resources, Inc. (a)	3,130	89,956
	Helix Energy Solutions Group, Inc. (a)	2,010	64,923
	Quicksilver Resources, Inc. (a)	2,030	69,588
	Range Resources Corp.	3,580	97,197

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Southwestern Energy Co. (a)	2,510	89,306
Oil, Gas & Consumable Fuels Total			410,970
ENERGY TOTAL			632,335
FINANCIALS – 8.3%
Capital Markets – 2.8%
	Affiliated Managers Group, Inc. (a)	1,270	127,178
	Greenhill & Co., Inc.	533	36,212
	Lazard Ltd., Class A	2,200	93,280
Capital Markets Total			256,670
Commercial Banks – 1.7%
	City National Corp.	350	23,296
	Signature Bank (a)	2,190	66,423
	Zions Bancorporation	910	73,164
Commercial Banks Total			162,883
Insurance – 2.4%
	Ambac Financial Group, Inc.	1,100	91,839
	Hanover Insurance Group, Inc.	810	36,733
	ProAssurance Corp. (a)	2,010	97,887
Insurance Total			226,459
Real Estate Investment Trusts (REITs) – 1.4%
	Alexandria Real Estate Equities, Inc.	420	41,874
	General Growth Properties, Inc.	800	41,520
	Washington Real Estate Investment Trust	1,020	42,993
Real Estate Investment Trusts (REITs) Total			126,387
FINANCIALS TOTAL			772,399
HEALTH CARE – 20.0%
Biotechnology – 2.4%
	Alkermes, Inc. (a)	1,140	19,152
	BioMarin Pharmaceuticals, Inc. (a)	870	13,946
	Cephalon, Inc. (a)	540	37,897
	Digene Corp. (a)	780	36,215
	Human Genome Sciences, Inc. (a)	750	10,012
	ImClone Systems, Inc. (a)	310	9,700
	Medarex, Inc. (a)	730	9,432
	Millennium Pharmaceuticals, Inc. (a)	1,140	13,338
	OSI Pharmaceuticals, Inc. (a)	370	14,164
	PDL BioPharma, Inc. (a)	1,260	26,624
	Vertex Pharmaceuticals, Inc. (a)	820	33,292
Biotechnology Total			223,772

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – 4.8%
	Beckman Coulter, Inc.	510	29,361
	Bespak PLC	5,710	64,275
	Gen-Probe, Inc. (a)	790	37,817
	Haemonetics Corp. (a)	1,488	67,853
	IDEXX Laboratories, Inc. (a)	250	20,803
	Intuitive Surgical, Inc. (a)	290	28,762
	Mentor Corp.	770	36,036
	ResMed, Inc. (a)	2,298	101,089
	Varian Medical Systems, Inc. (a)	1,126	61,772
Health Care Equipment & Supplies Total			447,768
Health Care Providers & Services – 5.6%
	DaVita, Inc. (a)	1,247	69,371
	HealthExtras, Inc. (a)	5,315	122,404
	Healthways, Inc. (a)	890	37,692
	Henry Schein, Inc. (a)	690	34,286
	Laboratory Corp. of America Holdings (a)	970	66,435
	Lincare Holdings, Inc. (a)	1,040	34,902
	Patterson Companies, Inc. (a)	1,110	36,464
	Psychiatric Solutions, Inc. (a)	1,680	55,776
	WellCare Health Plans, Inc. (a)	1,217	71,499
Health Care Providers & Services Total			528,829
Health Care Technology – 1.2%
	Allscripts Healthcare Solutions, Inc. (a)	4,795	113,114
Health Care Technology Total			113,114
Life Sciences Tools & Services – 3.5%
	ICON PLC, ADR (a)	4,736	169,927
	Invitrogen Corp. (a)	690	40,027
	Nektar Therapeutics (a)	3,300	47,619
	Thermo Fisher Scientific, Inc. (a)	1,600	68,592
Life Sciences Tools & Services Total			326,165
Pharmaceuticals – 2.5%
	Allergan, Inc.	680	78,540
	Medicis Pharmaceutical Corp., Class A	2,210	77,438
	Penwest Pharmaceuticals Co. (a)	1,530	27,112

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Salix Pharmaceuticals Ltd. (a)	3,890	51,854
Pharmaceuticals Total			234,944
HEALTH CARE TOTAL			1,874,592
INDUSTRIALS – 13.9%
Aerospace & Defense – 2.4%
	Armor Holdings, Inc. (a)	670	34,478
	BE Aerospace, Inc. (a)	2,220	56,122
	Ceradyne, Inc. (a)	880	36,300
	Hexcel Corp. (a)	2,540	41,123
	Rockwell Collins, Inc.	990	57,499
Aerospace & Defense Total			225,522
Air Freight & Logistics – 0.4%
	UTI Worldwide, Inc.	1,290	33,347
Air Freight & Logistics Total			33,347
Commercial Services & Supplies – 5.6%
	Corporate Executive Board Co.	810	72,754
	Global Cash Access, Inc. (a)	2,871	45,792
	Huron Consulting Group, Inc. (a)	3,775	150,849
	Kenexa Corp. (a)	2,812	90,350
	Resources Connection, Inc. (a)	3,960	114,602
	Robert Half International, Inc.	1,390	50,805
Commercial Services & Supplies Total			525,152
Electrical Equipment – 1.3%
	General Cable Corp. (a)	2,650	99,640
	Roper Industries, Inc.	510	24,403
Electrical Equipment Total			124,043
Machinery – 2.9%
	ESCO Technologies, Inc. (a)	1,190	51,670
	JLG Industries, Inc.	2,000	55,300
	Terex Corp. (a)	1,590	82,298
	Wabtec Corp.	2,630	82,556
Machinery Total			271,824
Marine – 0.5%
	American Commercial Lines, Inc. (a)	710	45,547
Marine Total			45,547

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.8%
	Landstar System, Inc.	1,660	77,090
Road & Rail Total			77,090
INDUSTRIALS TOTAL			1,302,525
INFORMATION TECHNOLOGY – 18.8%
Communications Equipment – 1.7%
	F5 Networks, Inc. (a)	1,040	68,838
	Harris Corp.	980	41,748
	Ixia (a)	5,707	52,219
Communications Equipment Total			162,805
Computers & Peripherals – 0.4%
	QLogic Corp. (a)	1,870	38,485
Computers & Peripherals Total			38,485
Electronic Equipment & Instruments – 1.7%
	Amphenol Corp., Class A	370	25,123
	Mettler-Toledo International, Inc. (a)	570	39,131
	Sunpower Corp., Class A (a)	1,290	43,408
	Trimble Navigation Ltd. (a)	1,070	49,455
Electronic Equipment & Instruments Total			157,117
Internet Software & Services – 2.3%
	Akamai Technologies, Inc. (a)	510	23,898
	aQuantive, Inc. (a)	3,060	83,171
	Digital River, Inc. (a)	940	54,379
	Equinix, Inc. (a)	830	56,772
Internet Software & Services Total			218,220
IT Services – 3.7%
	Alliance Data Systems Corp. (a)	1,660	100,795
	Cognizant Technology Solutions Corp., Class A (a)	1,040	78,291
	Euronet Worldwide, Inc. (a)	3,815	113,382
	Global Payments, Inc.	1,250	54,638
IT Services Total			347,106
Semiconductors & Semiconductor Equipment – 4.3%
	Atheros Communications, Inc. (a)	2,207	47,958
	FormFactor, Inc. (a)	1,990	75,978
	Hittite Microwave Corp. (a)	1,275	43,720
	Marvell Technology Group Ltd. (a)	2,142	39,156
	MEMC Electronic Materials, Inc. (a)	1,360	48,280
	Netlogic Microsystems, Inc. (a)	1,835	36,388

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Qimonda AG, ADR (a)	4,440	61,938
	SiRf Technology Holdings, Inc. (a)	1,750	49,210
Semiconductors & Semiconductor Equipment Total			402,628
Software – 4.7%
	Activision, Inc. (a)	2,550	39,321
	Amdocs Ltd. (a)	2,180	84,497
	BMC Software, Inc. (a)	1,380	41,828
	Informatica Corp. (a)	6,220	77,066
	Nuance Communications, Inc. (a)	3,231	37,286
	Quest Software, Inc. (a)	2,850	41,980
	Red Hat, Inc. (a)	740	12,121
	Transaction Systems Architects, Inc. (a)	1,470	49,554
	Verint Systems, Inc. (a)	1,660	54,348
Software Total			438,001
INFORMATION TECHNOLOGY TOTAL			1,764,362
MATERIALS – 4.2%
Chemicals – 1.2%
	Potash Corp. of Saskatchewan, Inc.	860	107,414
Chemicals Total			107,414
Construction Materials – 0.5%
	Martin Marietta Materials, Inc.	510	44,880
Construction Materials Total			44,880
Metals & Mining – 2.5%
	Allegheny Technologies, Inc.	640	50,387
	Freeport-McMoRan Copper & Gold, Inc., Class B	880	53,222
	Phelps Dodge Corp.	730	73,277
	Zinifex Ltd.	5,090	60,451
Metals & Mining Total			237,337
MATERIALS TOTAL			389,631
TELECOMMUNICATION SERVICES – 3.5%
Wireless Telecommunication Services – 3.5%
	American Tower Corp., Class A (a)	1,739	62,639
	Crown Castle International Corp. (a)	1,800	60,570
	Millicom International Cellular SA (a)	1,830	91,280

7

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	NII Holdings, Inc. (a)	1,730	112,502
Wireless Telecommunication Services Total			326,991
TELECOMMUNICATION SERVICES TOTAL			326,991

	Total Common Stocks (cost of $7,204,715)		8,973,835
Investment Company – 1.0%
	streetTRACKS SPDR Biotech ETF	1,871	94,860

	Total Investment Companies (cost of $87,659)		94,860

		Par ($)
Short-Term Obligation – 2.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/06, due 11/01/06 at 5.200%, collateralized by a U.S. Treasury Bond maturing 02/15/16, market value of $272,433 (repurchase proceeds $267,039).	267,000	267,000

	Total Short-Term Obligation (cost of $267,000)		267,000

8

Total Investments – 99.7% (cost of $7,559,374)(b)(c)	9,335,695

Other Assets & Liabilities, Net – 0.3%	25,882

Net Assets – 100.0%	9,361,577

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $7,559,374.

(c)	Unrealized appreciation and depreciation at October 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,925,575	$(149,254)	$1,776,321

Acronym	Name
ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO

October 31, 2006 (Unaudited)	CMG Strategic Equity Fund

		Shares	Value ($)*
Common Stocks – 95.0%
CONSUMER DISCRETIONARY – 8.8%
Auto Components – 0.4%
	Nokian Renkaat Oyj	22,640	433,252
Auto Components Total			433,252
Hotels, Restaurants & Leisure – 0.9%
	Starbucks Corp. (a)	11,520	434,880
	Yum! Brands, Inc.	8,480	504,221
Hotels, Restaurants & Leisure Total			939,101
Household Durables – 0.3%
	Desarrolladora Homex SA de CV, ADR (a)	5,690	249,791
Household Durables Total			249,791
Internet & Catalog Retail – 0.3%
	Expedia, Inc. (a)	17,710	287,788
Internet & Catalog Retail Total			287,788
Media – 2.8%
	Comcast Corp., Class A (a)	24,800	1,003,904
	Liberty Global, Inc., Class A (a)	11,980	314,355
	Lions Gate Entertainment Corp. (a)	19,810	200,675
	News Corp., Class A	23,888	498,065
	Reed Elsevier PLC, ADR	5,060	229,269
	Time Warner, Inc.	25,744	515,137
Media Total			2,761,405
Multiline Retail – 1.6%
	Federated Department Stores, Inc.	9,656	423,995
	Kohl’s Corp. (a)	9,200	649,520
	Stockmann Oyj Abp, Class B	5,380	225,685
	Target Corp.	4,280	253,290
Multiline Retail Total			1,552,490
Specialty Retail – 1.5%
	Bed Bath & Beyond, Inc. (a)	11,400	459,306
	Gap, Inc.	28,670	602,643
	TJX Companies, Inc.	13,480	390,246
Specialty Retail Total			1,452,195
Textiles, Apparel & Luxury Goods – 1.0%
	Carter’s, Inc. (a)	6,910	195,069

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	NIKE, Inc., Class B	9,210	846,215
Textiles, Apparel & Luxury Goods Total			1,041,284
CONSUMER DISCRETIONARY TOTAL			8,717,306
CONSUMER STAPLES – 9.8%
Beverages – 1.4%
	Coca-Cola Co.	30,960	1,446,451
Beverages Total			1,446,451
Food & Staples Retailing – 1.3%
	CVS Corp.	15,540	487,645
	Walgreen Co.	17,540	766,147
Food & Staples Retailing Total			1,253,792
Food Products – 4.1%
	ConAgra Foods, Inc.	22,000	575,300
	General Mills, Inc.	8,010	455,128
	Hershey Co.	13,650	722,222
	Nestle SA, Registered Shares	2,500	853,516
	Unilever NV, N.Y. Registered Shares	15,920	385,264
	Wm. Wrigley Jr. Co.	21,065	1,094,327
Food Products Total			4,085,757
Household Products – 2.5%
	Colgate-Palmolive Co.	10,480	670,406
	Procter & Gamble Co.	28,170	1,785,696
Household Products Total			2,456,102
Personal Products – 0.5%
	Avon Products, Inc.	16,420	499,332
Personal Products Total			499,332
CONSUMER STAPLES TOTAL			9,741,434
ENERGY – 9.2%
Energy Equipment & Services – 3.3%
	Cameron International Corp. (a)	6,350	318,135
	Dresser-Rand Group, Inc. (a)	17,390	377,189
	Nabors Industries Ltd. (a)	4,710	145,445
	National Oilwell Varco, Inc. (a)	5,540	334,616
	Noble Corp.	6,490	454,949
	Schlumberger Ltd.	15,090	951,877
	Smith International, Inc.	4,130	163,052
	Transocean, Inc. (a)	7,370	534,620
Energy Equipment & Services Total			3,279,883

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – 5.9%
	Cameco Corp.	5,600	196,728
	Chesapeake Energy Corp.	13,180	427,559
	Chevron Corp.	6,100	409,920
	ConocoPhillips	10,670	642,761
	Exxon Mobil Corp.	35,870	2,561,835
	Hess Corp.	10,330	437,992
	Newfield Exploration Co. (a)	11,350	462,967
	Peabody Energy Corp.	4,150	174,176
	Valero Energy Corp.	10,680	558,884
Oil, Gas & Consumable Fuels Total			5,872,822
ENERGY TOTAL			9,152,705
FINANCIALS – 20.9%
Capital Markets – 4.0%
	Ameriprise Financial, Inc.	9,250	476,375
	Bank of New York Co., Inc.	16,180	556,107
	Lazard Ltd., Class A	12,010	509,224
	Legg Mason, Inc.	3,340	300,667
	Merrill Lynch & Co., Inc.	8,240	720,341
	Morgan Stanley	6,380	487,623
	Nomura Holdings, Inc., ADR	30,770	542,167
	Waddell & Reed Financial, Inc., Class A	14,130	360,315
Capital Markets Total			3,952,819
Commercial Banks – 6.3%
	Allied Irish Banks PLC, ADR	6,380	348,603
	HSBC Holdings PLC, ADR	9,370	894,554
	ICICI Bank Ltd., ADR	10,870	382,080
	Mitsubishi UFJ Financial Group, Inc., ADR	51,840	660,960
	Mizuho Financial Group, Inc.	100	775,859
	Raiffeisen International Bank Holding AG	3,640	415,912
	SunTrust Banks, Inc.	6,790	536,342
	U.S. Bancorp	28,920	978,653
	Wachovia Corp.	23,850	1,323,675
Commercial Banks Total			6,316,638
Consumer Finance – 0.4%
	SLM Corp.	8,250	401,610
Consumer Finance Total			401,610
Diversified Financial Services – 5.0%
	Asset Acceptance Capital Corp. (a)	18,370	327,170

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
	CIT Group, Inc.	10,150	528,307
	Citigroup, Inc.	48,373	2,426,390
	JPMorgan Chase & Co.	34,696	1,645,978
Diversified Financial Services Total			4,927,845
Insurance – 4.7%
	ACE Ltd.	7,920	453,420
	American International Group, Inc.	18,194	1,222,091
	Axis Capital Holdings Ltd.	11,750	385,988
	Berkshire Hathaway, Inc., Class B (a)	210	738,150
	Hannover Rueckversicherung AG, Registered Shares	4,630	196,409
	MetLife, Inc.	8,590	490,747
	National Financial Partners Corp.	6,320	249,008
	Platinum Underwriters Holdings Ltd.	12,730	380,118
	Prudential Financial, Inc.	7,550	580,821
Insurance Total			4,696,752
Real Estate Investment Trusts (REITs) – 0.5%
	CapitalSource Inc.	19,520	541,485
Real Estate Investment Trusts (REITs) Total			541,485
FINANCIALS TOTAL			20,837,149
HEALTH CARE – 14.5%
Biotechnology – 2.3%
	Amgen, Inc. (a)	6,070	460,773
	Biogen Idec, Inc. (a)	5,420	257,992
	Genentech, Inc. (a)	5,200	433,160
	Genzyme Corp. (a)	4,580	309,196
	Gilead Sciences, Inc. (a)	5,030	346,567
	MedImmune, Inc. (a)	5,020	160,841
	PDL BioPharma, Inc. (a)	14,760	311,879
Biotechnology Total			2,280,408
Health Care Equipment & Supplies – 2.8%
	Align Technology, Inc. (a)	16,910	234,373
	Baxter International, Inc.	13,090	601,747
	Conceptus, Inc. (a)	7,580	150,236
	DENTSPLY International, Inc.	15,290	478,271
	Hospira, Inc. (a)	10,390	377,677
	Medtronic, Inc.	6,120	297,922
	Volcano Corp. (a)	5,681	90,157

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Zimmer Holdings, Inc. (a)	7,720	555,917
Health Care Equipment & Supplies Total			2,786,300
Health Care Providers & Services – 1.3%
	Cardinal Health, Inc.	6,190	405,136
	Community Health Systems, Inc. (a)	9,280	301,136
	Health Management Associates, Inc., Class A	18,650	367,405
	Omnicare, Inc.	7,030	266,296
Health Care Providers & Services Total			1,339,973
Health Care Technology – 0.2%
	IMS Health, Inc.	6,820	189,937
Health Care Technology Total			189,937
Life Sciences Tools & Services – 1.6%
	Affymetrix, Inc. (a)	7,280	185,640
	Applera Corp. - Applied Biosystems Group	13,070	487,511
	Nektar Therapeutics (a)	14,000	202,020
	Qiagen N.V. (a)	18,830	297,702
	Thermo Fisher Scientific, Inc. (a)	10,540	451,850
Life Sciences Tools & Services Total			1,624,723
Pharmaceuticals – 6.3%
	Abbott Laboratories	10,720	509,307
	AstraZeneca PLC, ADR	4,030	236,561
	Johnson & Johnson	28,560	1,924,944
	Mylan Laboratories, Inc.	6,760	138,580
	Novartis AG, ADR	24,400	1,481,812
	Novo-Nordisk A/S, Class B	5,140	387,825
	Pfizer, Inc.	59,460	1,584,609
Pharmaceuticals Total			6,263,638
HEALTH CARE TOTAL			14,484,979
INDUSTRIALS – 8.8%
Aerospace & Defense – 0.5%
	Goodrich Corp.	11,480	506,153
Aerospace & Defense Total			506,153
Air Freight & Logistics – 1.1%
	United Parcel Service, Inc., Class B	14,510	1,093,328
Air Freight & Logistics Total			1,093,328
Airlines – 0.4%
	Gol Linhas Aereas Inteligentes SA, ADR	12,170	379,096
Airlines Total			379,096

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Building Products – 0.4%
	Assa Abloy AB, Class B	19,970	383,821
Building Products Total			383,821
Industrial Conglomerates – 4.3%
	3M Co.	12,560	990,230
	General Electric Co.	79,880	2,804,587
	Siemens AG, ADR	5,290	475,095
Industrial Conglomerates Total			4,269,912
Machinery – 1.7%
	Deere & Co.	8,020	682,742
	Illinois Tool Works, Inc.	7,020	336,469
	Joy Global, Inc.	11,060	432,557
	Timken Co.	7,140	214,557
Machinery Total			1,666,325
Marine – 0.4%
	A.P. Moller - Maersk A/S	50	452,179
Marine Total			452,179
INDUSTRIALS TOTAL			8,750,814
INFORMATION TECHNOLOGY – 13.2%
Communications Equipment – 2.0%
	Cisco Systems, Inc. (a)	40,920	987,400
	Corning, Inc. (a)	22,810	466,008
	Nokia Oyj, ADR	24,940	495,807
Communications Equipment Total			1,949,215
Computers & Peripherals – 1.5%
	Hewlett-Packard Co.	19,710	763,565
	International Business Machines Corp.	8,350	770,956
Computers & Peripherals Total			1,534,521
Internet Software & Services – 1.2%
	eBay, Inc. (a)	13,110	421,224
	Google, Inc., Class A (a)	1,400	666,946
	NetEase.com, Inc., ADR (a)	8,320	137,280
Internet Software & Services Total			1,225,450
IT Services – 1.8%
	CheckFree Corp. (a)	7,660	302,417
	Computer Sciences Corp. (a)	5,920	312,872
	DST Systems, Inc. (a)	6,940	428,823
	First Data Corp.	21,610	524,042
	Western Union Co. (a)	10,060	221,823
IT Services Total			1,789,977

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Office Electronics – 0.2%
	Zebra Technologies Corp., Class A (a)	4,245	158,211
Office Electronics Total			158,211
Semiconductors & Semiconductor Equipment – 3.7%
	Applied Materials, Inc.	17,780	309,194
	ASML Holding N.V., N.Y. Registered Shares (a)	11,510	262,888
	CSR PLC (a)	25,480	367,384
	Intel Corp.	40,210	858,082
	Intersil Corp., Class A	21,360	500,892
	Samsung Electronics Co. Ltd., GDR (b)	2,810	911,143
	Texas Instruments, Inc.	15,480	467,186
Semiconductors & Semiconductor Equipment Total			3,676,769
Software – 2.8%
	Electronic Arts, Inc. (a)	3,530	186,702
	Microsoft Corp.	62,670	1,799,256
	Oracle Corp. (a)	45,780	845,556
Software Total			2,831,514
INFORMATION TECHNOLOGY TOTAL			13,165,657
MATERIALS – 3.4%
Chemicals – 1.0%
	Dow Chemical Co.	11,610	473,572
	International Flavors & Fragrances, Inc.	5,720	242,985
	Lyondell Chemical Co.	11,110	285,194
Chemicals Total			1,001,751
Metals & Mining – 2.4%
	Alcoa, Inc.	14,200	410,522
	Companhia Vale do Rio Doce, ADR	18,140	461,482
	Freeport-McMoRan Copper & Gold, Inc., Class B	8,510	514,685
	Mittal Steel Co. N.V., N.Y. Registered Shares, Class A	9,990	427,072
	Newmont Mining Corp.	11,980	542,335
Metals & Mining Total			2,356,096
MATERIALS TOTAL			3,357,847
TELECOMMUNICATION SERVICES – 2.9%
Diversified Telecommunication Services – 2.3%
	AT&T, Inc.	25,440	871,320
	BellSouth Corp.	12,340	556,534
	Chunghwa Telecom Co., Ltd., ADR	16,495	301,684

7

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
	Telekomunikasi Indonesia, ADR	15,480	565,949
Diversified Telecommunication Services Total			2,295,487
Wireless Telecommunication Services – 0.6%
	Philippine Long Distance Telephone Co., ADR	4,470	212,817
	Sprint Nextel Corp.	7,820	146,156
	Turkcell Iletisim Hizmet AS, ADR	14,019	202,434
Wireless Telecommunication Services Total			561,407
TELECOMMUNICATION SERVICES TOTAL			2,856,894
UTILITIES – 3.5%
Electric Utilities – 1.8%
	Edison International	9,150	406,626
	Entergy Corp.	5,040	432,583
	Exelon Corp.	9,570	593,149
	PPL Corp.	11,820	408,026
Electric Utilities Total			1,840,384
Independent Power Producers & Energy Traders – 0.2%
	AES Corp. (a)	9,570	210,444
Independent Power Producers & Energy Traders Total			210,444
Multi-Utilities – 1.5%
	Dominion Resources, Inc.	2,430	196,806
	Duke Energy Corp.	9,480	299,947
	PG&E Corp.	11,610	500,856
	Public Service Enterprise Group, Inc.	8,000	488,400
Multi-Utilities Total			1,486,009
UTILITIES TOTAL			3,536,837

	Total Common Stocks (cost of $74,875,487)		94,601,622

		Par ($)
Short-Term Obligation – 1.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/06, due 11/01/06 at 5.200%, collateralized by a U.S. Treasury Bond maturing 02/15/16, market value of $987,571 (repurchase proceeds $964,139). (cost of $964,000)	964,000	964,000

	Total Short-Term Obligation (cost of $964,000)		964,000

8

Total Investments – 96.0% (cost of $75,839,487)(c)(d)	95,565,622

Other Assets & Liabilities, Net – 4.0%	3,961,710

Net Assets – 100.0%	99,527,332

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the value of this security, which is not illiquid, represents 0.9% of net assets.

(c)	Cost for federal income tax purposes is $75,839,487.

(d)	Unrealized appreciation and depreciation at October 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$20,251,217	$(525,082)	$19,726,135

Acronym	Name
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

9

INVESTMENT PORTFOLIO

October 31, 2006 (Unaudited)	CMG Ultra Short Term Bond Fund

		Par ($)	Value ($)*
Asset-Backed Securities – 35.8%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	500,000	491,910
	4.310% 09/08/08	111,926	111,886
	4.750% 11/06/08	417,700	417,218
	5.210% 10/06/11	1,000,000	1,001,857
Bay View Auto Trust
	5.010% 06/25/14	300,000	298,771
Capital Auto Receivables Asset Trust
	3.350% 02/15/08	728,373	724,914
	5.400% 01/20/09(a)	1,000,000	1,000,519
Capital One Auto Finance Trust
	4.790% 05/15/09	582,426	581,307
Carmax Auto Owner Trust
	4.100% 05/15/08	430,757	429,887
Centex Home Equity
	5.430% 10/25/35(b)	203,808	203,825
	6.540% 01/25/32	242,132	241,103
Chase Credit Card Master Trust
	5.440% 02/15/10(b)	1,000,000	1,001,127
Chase Manhattan Auto Owner Trust
	4.770% 03/15/08	533,664	533,023
CIT Equipment Collateral
	4.420% 05/20/09	1,000,000	992,319
CNH Equipment Trust
	3.380% 02/15/11	731,981	722,344
	5.200% 08/16/10	750,000	751,714
DaimlerChrysler Auto Trust
	5.300% 10/08/08	500,000	499,886
Ford Credit Floorplan Master Owner Trust
	5.500% 06/15/11(b)	700,000	700,362
Franklin Auto Trust
	3.130% 11/15/11	316,070	310,792
	4.910% 04/20/10	1,000,000	995,922
GMAC Mortgage Corp. Loan Trust
	6.310% 05/25/36	899,959	901,366
Gracechurch Card Funding PLC
	5.430% 03/15/10(b)	1,000,000	1,001,573
GS Auto Loan Trust
	4.320% 05/15/08	231,399	230,948
	4.450% 05/17/10	750,000	743,607

1

			Par ($)	Value ($)
Asset-Backed Securities – (continued)
Harley-Davidson Motorcycle Trust
		2.630% 11/15/10	127,759	125,682
		5.360% 10/15/10	783,517	783,710
Honda Auto Receivables Owner Trust
		4.850% 06/18/08	610,949	609,947
Household Automotive Trust
		2.220% 11/17/09	465,396	459,968
John Deere Owner Trust
		5.364% 07/13/07	336,678	336,660
Long Beach Auto Receivables Trust
		3.402% 09/15/09	267,071	265,684
		4.050% 04/15/11	800,000	789,809
		4.080% 06/15/10	700,000	694,972
		4.325% 06/15/09	335,687	334,865
		4.406% 05/15/10	600,000	594,798
		5.370% 10/15/07	2,638,400	2,638,144
Long Beach Mortgage Loan Trust
	I.O.
		4.500% 12/25/06(c)	2,187,273	7,568
Nomura Asset Acceptance Corp.
		5.460% 01/25/36(a)(b)	606,492	606,558
Onyx Acceptance Grantor Trust
		3.090% 09/15/08	61,587	61,443
Ownit Mortgage Loan Asset-Backed Certificates
		5.424% 12/25/36(b)	630,709	627,271
Pinnacle Capital Asset Trust
		5.290% 05/25/09(a)	750,000	749,949
Providian Gateway Master Trust
		3.350% 09/15/11(a)	1,500,000	1,476,846
Residential Funding Mortgage Securities II, Inc.
		5.440% 09/25/35(b)	536,678	535,434
Soundview Home Equity Loan Trust
		5.490% 04/25/35(b)	64,952	64,966
Triad Auto Receivables Owner Trust
		4.220% 06/12/12	750,000	737,603
		4.280% 06/14/10	750,000	742,839
		4.770% 01/12/11	1,000,000	994,687
		5.360% 11/12/09	900,000	899,971
Wachovia Auto Loan Owner Trust
		5.390% 10/19/07(a)	1,000,000	1,000,078

2

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
WFS Financial Owner Trust
	2.850% 09/22/08	15,587	15,564
	3.020% 05/20/11	452,612	447,065
	3.150% 05/20/11	658,440	649,670
	3.250% 05/20/11	786,892	777,902

	Total Asset-Backed Securities (cost of $32,940,207)		32,917,833
Corporate Fixed-Income Bonds & Notes – 34.3%
COMMUNICATIONS – 4.0%
Media – 1.1%
Comcast Cable Communications, Inc.
	8.375% 05/01/07	500,000	507,385
Walt Disney Co.
	5.500% 12/29/06(d)	475,000	475,203
Media Total			982,588
Telecommunications – 2.9%
BellSouth Corp.
	5.580% 08/15/08(b)	600,000	600,188
Verizon Global Funding Corp.
	4.000% 01/15/08(d)	600,000	590,892
Verizon Wireless Capital LLC
	5.375% 12/15/06	750,000	749,839
Vodafone Group PLC
	5.457% 12/28/07(b)	700,000	700,208
Telecommunications Total			2,641,127
COMMUNICATIONS TOTAL			3,623,715
CONSUMER CYCLICAL – 3.1%
Auto Manufacturers – 0.7%
DaimlerChrysler NA Holding Corp.
	5.750% 05/18/09(d)	575,000	577,884
Auto Manufacturers Total			577,884
Retail – 1.6%
McDonald’s Corp.
	5.375% 04/30/07	610,000	610,095
Target Corp.
	5.500% 04/01/07(d)	850,000	850,287
Retail Total			1,460,382

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – 0.8%
Cintas Corp.
	5.125% 06/01/07	750,000	748,639
Textiles Total			748,639
CONSUMER CYCLICAL TOTAL			2,786,905
CONSUMER NON-CYCLICAL – 2.5%
Cosmetics/Personal Care – 0.8%
Gillette Co.
	3.500% 10/15/07(d)	750,000	735,239
Cosmetics/Personal Care Total			735,239
Food – 1.2%
General Mills, Inc.
	5.125% 02/15/07	500,000	499,483
Kraft Foods, Inc.
	5.250% 06/01/07	600,000	599,029
Food Total			1,098,512
Healthcare Services – 0.5%
WellPoint, Inc.
	3.750% 12/14/07	500,000	491,211
Healthcare Services Total			491,211
CONSUMER NON-CYCLICAL TOTAL			2,324,962
ENERGY – 0.3%
Oil & Gas – 0.3%
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(a)	313,500	304,255
Oil & Gas Total			304,255
ENERGY TOTAL			304,255
FINANCIALS – 21.2%
Banks – 1.7%
Capital One Bank
	6.700% 05/15/08	600,000	611,988
M&I Marshall & Ilsley Bank
	4.125% 09/04/07	600,000	594,615
Societe Generale of North America, Inc.
	5.140% 11/20/06	1,000,000	997,287
Banks Total			1,591,902
Diversified Financial Services – 15.3%
American Express Credit Corp.
	5.480% 06/16/11(b)	1,000,000	1,000,864

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
American Honda Finance Corp.
	5.418% 08/23/07(a)(b)	500,000	500,255
Bear Stearns Companies, Inc.
	5.676% 01/30/09(b)	350,000	352,021
Caterpillar Financial Services Corp.
	3.700% 08/15/08	600,000	584,609
CIT Group, Inc.
	5.605% 02/15/07(b)	1,000,000	1,000,721
Countrywide Home Loans, Inc.
	3.250% 05/21/08	500,000	485,409
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10(d)	200,000	197,963
	5.905% 02/15/07(b)	1,000,000	1,001,547
General Electric Capital Corp.
	6.500% 12/10/07(d)	500,000	506,079
Goldman Sachs Group LP
	7.200% 03/01/07(a)	250,000	251,636
Goldman Sachs Group, Inc.
	5.510% 01/09/07(b)	1,500,000	1,500,493
Household Financial Corp.
	7.650% 05/15/07(d)	650,000	657,499
International Lease Finance Corp.
	4.350% 09/15/08	1,000,000	984,054
John Deere Capital Corp.
	3.625% 05/25/07	500,000	495,086
	3.875% 03/07/07(d)	540,000	537,113
Lehman Brothers Holdings, Inc.
	3.500% 08/07/08	1,160,000	1,127,586
Merrill Lynch & Co.
	3.000% 04/30/07	200,000	197,738
Morgan Stanley
	5.550% 11/24/06(b)	1,500,000	1,500,174
Textron Financial Corp.
	4.125% 03/03/08	600,000	590,405
Diversified Financial Services Total			14,083,240
Insurance – 3.1%
Berkshire Hathaway Finance Corp.
	5.476% 05/16/08(b)(d)	500,000	500,610

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Genworth Financial, Inc.
	5.540% 06/15/07(b)	1,100,000	1,101,526
Hartford Financial Services Group, Inc.
	4.700% 09/01/07	1,000,000	993,619
Prudential Financial, Inc.
	4.104% 11/15/06	225,000	224,914
Insurance Total			2,820,669
Real Estate Investment Trusts (REITs) – 1.1%
Simon Property Group LP
	5.375% 08/28/08	1,000,000	998,290
Real Estate Investment Trusts Total			998,290
FINANCIALS TOTAL			19,494,101
INFORMATION TECHNOLOGY – 0.8%
Computers – 0.8%
International Business Machines Corp.
	3.800% 02/01/08	750,000	735,808
Computers Total			735,808
TOTAL INFORMATION TECHNOLOGY			735,808
UTILITIES – 2.4%
Electric – 2.4%
Alabama Power Co.
	2.800% 12/01/06	400,000	399,207
	3.500% 11/15/07	567,000	556,876
Nisource Finance Corp.
	3.200% 11/01/06	500,000	500,000
Wisconsin Electric Power Co.
	3.500% 12/01/07	750,000	736,420
Electric Total			2,192,503
UTILITIES TOTAL			2,192,503

	Total Corporate Fixed-Income Bonds & Notes (cost of $31,633,993)		31,462,249
Collateralized Mortgage Obligations – 16.2%
AGENCY – 10.9%
Federal Home Loan Mortgage Corp.
	2.351% 08/15/08(b)	496,031	490,723
	3.000% 06/15/23	560,181	554,501
	3.500% 07/15/17	890,015	883,713
	4.000% 05/15/14	100,000	98,201
	4.000% 07/15/24	431,724	424,776

6

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
	4.250% 03/15/17	529,979	526,373
	4.500% 11/15/16	407,571	402,738
	5.000% 07/15/14	400,000	398,019
	5.000% 11/15/15	240,109	238,934
	5.000% 02/15/16	801,743	797,154
	5.000% 09/15/19	712,078	708,983
	5.000% 05/15/26	441,098	438,866
	5.500% 04/15/27	1,754,500	1,762,159
Federal National Mortgage Association
	4.500% 03/25/13	879,098	869,068
	5.000% 01/25/23	539,976	536,457
	6.000% 01/25/31	876,033	876,826
AGENCY TOTAL			10,007,491
NON – AGENCY – 5.3%
Granite Master Issuer PLC
	5.330% 04/20/31(b)	721,430	721,278
JP Morgan Mortgage Trust
	5.500% 04/25/36	400,000	399,079
Opteum Mortgage Acceptance Corp.
	5.470% 12/25/35(b)	553,300	549,915
Paragon Mortgages PLC
	5.310% 06/15/41(a)(b)	561,976	561,976
Residential Mortgage Securities PLC
	5.602% 11/14/31(a)(b)	1,000,000	1,000,230
Washington Mutual, Inc.
	3.624% 04/25/35(b)	135,243	134,803
	4.838% 10/25/35(b)	719,015	709,622
	6.250% 07/25/36	841,341	840,216
NON – AGENCY TOTAL			4,917,119

	Total Collateralized Mortgage Obligations (cost of $14,967,039)		14,924,610
Government & Agency Obligations – 10.6%
U.S. GOVERNMENT AGENCIES – 10.6%
Federal Home Loan Bank
	2.625% 02/16/07	500,000	496,046
	4.000% 04/25/07	1,000,000	993,692
	4.000% 03/10/08	1,000,000	987,034
	4.875% 05/15/07	1,000,000	997,899
	5.375% 02/15/07	1,250,000	1,249,872

7

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp.
	2.875% 12/15/06	2,000,000	1,993,848
	3.750% 11/15/06	1,000,000	999,376
	4.125% 04/02/07	2,000,000	1,989,940
TOTAL U.S. GOVERNMENT AGENCIES			9,707,707
	Total Government & Agency Obligations (cost of $9,753,793)		9,707,707
Municipal Bonds – 1.7%
KS Wyandotte County Kansas City Unified Government Special Obligation Revenue
	Series 2005,
	4.670% 12/01/09(e)	490,000	486,756
NY City
	Series 2005 L,
	4.000% 12/01/06(e)	300,000	299,655
NY Urban Development Corp. Revenue
	Series 2004 B-3,
	3.580% 12/15/07(e)	800,000	786,344

	Total Municipal Bonds (cost of $1,440,885)		1,572,755

		Shares
Securities Lending Collateral – 2.6%
	State Street Navigator Securities Lending Prime Portfolio (f)	2,358,433	2,358,433

	Total Securities Lending Collateral (cost of $2,358,433)		2,358,433

		Par ($)
Short-Term Obligation – 6.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/06, due 11/01/06 at 5.200%, collateralized by a U.S. Treasury Bond maturing 11/15/21, market value of $5,863,600 (repurchase proceeds $5,744,830).	5,744,000	5,744,000

	Total Short-Term Obligation (cost of $5,744,000)		5,744,000

	Total Investments – 107.5% (cost of $98,838,350)(g)(h)		98,687,587

	Other Assets & Liabilities, Net – (7.5)%		(6,844,982)

	Net Assets – 100.0%		91,842,605

8

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities, which are not illiquid, amounted to $7,452,302, which represents 8.1% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2006.

(c)	Accrued interest accumulates in the value of this security and is payable at redemption.

(d)	All or a portion of this security was on loan at October 31, 2006. The market value of securities on loan at October 31, 2006 is $2,312,853.

(e)	Auction rate security. A debt security in which the interest rate is reset periodically, at intervals established at the time of issuance.

(f)	Investment made with cash collateral received from securities lending activity.

(g)	Cost for federal income tax purposes is $98,988,353.

(h)	Unrealized appreciation and depreciation at October 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$85,795	$(386,561)	$(300,766)

Acronym	Name
I.O.	Interest Only Security

9

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Institutional Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	December 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	December 21, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	December 21, 2006